AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON SEPTEMBER 28, 2026

REGISTRATION NOS. 033-79858

811-08544

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☐
PRE-EFFECTIVE AMENDMENT NO.	☐
POST-EFFECTIVE AMENDMENT NO. 156	☒
AND/OR

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☐
AMENDMENT NO. 157	☒

INVESTMENT MANAGERS SERIES TRUST III

(Exact Name of Registrant as Specified in Charter)

235 West Galena Street

Milwaukee, Wisconsin 53212

(Address of Principal Executive Offices, including Zip Code)

Registrant's Telephone Number, Including Area Code: (626) 385-5777

Diane J. Drake

Mutual Fund Administration, LLC

2220 E. Route 66, Suite 226

Glendora, California 91740

(Name and Address of Agent for Service)

COPIES TO:

Laurie Anne Dee

Morgan, Lewis & Bockius LLP

600 Anton Boulevard, Suite 1800

Costa Mesa, California 92626

It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b) of Rule 485; or
☒	on September 30, 2026 pursuant to paragraph (b) of Rule 485; or
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485;
☐	on _________ pursuant to paragraph (a)(1) of Rule 485; or
☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485; or
☐	on _________ pursuant to paragraph (a)(2) of Rule 485; or
☐	on _________ pursuant to paragraph (a)(3) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

FPA Queens Road Small Cap Value Fund

PROSPECTUS

Investor Class - (QRSVX)
Advisor Class - (QRSAX)
Institutional Class - (QRSIX)

The FPA Queens Road Small Cap Value Fund (the “Fund”), a series of Investment Managers Series Trust III (the “Trust”), is an open end, diversified fund having the primary investment objective of seeking long-term capital growth. The Fund primarily invests in the equity securities of small capitalization U.S. companies.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

September 30, 2026

Distributor:

DISTRIBUTION SERVICES, LLC
190 Middle Street, Suite 301
Portland, ME 04101

FPA QUEENS ROAD SMALL CAP VALUE FUND
235 West Galena Street
Milwaukee, Wisconsin 53212

1

FUND SUMMARY

INVESTMENT OBJECTIVE

The Fund seeks long-term capital growth.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees (fees paid directly from your investment)	Investor Class	Advisor Class	Institutional Class

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original sales price or redemption proceeds, as applicable)	None	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	None	None	None
Exchange Fee	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees		0.66%		0.66%		0.66%
Distribution (Rule 12b‑1) Fees		None		None		None
Other Expenses		0.27%		0.20%		0.13%
Shareholder Service Fee	0.22%		0.15%		0.08%
All Other Expenses	0.05%		0.05%		0.05%
Acquired Fund Fees and Expenses		0.02%		0.02%		0.02%
Total Annual Fund Operating Expenses[1]		0.95%		0.88%		0.81%
1
The total annual fund operating expenses do not correlate to the ratio of expenses to average net assets appearing in the financial highlights table, which reflects only the operating expenses of the Fund and does not include acquired fund fees and expenses.

2

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses of the Fund remain same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
One Year	Three Years	Five Years	Ten Years
Investor Class	$97	$303	$525	$1,166
Advisor Class	$90	$281	$488	$1,084
Institutional Class	$83	$259	$450	$1,002

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover was 17% of the average value of its portfolio. The Fund’s portfolio turnover rate may vary from year to year as well as within a year.

PRINCIPAL INVESTMENT STRATEGIES

The Fund seeks to achieve its investment objective by investing primarily in the equity securities (common stocks, preferred stocks and convertible securities) of small capitalization (small cap) U.S. value companies. The Fund’s sub-adviser, Bragg Financial Advisors, Inc., invests the Fund’s assets by pursuing a value-oriented strategy. The sub-adviser’s strategy begins with a screening process that seeks to identify small cap companies whose stocks sell at discounted price-to-earnings (P/E) and price-to-cash flow (P/CF) multiples. The sub-adviser favors companies that maintain strong balance sheets and have experienced management. Generally, the sub-adviser attempts to identify situations where stock prices are undervalued by the market.

Under normal circumstances, the Fund will invest at least 80% of its net assets (for the purpose of this requirement, net assets include net assets plus any borrowings for investment purposes) in equity securities of small cap value companies. The Fund currently defines a small cap company as one whose market capitalization is no greater than the largest market capitalization of any company included in at least one of the following indices within the preceding 12-month period (while such company was included in the index): the Russell 2000 Index, MSCI US Small Cap Index, S&P 600 Index, or Bloomberg US 600 Index. The Fund currently defines a value company as a company that (i) is included in at least one value index (as defined by the Fund’s sub-adviser (the “Value Indices”), (ii) exhibits one or more valuation metrics (such as price-to-earnings ratio, price-to-book value ratio, price-to-cash flow ratio, price-to-sales ratio, enterprise value-to-EBIT, or enterprise value-to-EBITA, among others) that are lower than the average of an applicable equity market index, or (iii) exhibits characteristics that the sub-adviser determines, based on its proprietary

3

valuation models, indicate the company’s shares are trading at a discount to the company’s intrinsic value. The Fund’s sub-adviser currently defines the Value Indices to include the following indices: Russell 2000 Value Index, Russell 2500 Value Index, Russell Midcap Value Index MSCI US Small Cap Value Index, MSCI USA Mid Cap Value Index, S&P 600 Value Index, S&P 400 Value Index, Bloomberg US 3000 Value Index, MSCI Canada Small Cap Value Index, and MSCI Canada Value Index.

The sub-adviser generally sells securities (i) when it believes they are trading for more than their intrinsic value, (ii) to generate tax losses to offset taxable gains, or (iii) if additional cash is needed to fund redemptions.

PRINCIPAL RISKS

Risk is inherent in all investing and you could lose money by investing in the Fund. A summary description of certain principal risks of investing in the Fund is set forth below. Before you decide whether to invest in the Fund, carefully consider these risk factors associated with investing in the Fund, which may cause investors to lose money. There can be no assurance that the Fund will achieve its investment objective.

Risks Associated with Investing in Equities. Equity securities, generally common stocks, held by the Fund may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect the securities markets generally, such as adverse changes in economic or political conditions, the general outlook for corporate earnings, interest rates or investor sentiment. Sustained periods of market volatility, either globally or in any jurisdiction in which the Fund invests, may increase the risks associated with an investment in the Fund. Equity securities may also lose value because of factors affecting an entire industry or sector, such as increases in production costs, or factors directly related to a specific company, such as decisions made by its management. Equity securities generally have greater price volatility than debt securities.

Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments.

Small Cap Securities. The prices of securities of small capitalization companies generally are more volatile, less liquid, and more likely to be adversely affected by poor economic or market conditions than securities of larger companies. Small companies may have limited product lines, markets or financial resources, and they may be dependent upon a limited management group.

Risks Associated with Value Investing. Value securities, including those selected by the portfolio manager for the Fund, are subject to the risks that their intrinsic value may never be realized by the market and that their prices may go down. In addition, value style investing may fall out of favor and underperform growth or other styles of investing during given periods. The Fund’s value discipline may result in a portfolio of stocks that differs materially from its illustrative index.

Issuer-Specific Changes. The value of an individual security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole. The prices of, and

4

income generated by, securities held by the Fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulation affecting the issuer or its competitive environment, and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives. An individual security may also be affected by factors related to the industry or sector of the issuer or the securities markets as a whole, and conversely an industry or sector or the securities markets may be affected by a change in financial condition or another event affecting a single issuer. At times, the Fund may invest more significantly in a single issuer, which could increase the Fund’s volatility and the risk of loss arising from the factors described above.

Management Risk. The Fund is subject to management risk as an actively managed investment portfolio. The sub-adviser’s skill in choosing appropriate investments for the Fund will determine, in part, the Fund’s ability to achieve its investment objective. The portfolio manager will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results. The portfolio manager’s opinion about the intrinsic worth or creditworthiness of a company or security may be incorrect, the portfolio manager may not make timely purchases or sales of securities for the Fund, the Fund’s investment objective may not be achieved, or the market may continue to undervalue the Fund’s securities. In addition, the Fund may not be able to quickly dispose of certain securities holdings. The frequency of trading within the Fund impacts portfolio turnover rates, which are shown in the financial highlights table. A higher rate of portfolio turnover could produce higher trading costs and taxable distributions, which would detract from the Fund’s performance. Moreover, there can be no assurance that all of the sub-adviser’s personnel will continue to be associated with the sub-adviser for any length of time. The loss of services of one or more key employees of the sub-adviser, including the Fund’s portfolio manager, could have an adverse impact on the Fund’s ability to achieve its investment objective. Certain securities or other instruments in which the Fund seeks to invest may not be available in the quantities desired. In such circumstances, the portfolio manager may determine to purchase other securities or instruments as substitutes. Such substitute securities or instruments may not perform as intended, which could result in losses to the Fund.

Market Risk. The market price of a security or instrument may decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic, political, or geopolitical conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally. The market value of a security or instrument also may decline because of factors that affect a particular industry or industries, such as tariffs, labor shortages or increased production costs and competitive conditions within an industry. In addition, local, regional or global events such as war, acts of terrorism, international conflicts, trade disputes, supply chain disruptions, cybersecurity events, the spread of infectious illness or other public health issues, natural disasters or climate events, or other events could have a significant impact on a security or instrument. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market.

5

Large Investor Risk. Ownership of shares of the Fund may be concentrated in one or a few large investors. Such investors may redeem shares in large quantities or on a frequent basis. Redemptions by a large investor may affect the performance of the Fund, may increase realized capital gains, may accelerate the realization of taxable income to shareholders and may increase transaction costs. These transactions potentially limit the use of any capital loss carryforwards and certain other losses to offset future realized capital gains (if any). Such transactions may also increase the Fund’s expenses. In addition, the Fund may be delayed in investing new cash after a large shareholder purchase, and under such circumstances may be required to maintain a larger cash position than it ordinarily would.

Sector Focus Risk. The Fund may invest a larger portion of its assets in one or more sectors than many other mutual funds, and thus will be more susceptible to negative events affecting those sectors. For example, as of May 31, 2026, 23.0% of the Fund’s assets were invested in the technology sector. Companies in the technology sector can be significantly affected by intense competition, consumer preferences, problems with product compatibility and government regulation.

Recent Market Events. Periods of market volatility may occur in response to market events, public health emergencies, natural disasters or climate events, and other economic, political, and global macro factors. U.S. and international markets have recently experienced, and may continue to experience, periods of significant volatility due to various factors, including uncertainty regarding inflation and central banks’ interest rate changes, the possibility of a national or global recession, trade tensions and tariffs, and political and geopolitical events. In addition, wars or threats of war and aggression, such as Russia’s invasion of Ukraine and conflicts among nations and militant groups in the Middle East, have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on the U.S. and world economies and markets generally, each of which may negatively impact the Fund’s investments. Additionally, since the change in the U.S. presidential administration in 2025, the administration has pursued an aggressive foreign policy agenda, including actual or potential imposition of tariffs, which may have consequences on the United States’ relations with foreign countries, the economy, and markets generally. These and other similar events could be prolonged and could adversely affect the value and liquidity of the Fund’s investments, impair the Fund’s ability to satisfy redemption requests, and negatively impact the Fund’s performance.

Cybersecurity Risk. Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets, customer data (including private shareholder information), or proprietary information, or cause the Fund, the Adviser, the sub-adviser and/or other service providers (including custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality. In an extreme case, a shareholder’s ability to exchange or redeem Fund shares may be affected. Issuers of securities in which the Fund invests are also subject to cybersecurity risks, and the value of those securities could decline if the issuers experience cybersecurity incidents.

6

Who May Want to Invest in the Fund?

The FPA Queens Road Small Cap Value Fund is designed for investors who:

•
seek an aggressive stock fund with the long-term goal of growth of capital
•
seek a fund to complement a portfolio of more conservative investments
•
are willing to accept significant changes (up or down) in the value of an investment

The Fund is NOT appropriate for investors who:

•
want to avoid high volatility or possible losses
•
want an investment that pursues market trends or focuses on particular sectors or industries
•
are pursuing a short term goal or investing emergency reserve money
•
are seeking regular income or preservation of capital.

PERFORMANCE

The Fund is the successor of the FPA Queens Road Small Cap Value Fund, formerly a series of Bragg Capital Trust (the “Predecessor Fund”). The Fund acquired all of the assets and liabilities of the Predecessor Fund following the reorganization of the Predecessor Fund on July 28, 2023. As a result of the acquisition, the Fund is the accounting successor of the Predecessor Fund. Performance results shown in the bar chart and the performance table below for periods prior to July 28, 2023, reflect the performance of the Predecessor Fund.

The bar chart and Average Annual Total Returns table below provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the 1, 5 and 10 calendar year periods compare with those of the Russell 3000 Index, a broad-based market index, and the Russell 2000 Value Index, an additional index that provides a measure of the U.S. small cap value equity market. The past performance information shown below is for Investor Class shares of the Fund. Although Investor Class shares would have similar annual returns to the Fund’s other share classes (i.e., Advisor Class and Institutional Class shares) because all of the classes are invested in the same portfolio of securities, the returns for each class of shares will vary because of the different expenses paid by each class of shares, as described in the table labeled “Fees and Expenses of the Fund” above. The chart and table reflect the reinvestment of dividends and distributions. In addition, the Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

To obtain updated monthly performance information, please visit the Fund’s website at https://fpa.com/funds or call (800) 982‑4372.

7

Calendar-Year Total Return (before taxes) for Investor Class
For each calendar year at NAV

The year-to-date return as of June 30, 2026, was 27.02%.

Investor Class
Highest Calendar Quarter Return at NAV
24.75
%
(Quarter ended 12/31/2020)
Lowest Calendar Quarter Return at NAV
(21.84
)%
(Quarter ended 03/31/2020)
Average Annual Total Returns (for the periods ended December 31, 2025)	One Year	Five Years	Ten Years	Since Inception
Investor Class—Return Before Taxes	13.36%	10.26%	9.88%	—
Investor Class—Return After Taxes on Distributions[1]	12.23%	9.47%	8.93%	—
Investor Class—Return After Taxes on Distributions and Sale of Fund Shares[1]	8.74%	8.06%	7.86%	—
Advisor Class[2]—Return Before Taxes	13.31%	10.30%	—	11.81%
Institutional Class[2]—Return Before Taxes	13.49%	10.43%	—	11.94%
Russell 3000 Index	17.15%	13.15%	14.29%	10.53%
Russell 2000 Value Index	12.59%	8.88%	9.27%	8.37%
1
After-tax returns are shown only for Investor Class shares; after-tax returns for other share classes will vary. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. The after-tax returns are not relevant if you hold your Fund shares in tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRA”).
2
Advisor Class and Institutional Class shares commenced operations on December 1, 2020.

INVESTMENT ADVISER

First Pacific Advisors, LP (“FPA” or the “Adviser”) is the Fund’s investment adviser.

SUB-ADVISER

Bragg Financial Advisors, Inc. is the Fund’s investment sub-adviser.

8

PORTFOLIO MANAGER

Steve Scruggs, CFA, Portfolio Manager of the sub-adviser, has served as portfolio manager of the Fund since its inception in July 2023, and as portfolio manager for the Predecessor Fund since June 2002. Benjamin Mellman, Portfolio Manager of the sub-advisor, has served as a portfolio manager of the Fund since January 2026. Mr. Scruggs and Mr. Mellman are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio.

PURCHASE AND SALE OF FUND SHARES

Investors may purchase or redeem shares on any business day by written request, check, wire, ACH (Automated Clearing House), telephone, or through dealers as further described in this prospectus. You may conduct transactions by mail (FPA Funds, c/o UMB Fund Services, Inc., P.O. Box 2175, Milwaukee, Wisconsin 53201‑2175, or 235 West Galena Street, Milwaukee, Wisconsin 53212), by wire, or by telephone at (800) 638‑3060. Purchases and redemptions by telephone are only permitted if you previously established this option in your account. Investors can use the Account Application for initial purchases.

Investors can purchase shares by contacting any investment dealer authorized to sell the Fund’s shares. The minimum initial investment is $1,500, $1,500, and $100,000 for the Investor Class, Advisor Class, and Institutional Class shares, respectively, and each subsequent investment, which can be made directly to UMB Fund Services, Inc., must be at least $100. However, as described herein, no minimum investment amount is imposed for investments in retirement plans. All purchases made by check should be in U.S. dollars and made payable to the FPA Funds. Third party, starter or counter checks will not be accepted. A charge may be imposed if a check does not clear. The Fund reserves the right to waive or lower purchase and investment minimums in certain circumstances. For example, the minimums listed above may be waived or lowered for investors who are Trustees or officers of the Fund, employees of the Adviser and/or customers of certain financial intermediaries that hold the Fund’s shares in certain omnibus accounts, and investments in the Fund in connection with liquidity programs (described in additional detail under “Management of the Fund”), at the discretion of the officers of the Fund. In addition, financial intermediaries may impose their own minimum investment and subsequent purchase amounts.

Subsequent investments and redemptions can be made directly to UMB Fund Services, Inc.

Notice to Non-U.S. Resident Individual Shareholders. The Fund and its shares are only registered in the United States and its territories (“United States”). Regulations outside of the United States may restrict the sale of shares to certain non-U.S. residents or subject certain shareholder accounts to additional regulatory requirements. As a result, individuals resident outside the United States are generally not eligible to invest in the Fund. The Fund reserves the right, however, to sell shares to certain other non-U.S. investors in compliance with applicable law. If a current shareholder of the Fund provides a non-U.S. address, this will be deemed a representation and warranty from such investor that he/she is not a U.S. resident and will continue to be a non-U.S. resident unless and until the Fund is notified of a change in the investor’s resident status. Any current shareholder that has a resident address outside of the United States may be restricted from purchasing additional shares.

9

TAX INFORMATION

The Fund’s distributions are taxable and will be taxed as ordinary income and/or long-term capital gain, unless you are investing through a tax-deferred arrangement, such as an IRA or 401(k) plan.

INFORMATION REGARDING TRANSACTIONS THROUGH FINANCIAL INTERMEDIARIES

Shareholders may be required to pay a commission directly to their broker or other financial intermediary when buying or selling shares of the Fund. Shareholders and potential investors may wish to contact their broker or other financial intermediary for information regarding applicable commissions, transaction fees or other charges associated with transactions in shares of the Fund.

In addition, brokers, dealers, banks, trust companies and other financial representatives may receive compensation from the Fund or its service providers for providing a variety of services, which may include recordkeeping, transaction processing for shareholders’ accounts and certain shareholder services not currently offered to shareholders that deal directly with the Fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

10

ADDITIONAL INFORMATION ABOUT PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS

Investment Objective

The Fund’s objective is long-term capital growth. The Fund’s investment objective is fundamental and may not be changed without shareholder approval.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing primarily in the equity securities (common stocks, preferred stocks and convertible securities) of small capitalization (small cap) U.S. value companies. The Fund’s sub-adviser, BFA, invests the Fund’s assets by pursuing a value-oriented strategy. The sub-adviser’s strategy begins with a screening process that seeks to identify small cap companies whose stocks sell at discounted price-to-earnings (P/E) and price-to-cash flow (P/CF) multiples. The sub-adviser favors companies that maintain strong balance sheets and have experienced management. Generally, the sub-adviser attempts to identify situations where stock prices are undervalued by the market.

Under normal circumstances, the Fund will invest at least 80% of its net assets (for the purpose of this requirement, net assets include net assets plus any borrowings for investment purposes) in equity securities of small cap value companies. The Fund will not change this investment policy unless it gives shareholders at least 60 days’ advance written notice. The Fund currently defines a small cap company as one whose market capitalization is no greater than the largest market capitalization of any company included in at least one of the following indices within the preceding 12-month period (while such company was included in the index): the Russell 2000 Index, MSCI US Small Cap Index, S&P 600 Index, or Bloomberg US 600 Index. The Fund currently defines a value company as a company that (i) is included in at least one of the Value Indices, (ii) exhibits one or more valuation metrics (such as price-to-earnings ratio, price-to-book value ratio, price-to-cash flow ratio, price-to-sales ratio, enterprise value-to-EBIT, or enterprise value-to-EBITA, among others) that are lower than the average of an applicable equity market index, or (iii) exhibits characteristics that the sub-adviser determines, based on its proprietary valuation models, indicate the company’s shares are trading at a discount to the company’s intrinsic value. The Fund’s sub-adviser currently defines the Value Indices to include the following indices: Russell 2000 Value Index, Russell 2500 Value Index, Russell Midcap Value Index MSCI US Small Cap Value Index, MSCI USA Mid Cap Value Index, S&P 600 Value Index, S&P 400 Value Index, Bloomberg US 3000 Value Index, MSCI Canada Small Cap Value Index, and MSCI Canada Value Index.

The sub-adviser generally sells securities (i) when it believes they are trading for more than their intrinsic value, (ii) to generate tax losses to offset taxable gains, or (iii) if additional cash is needed to fund redemptions.

Non-Principal Investment Strategies

The Fund reserves the right to invest in other securities, as further detailed in the Fund’s Statement of Additional Information.

11

ADDITIONAL INFORMATION ABOUT THE PRINCIPAL RISKS

The risk descriptions below provide a more detailed explanation of the Fund’s common principal investment risks (except as noted) that correspond to the risks described in the Fund’s Fund Summary section of this Prospectus.

Risks Associated with Investing in Equities. Equity securities, generally common stocks, held by the Fund may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect the securities markets generally, such as adverse changes in economic or political conditions, the general outlook for corporate earnings, interest rates or investor sentiment. Sustained periods of market volatility may increase the risks associated with an investment in the Fund. Equity securities may also lose value because of factors affecting an entire industry or sector, such as increases in production costs or factors directly related to a specific company, such as decisions made by its management.

Common stock of an issuer in the Fund’s portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition. Common stock is subordinated to preferred stocks, bonds, and other debt instruments in a company’s capital structure, in terms of priority with respect to corporate income, and therefore will be subject to greater dividend risk than preferred stocks or debt instruments of such issuers. In addition, while broad market measures of common stocks have historically generated higher average returns than fixed income securities, common stocks have also experienced significantly more volatility in those returns. Because preferred stock is generally junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics.

Stock Market Volatility. While stocks have historically outperformed other asset classes over the long term, stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments.

Small Cap Securities. Investing in the securities of small capitalization companies involves special risks. Among other things, the prices of securities of these companies generally are more volatile than those of larger companies; the securities of small capitalization companies generally are less liquid; and smaller companies generally are more likely to be adversely affected by poor economic or market conditions. In addition, it is anticipated that some of the Fund’s portfolio securities may not be widely traded, and that the Fund’s position in such securities may be substantial in relation to the market for such securities. Accordingly, it may be difficult for the Fund to dispose of such securities quickly at prevailing market prices. Investments in securities of companies with small market capitalizations are generally considered to offer greater opportunity for appreciation but also may involve greater risks than customarily are associated with more established companies. The securities of smaller capitalization companies may be subject to more abrupt fluctuations in market price than larger, more established companies. Small capitalization companies have limited product lines, markets or financial resources, or they may be dependent

12

upon a limited management group. In addition to exhibiting greater volatility, small cap stocks may, to a degree, fluctuate independently of larger cap stocks, i.e., small cap stocks may decline in price as the prices of large cap stocks rise or vice versa.

Risks Associated with Value Investing. Value securities, including those selected by the portfolio manager for the Fund, are subject to the risks that their intrinsic value may never be realized by the market and that their prices may go down. In addition, value style investing may fall out of favor and underperform growth or other styles of investing during given periods. The Fund’s value discipline may result in a portfolio of stocks that differs materially from its illustrative index.

Securities selected by the portfolio manager using a value strategy may never reach their intrinsic value because the market fails to recognize what the portfolio manager considers to be the true business value or because the portfolio manager has misjudged those values. There may be periods during which the investment performance of the Fund suffers while using a value strategy.

Issuer-Specific Changes. The value of an individual security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole. The prices of, and income generated by, securities held by the Fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulation affecting the issuer or its competitive environment, and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives. An individual security may also be affected by factors related to the industry or sector of the issuer or the securities markets as a whole, and conversely an industry or sector or the securities markets may be affected by a change in financial condition or another event affecting a single issuer. At times, the Fund may invest more significantly in a single issuer, which could increase the Fund’s volatility and the risk of loss arising from the factors described above.

Management Risk. The Fund is subject to management risk as an actively managed investment portfolio. The sub-adviser’s skill in choosing appropriate investments for the Fund will determine in part the Fund’s ability to achieve its investment objective. The portfolio manager will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results. The portfolio manager’s opinion about the intrinsic worth or creditworthiness of a company or security may be incorrect, the portfolio manager may not make timely purchases or sales of securities for the Fund, the Fund’s investment objective may not be achieved, or the market may continue to undervalue the Fund’s securities. In addition, the Fund may not be able to quickly dispose of certain securities holdings. The frequency of trading within the Fund impacts portfolio turnover rates, which are shown in the financial highlights table. A higher rate of portfolio turnover could produce higher trading costs and taxable distributions, which would detract from the Fund’s performance. Moreover, there can be no assurance that all of the sub-adviser’s personnel will continue to be associated with the sub-adviser for any length of time. The loss of services of one or more key employees of the sub-adviser, including the portfolio manager, could have an adverse impact on the Fund’s ability to achieve its investment objective. Certain securities or other instruments in which the Fund seeks to invest may

13

not be available in the quantities desired. In such circumstances, the portfolio manager may determine to purchase other securities or instruments as substitutes. Such substitute securities or instruments may not perform as intended, which could result in losses to the Fund.

Market Risk. The market price of a security or instrument may decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic, political, or geopolitical conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally. The market value of a security or instrument also may decline because of factors that affect a particular industry or industries, such as tariffs, labor shortages or increased production costs and competitive conditions within an industry. In addition, local, regional or global events such as war, acts of terrorism, international conflicts, trade disputes, supply chain disruptions, cybersecurity events, the spread of infectious illness or other public health issues, natural disasters or climate events, or other events could have a significant impact on a security or instrument. Such events could make identifying investment risks and opportunities especially difficult for the Adviser. In response to certain crises, the United States and other governments have taken steps to support financial markets. The withdrawal of this support or failure of efforts in response to a crisis could negatively affect financial markets generally as well as the value and liquidity of certain securities. In addition, policy and legislative changes in the United States and in other countries are changing many aspects of financial regulation. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market.

Large Investor Risk. Ownership of shares of the Fund may be concentrated in one or a few large investors. Such investors may redeem shares in large quantities or on a frequent basis. Redemptions by a large investor may affect the performance of the Fund, may increase realized capital gains, may accelerate the realization of taxable income to shareholders and may increase transaction costs. These transactions potentially limit the use of any capital loss carryforwards and certain other losses to offset future realized capital gains (if any). Such transactions may also increase the Fund’s expenses. In addition, the Fund may be delayed in investing new cash after a large shareholder purchase, and under such circumstances may be required to maintain a larger cash position than it ordinarily would.

Sector Focus Risk. From time to time, the Fund may invest a significant amount of its total assets in each of certain sectors of the economy. Each of those sectors may be subject to specific risks. These risks include governmental regulation of the sector and governmental monetary and fiscal policies, which may impact interest rates and currencies and affect corporate funding and international trade. Certain sectors may be more vulnerable than others to these factors. In addition, market sentiment and expectations toward a particular sector could affect a company’s market valuation and access to equity funding. For example, as of May 31, 2026, 23.0% of the Fund’s assets were invested in the technology sector. Companies in the technology sector can be significantly affected by intense competition, consumer preferences, problems with product compatibility and government regulation. The products of technology companies may face rapid

14

product obsolescence due to technological developments and frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Failure to introduce new products, develop and maintain a loyal customer base, or achieve general market acceptance for their products could have a material adverse effect on a company’s business. Companies in the technology sector are heavily dependent on intellectual property and the loss of patent, copyright and trademark protections may adversely affect the profitability of these companies.

Recent Market Events. Periods of market volatility may occur in response to market events, public health emergencies, natural disasters or climate events, and other economic, political, and global macro factors. U.S. and international markets have recently experienced, and may continue to experience, periods of significant volatility due to various factors, including uncertainty regarding inflation and central banks’ interest rate changes, the possibility of a national or global recession, trade tensions and tariffs, and political and geopolitical events. In addition, wars or threats of war and aggression, such as Russia’s invasion of Ukraine and conflicts among nations and militant groups in the Middle East, have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on the U.S. and world economies and markets generally, each of which may negatively impact the Fund’s investments. Damage to energy infrastructure from conflicts in the Middle East, reduced shipping through the Strait of Hormuz and other energy supply constraints could also have long-term adverse impacts on the U.S. and world economies. Additionally, since the change in the U.S. presidential administration in 2025, the administration has pursued an aggressive foreign policy agenda, including through suggestions that the United States should control sovereign foreign territories, attempts to restructure federal government agencies with international influence, and the actual or potential imposition of tariffs on foreign countries, including China and long-time U.S. allies. In particular, the imposition of tariffs has led to retaliatory tariffs by certain foreign countries and could lead to retaliatory tariffs imposed by additional foreign countries, as well as increased and prolonged market volatility, and sector-specific downturns in industries reliant on international trade. The administration has also sought to reduce the headcount of and freeze or reduce funding available to certain U.S. government agencies. Such efforts may continue throughout U.S. federal agencies, which could increase administrative burdens on remaining government employees, increase processing times of company filings, alter regulatory policymaking, and increase regulatory volatility. These efforts and other similar actions may have unforeseen consequences on the economy and markets generally, and could negatively impact the Fund.

Raising the ceiling on U.S. government debt and passing periodic legislation to fund the government have become increasingly politicized. Any failure to do either could lead to a default on U.S. government obligations, with unpredictable consequences for economies and markets in the United States and elsewhere.

Changing interest rate environments (whether downward or upward) impact various sectors of the economy and asset classes in different ways. For example, low interest rate environments tend to be positive for the equity markets, whereas high interest rate environments tend to apply downward pressure on earnings and equity prices. It is difficult to accurately predict the pace at which interest rates might change, the timing, frequency or magnitude of any such changes in interest rates, or

15

when such changes might stop or reverse course. Unexpected changes in interest rates could lead to significant market volatility or reduce liquidity in certain sectors of the market.

The events and circumstances described above could be prolonged and could adversely affect the value and liquidity of the Fund’s investments, impair the Fund’s ability to satisfy redemption requests, and negatively impact the Fund’s performance. Other market events may cause similar disruptions and effects.

Cybersecurity Risk. Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets, customer data (including private shareholder information), or proprietary information, or cause the Fund, the Adviser, and/or other service providers (including custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality. A cybersecurity incident may disrupt the processing of shareholder transactions, impact the Fund’s ability to calculate its net asset value, and prevent shareholders from redeeming their shares. Issuers of securities in which the Fund invests are also subject to cybersecurity risks, and the value of those securities could decline if the issuers experience cybersecurity incidents.

Temporary Investments

To respond to adverse market, economic, political or other conditions, the Fund may invest 100% of its total assets, without limitation, in cash, high-quality short-term debt securities and money market instruments. These short-term debt securities and money market instruments include: shares of money market mutual funds, commercial paper, certificates of deposit, bankers’ acceptances, U.S. Government securities and repurchase agreements. While the Fund is in a defensive position, the opportunity to achieve its investment objective will be limited. Furthermore, to the extent that the Fund invests in money market mutual funds for cash positions, there will be some duplication of expenses because the Fund pays its pro-rata portion of such money market funds’ advisory fees and operational fees. The Fund may also invest a substantial portion of its assets in such instruments at any time to maintain liquidity or pending selection of investments in accordance with its policies.

Percentage Investment Limitations

Unless otherwise stated, all percentage limitations on Fund investments listed in this prospectus will apply at the time of purchase. The Fund would not violate these limitations unless an excess or deficiency occurs or exists immediately after and as a result of an investment.

PORTFOLIO HOLDINGS DISCLOSURE

A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund’s Statement of Additional Information (“SAI”). For instructions on how to obtain an SAI, please refer to the back cover of this prospectus.

16

MANAGEMENT OF THE FUND

Investment Adviser

First Pacific Advisors, LP is the Fund’s investment adviser. Together with its predecessor organizations, the Adviser has been in the investment advisory business since 1954, and has served as the Fund’s investment adviser since November 1, 2020. As of June 30, 2026, the Adviser manages assets of approximately $34.2 billion and serves as the investment adviser for other investment companies, as well as institutional, sub-advised and private fund accounts. The Adviser is headquartered at 2101 E. El Segundo Blvd., Suite 301, El Segundo, California 90245.

As compensation for the management and advisory services furnished to the Fund, the Adviser will be paid an annual advisory fee of 0.75% of the Fund’s average daily net assets up to $50 million and 0.65% of the Fund’s average daily net assets in excess of $50 million. For the fiscal year ended May 31, 2026, FPA received advisory fees of 0.66% of the Fund’s average daily net assets.

Sub-Adviser

Bragg Financial Advisors, Inc. (“BFA”), a registered investment adviser located at 1031 South Caldwell Street, Suite 200, Charlotte, NC 28203, serves as the Fund’s sub-adviser. BFA provides investment management and supervision to individuals and institutions. As of May 31, 2026, BFA manages approximately $5.3 billion on a discretionary basis. For its sub-advisory investment services, the Sub-adviser receives a sub-advisory fee from FPA, computed quarterly and paid monthly, at a rate of approximately 0.37% of the Fund’s average daily net assets.

A discussion regarding the basis for the Board’s approval of the investment advisory agreement and sub-advisory agreement is available in the Fund’s Form N-CSR for the fiscal year ended May 31, 2026.

Portfolio Managers

Steve Scruggs, CFA has been employed by BFA since January 2000. Mr. Scruggs is Senior Portfolio Manager of BFA. Mr. Scruggs holds a Bachelor’s Degree from North Carolina State University and an MBA from Wake Forest University. He is a CFA charter holder and member of the CFA Institute.

Benjamin Mellman, Portfolio Manager, joined BFA in 2022. Mr. Mellman spent the prior 10 years at International Value Advisers (IVA) as senior analyst covering industrials and aero/defense with additional experience in financials, real estate, telecom, media and technology. Prior to IVA, Mr. Mellman worked for RG Niederhoffer Capital Management, a managed futures fund, as a quantitative analyst and trader. Mr. Mellman holds a Bachelor’s Degree and MBA from Columbia University.

The Fund’s SAI contains additional information regarding the compensation, other accounts managed, and ownership of securities in the Fund by Messrs. Scruggs and Mellman.

17

Fund Liquidity Programs

If deemed in the best interests of the Fund and its shareholders, the Fund may participate in liquidity programs (“Liquidity Programs” or “Programs”) offered by independent third-party service providers, unaffiliated with the Fund and Adviser, designed to provide alternative liquidity sources for mutual funds when conducting normal business activities. These Liquidity Programs provide participating mutual funds, including the Fund, with a source of cash that is used to meet net shareholder redemptions, to manage and optimize its portfolio composition, to offset transaction costs associated with portfolio transactions, and/or to more efficiently manage its portfolio. Depending on the Program used, the Fund’s shares are redeemed when the Fund experiences net sales, at the end of a maximum holding period set by each Program, which ranges from two to eight days, or at other times in the discretion of the Program or the Adviser.

During the period that a third party holds the Fund’s shares through a Program, the third party will have the same rights and privileges with respect to those shares as any other shareholder. A third party that invests in the Fund through a Program does so on an investment-blind basis without regard to the Fund’s objective, policies, or anticipated performance. The third party purchases shares of the Fund at net asset value and is not subject to the Fund’s investment minimums or the limitations noted under “Excessive Trading and Market Timing” section contained in this Prospectus.

One of the Programs charges the Fund a fee each time the Fund requests the Program to purchase Fund shares. The fee is calculated by applying a fee rate to the total value of the shares purchased by the Program. The fee rate is determined through an automated daily auction among participating mutual funds. The current minimum fee rate is 0.14% of the total value of the Fund shares purchased, although the Fund may submit a bid at a higher fee rate if it determines that doing so is in the best interest of the Fund and its shareholders. In accordance with federal securities laws, this third party is prohibited from acquiring more than 3% of the outstanding voting securities of the Fund, whereas the other third party Program providers are prohibited from acquiring more than 5% of the outstanding voting securities of the Fund.

When a third party that invested in the Fund through a Program redeems its Fund shares, it will redeem its entire share position in the Fund and generally requests that such redemption be delivered in kind in accordance with the Fund’s redemption in kind policies described under the “In-Kind Transactions” section in this Prospectus. The Fund is not expected to recognize gain or loss for U.S. federal income tax purposes on in-kind redemptions effected in connection with Liquidity Programs.

The Fund’s Board has approved the use of the Liquidity Programs. The Adviser believes that the Liquidity Programs may benefit the Fund and its shareholders, although there is no guarantee that the Liquidity Programs will do so. For example, redemptions in-kind may reduce the need for a Fund to maintain cash reserves, reduce Fund transaction costs, reduce the need to sell Fund investments at inopportune times, and lower Fund capital gain recognition. To the extent that the Fund’s assets do not decline, the Adviser may also benefit.

18

INVESTING WITH THE FUND

Purchase and Investment Minimums

The minimum initial investment in Investor Class, Advisor Class, and Institutional Class shares is $1,500, $1,500, and $100,000, respectively, for regular accounts. Each subsequent investment must be at least $100. However, as described herein, the Fund has established different initial investment and subsequent investment minimums for retirement accounts and accounts established with a pre-authorized investment plan. The Fund reserves the right to waive or lower purchase and investment minimums in certain circumstances. For example, the minimums listed above may be waived or lowered for investors who are Trustees or officers of the Fund, employees of the Adviser and/or customers of certain financial intermediaries that hold the Fund’s shares in certain omnibus accounts, at the discretion of the officers of the Fund. In addition, financial intermediaries may impose their own minimum investment and subsequent purchase amounts.

Share Price

Net Asset Value. The Fund calculates its share price, also called net asset value, as of the close of trading on the New York Stock Exchange (“NYSE”), every day the NYSE is open, normally 4:00 p.m. Eastern time. The NYSE is closed not only on weekends but also on customary holidays, which currently are New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Non-U.S. securities owned by the Fund may trade on weekends or other days when the Fund does not price its shares. As a result, the Fund’s net asset value may change on days when you will not be able to purchase or redeem the Fund’s shares. The share price is rounded to the nearest cent per share and equals the market value of all portfolio securities plus other assets, less all liabilities, divided by the number of Fund shares outstanding. Orders received by dealers before the NYSE closes on any business day are priced based on the share price for that day, as described in greater detail below. Orders received by UMB Fund Services, Inc. at the Fund’s P.O. Box address are priced based upon the Fund’s share price at the close of trading on the day received at the P.O. Box.

The value of an instrument is either the market value, if quotes are readily available (defined below), or the fair value as determined in good faith by the Board, or its designee. The Board has designated the Adviser as valuation designee (the “Valuation Designee”) to perform the fair value determinations relating to all Fund investments pursuant to the valuation procedures of the Fund and the Valuation Designee (the “Valuation Procedures”). Pursuant to Rule 2a‑5 under the 1940 Act, a market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. As a result, any security valued using inputs other than Level 1 inputs under U.S. GAAP (unless an SEC staff no-action position is available providing an exception from the readily available market quotation requirement) is deemed to be a fair value.

19

The Valuation Designee uses various methods and inputs to establish the value of its investments, other assets, and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve. Equity securities are generally valued each day at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are principally traded, as of the close of business on that day. If there have been no sales that day, or if an equity security is unlisted, such equity securities are generally valued at the last available bid price. Fixed income securities are valued at the last reported sales price, if available and if the security is actively traded. Most fixed income securities are generally valued at prices obtained from pricing vendors. If no such vendor prices are available, such fixed income securities are valued using at least three broker quotes (or two broker quotes if three are not available). Vendors value fixed income securities based on one or more of the following inputs: transactions, bids, offers, quotations from dealers and trading systems, spreads and other relationships observed in the markets among comparable securities, benchmarks, underlying equity of the issuer, and proprietary pricing models such as cash flows, financial or collateral performance and other reference data (includes prepayments, defaults, collateral, credit enhancements, and interest rate volatility). Fixed-income and convertible securities listed on a national securities exchange for which the over-the-counter market more accurately reflects the securities’ value in the judgment of the Fund’s officers, are valued at the most recent bid price. Currency forwards are valued at the closing currency exchange rate which is typically not materially different from the forward rate. Short-term corporate notes with maturities of 60 days or less are valued at amortized cost.

The Valuation Designee will assess the availability of market quotations each day and may determine that a market quotation for a security is not available (such as when the market for a security is closed) or is unreliable (such as when transactions in a security are infrequent, the validity of quotations appears questionable, there is a thin market, or the size of the reported trades is not considered representative of the Fund’s holdings). If such a determination is made, the Valuation Designee will fair value the security in accordance with the Valuation Procedures or override the security’s price. For example, if trading in a security has been halted, suspended or otherwise materially restricted; a security has been de-listed from a national exchange; a security has not been traded for an extended period of time; there is other data that may call into question the reliability of market quotations; or if events occur between the close of markets outside the United States and the close of regular trading on the NYSE that, in the opinion of the Valuation Designee, materially affect the value of any of the Fund’s securities that trade principally in those international markets, those securities will be valued in accordance with the Valuation Procedures. Various inputs may be reviewed in order to determine a fair valuation of a security. These inputs include, but are not limited to: fundamental analytical data relating to the investment, including the Valuation Designee’s analysis of the fundamental position of the issuer; the most recent closing market prices, including “after hours” trading; the type of security or asset; financial statements of the issuer; the cost of the security or asset at the date of purchase; the size of the holding; information as to any transactions or offers with respect to the security; price and extent of public trading in similar securities of the issuer or comparable companies; related corporate actions; significant events occurring after the close of trading in the security; changes in overall market conditions, including interest rates; reports prepared by internal or external analysts, third party pricing

20

consultants and/or industry experts; values of baskets of securities traded on other markets, exchanges or among dealers; and other factors that the Valuation Designee reasonably believes to be relevant under the circumstances. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations of investments that would have been used had greater market activity occurred. Use of the Valuation Procedures is intended to result in more appropriate net asset values.

Additional fair value procedures are followed to address issues related to Fund holdings outside the United States. Non-U.S. securities held by the Fund trade in markets that open and close at different times, reflecting time zone differences. If significant events occur after the close of a market (and before the Fund’s net asset value is next determined) which affect the value of these portfolio securities, appropriate adjustments from closing market prices may be made to reflect these events. Events of this type could include, for example, significant price changes in other markets. The Valuation Designee may utilize an independent fair valuation service in adjusting the valuations of non-U.S. securities. In addition, such use is intended to reduce potential arbitrage opportunities otherwise available to short-term investors.

Orders received by authorized dealers, certain retirement plans and certain other financial intermediaries before the NYSE closes, if communicated to UMB Fund Services, Inc. by later deadlines on the following business day, are priced at the share price for the prior business day. The share price for sales (redemptions) of Fund shares is the first share price determined after UMB Fund Services, Inc. receives a properly completed request, except that sale orders received by an authorized dealer, certain retirement plans and certain other financial intermediaries before the NYSE closes are priced at the closing price for that day if communicated to UMB Fund Services, Inc. within the times specified by the Fund. No other action is required by the shareholder who places an order with a financial intermediary.

HOW TO BUY FUND SHARES

Investors may purchase shares on any business day by written request, check, wire, ACH (Automated Clearing House), telephone, or through dealers as further described in this prospectus. You may conduct transactions by mail (FPA Funds, c/o UMB Fund Services, Inc., P.O. Box 2175, Milwaukee, Wisconsin 53201‑2175, or 235 West Galena Street, Milwaukee, Wisconsin 53212), by wire, or by telephone at (800) 638‑3060. Purchases and redemptions by telephone are only permitted if you previously established this option in your account. You can use the Account Application for initial purchases.

Investors can purchase shares by contacting any investment dealer authorized to sell the Fund’s shares. The minimum initial investment in Investor Class, Advisor Class, and Institutional Class shares is $1,500, $1,500, and $100,000, respectively, and each subsequent investment must be at least $100. However, as described herein, the Fund has established different initial investment and subsequent investment minimums for retirement accounts and accounts established with a pre-authorized investment plan. All purchases made by check should be in U.S. dollars and made payable to the FPA Funds. Third party, starter or counter checks will not be accepted. A charge may

21

be imposed if a check does not clear. The Fund reserves the right to waive or lower purchase and investment minimums in certain circumstances. For example, the minimums listed above may be waived or lowered for investors who are Trustees or officers of the Fund, employees of the Adviser and/or customers of certain financial intermediaries that hold the Fund’s shares in certain omnibus accounts, at the discretion of the officers of the Fund. In addition, financial intermediaries may impose their own minimum investment and subsequent purchase amounts.

Subsequent investments can be made directly to UMB Fund Services, Inc.

Federal regulations may require the Fund to obtain your name, your date of birth (for a natural person), your residential street address or principal place of business and your Social Security Number, Employer Identification Number or other government issued identification when you open an account. Additional information may be required in certain circumstances or to open accounts for corporations or other entities, and certain information regarding beneficial ownership will be verified, including information about beneficial owners of such entities. The Fund may use this information to attempt to verify your identity and, for legal entities, the identity of beneficial owners. The Fund may not be able to establish an account if the necessary information is not received. The Fund may also place limits on account transactions while it is in the process of attempting to verify your identity and, for legal entities, the identity of beneficial owners. Additionally, if the Fund is unable to verify the identity of you or your beneficial owners after your account is established, the Fund, the Fund’s distributor, and the Fund’s transfer agent each reserve the right to reject further purchase orders from you or to take such other action as they deem reasonable or required by law, including closing your account. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated on the date your account is closed, and you bear the risk of loss.

HOW TO REDEEM FUND SHARES

Redeeming (Selling) Your Shares—Redemption Payments May Be Made By Check, Wire or ACH. You can redeem (sell) for cash without charge any or all of your shares at any time by sending a written request to UMB Fund Services, Inc. Faxes are not acceptable. You can also place redemption requests through dealers, but they may charge a fee. If you are selling shares from a retirement plan, you should consult the plan documentation concerning federal tax consequences and consult your plan custodian about applicable procedures for selling shares.

The amount of time for a redeeming shareholder to receive redemption proceeds will vary based on the method of payment elected (i.e., ACH, wire, check). Redemption proceeds by check will generally be mailed to you within three to seven business days after UMB Fund Services, Inc., receives a properly completed redemption request; and redemption proceeds by ACH or wire will generally be sent to you within one to three business days after UMB Fund Services, Inc., receives a properly completed redemption request (as described below under “Written Requests” and “Telephone Transactions”). Generally, your redemption request cannot be processed on days the NYSE is closed. If you purchase shares by check and request a redemption before the check has cleared, the Fund may postpone payment of your redemption proceeds up to 15 days while the Fund waits for the check to clear.

22

Redemption proceeds are normally paid in cash; however, subject to the limits described below in “In-Kind Transactions,” the Fund reserves the right to make payment for redeemed shares wholly or in part by giving the redeeming shareholder portfolio securities. For cash redemptions, under normal market conditions, the Fund typically expects to meet such redemption requests by using holdings of cash or cash equivalents and/or proceeds from the sale of portfolio securities. In addition, for temporary or emergency purposes, the Fund may borrow to meet redemption requests.

The right of redemption can be suspended and the payment therefore may be postponed for more than seven days during any period when: (a) the NYSE is closed for other than customary weekends or holidays; (b) trading on the NYSE is restricted; (c) an emergency exists as a result of which disposal by the Fund of securities it owns is not reasonably practicable or it is not reasonably practicable for the Fund to fairly determine the value of its net assets; or (d) the Securities and Exchange Commission, by order, so permits.

The Fund’s transfer agent, consistent with relevant regulatory guidance or court rulings, may place a temporary hold on the payment of redemption proceeds from an account if the transfer agent reasonably believes that financial exploitation of a Specified Adult (as defined below) has occurred, is occurring, has been attempted, or will be attempted. For purposes of this paragraph, the term “Specified Adult” refers to an individual who is (A) a natural person age 65 and older, or (B) a natural person age 18 and older who is reasonably believed to have a mental or physical impairment that renders the individual unable to protect their own interests.

Written Requests. Requests must be signed by the registered shareholder(s). A signature guarantee is required if the redemption is made payable to someone other than the registered shareholder, being sent to somewhere other than the registered address or being sent to the address of record if that address of record has been changed within the past 30 days.

A signature guarantee must be a Stamp 2000 Medallion Signature Guarantee and can be obtained from a bank or trust company; a broker or dealer; a credit union; a national securities exchange, registered securities association or clearing agency; or a savings and loan association. Additional documents such as articles of incorporation, business licenses, partnership agreements or trust documents may be required for sales by corporations, partnerships, trusts, fiduciaries, executors, or administrators.

Telephone Transactions. You must elect the option on the Account Application to have the right to sell your shares by telephone. If you wish to make an election to have the right to sell your shares via telephone or to change such an election after opening an account, you will need to complete an Account Privileges Change Form with a signature guarantee. Sales via telephone are not available for shares in certificate form.

If you have elected the option to sell your shares by telephone, you may direct that a check for the proceeds payable to the shareholder of record be mailed to the address of record or you may designate a bank account to receive the proceeds of such redemptions. There is a $3.50 charge per wire. No telephone redemptions to the address of record will be processed within 30 days of a change in the address of record.

23

UMB Fund Services, Inc. uses procedures it considers reasonable to confirm redemption instructions via telephone, including requiring account registration verification from the caller and recording telephone instructions. Neither UMB Fund Services, Inc. nor the Fund is liable for losses due to unauthorized or fraudulent instructions if there is a reasonable belief in the authenticity of received instructions and reasonable procedures are employed. During periods of significant economic or market changes, it may be difficult to sell your shares by telephone.

The Fund can change or discontinue telephone redemption privileges without notice.

Automatic Redemption (Sale) of Your Shares. If as a result of a redemption, your account value falls below $500, the Fund can direct UMB Fund Services, Inc. to redeem your remaining Fund shares. In such case, you will be notified in writing that your account value is insufficient and be given up to 60 days to increase it to $500.

Escheatment. If your account is deemed “abandoned” or “unclaimed” under state law, the Fund may be required to “escheat” or transfer the assets in your account to the applicable state’s unclaimed property administration. The state may sell escheated Fund shares and, if you subsequently seek to reclaim your proceeds of liquidation from the state, you may only be able to recover the amount received when the shares were sold. Escheatment rules vary considerably by state. Please check your state’s unclaimed or abandoned property department website for specific information. It is your responsibility to ensure that you maintain a correct address for your account, keep your account active, and promptly cash all checks for dividends, capital gains and redemptions. Neither the Fund, the Fund’s transfer agent, the Fund’s distributor nor the Adviser or its affiliates will be liable to shareholders or their representatives for good faith compliance with state escheatment laws. Escheatment of an IRA account will be subject to 10% federal withholding tax and treated as a taxable distribution to you.

Excessive Trading and Market Timing. The Fund is not intended as a vehicle for frequent trading and/or market timing in an attempt to profit from short-term fluctuations in the securities markets and does not accommodate frequent trading. The Board has adopted policies and procedures designed to deter or prevent frequent purchases and redemptions. Such trading could interfere with the efficient management of the Fund’s portfolio, increase brokerage and administrative costs, and dilute the value of Fund shares held by long-term investors. In addition, exchanges between this Fund and the other FPA Funds are limited to no more than four exchanges during any calendar year (see the section titled “How to Exchange Your Shares”). Irrespective of these exchange limits, the Fund reserves the right to reject any purchase request (including in connection with an exchange) if management determines in its discretion that the request may be part of a pattern of excessive trading that could adversely affect the Fund. Notifications will be made in writing by the Fund within five days. There can be no assurance that the Fund will successfully detect or prevent market timing. In addition, the Fund’s use of an optional Liquidity Program, which is designed to provide an alternative liquidity source for the Fund when processing share redemptions or in connection with the management and optimization of portfolio composition, may result from time to time in certain shareholders engaging in increased short-term trading in order to provide liquidity to the Fund.

24

HOW TO EXCHANGE YOUR SHARES

You can add to an existing FPA Fund account or start a new FPA Fund account by exchanging your shares of the Fund for shares of other FPA Funds, namely FPA Crescent Fund, FPA Flexible Fixed Income Fund, FPA New Income Fund, and FPA Queens Road Value Fund, which are offered in separate prospectuses.

The Fund can change or discontinue the right to exchange Fund shares into the FPA Crescent Fund, FPA Flexible Fixed Income Fund, FPA New Income Fund, and FPA Queens Road Value Fund upon 60 days’ notice to shareholders.

You can exercise your exchange privileges either by written instructions or telephone (telephone exchange privileges are available unless you specifically decline them on the Account Application).

Exchanges and purchases are effected at the share price next determined after receipt of a proper request (as described above under “Written Requests”) by UMB Fund Services, Inc.

For federal income tax purposes, an exchange is treated as a sale of Fund shares and could result in a capital gain or loss.

Exchanges are subject to the following restrictions:

•
You are limited to four exchanges in one account during any calendar year;
•
Shares must be owned 15 days before exchanging, and cannot be in certificate form unless you deliver the certificate when you request the exchange;
•
An exchange is subject to the same initial investment minimums required for each particular FPA Fund and, at a minimum, requires the purchase of shares with a value of at least $1,000; and
•
Exchanges are subject to the same signature and signature guarantee requirements applicable to the redemption of shares.

For more information or for prospectuses for other FPA Funds, please visit https://fpa.com/funds or contact a dealer or Distribution Services, LLC. You should read the prospectuses of these other funds and consider differences in objectives and policies before making any exchange.

Converting Shares

If an account no longer meets the eligibility requirements for investing in Institutional or Advisor Class shares, as set forth in the section titled “Investing with the Fund—Purchase and Investment Minimums,” the Fund may, in its discretion, automatically convert the shares in the account to Advisor or Investor Class shares. The Fund will provide written notice before any such automatic share class conversion occurs.

25

A conversion between share classes of the Fund is generally expected to be a nontaxable event.

If you convert from one class of shares to another, the transaction will be based on the respective NAVs of the two classes on the trade date for the conversion. Consequently, a conversion may provide you with fewer shares or more shares than you originally owned, depending on that day’s NAV. At the time of conversion, the total dollar value of your “old” shares will equal the total dollar value of your “new” shares. However, subsequent share price fluctuations may decrease or increase the total dollar value of your “new” shares compared with that of your “old” shares.

OTHER SHAREHOLDER SERVICES

Investment Account. Each shareholder has an investment account in which UMB Fund Services, Inc. holds shares. You will receive a statement showing account activity after each transaction. Stock certificates will not be issued.

In-Kind Transactions. Subject to procedures adopted by the Fund’s Board and at the Fund’s sole discretion, you may pay for shares of the Fund with securities instead of cash (“in-kind purchases”). The Fund has agreed to redeem shares, with respect to any one shareholder of record during any 90-day period, solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund at the beginning of the period. Pursuant to procedures adopted by the Fund’s Board, the Fund reserves the right in its sole discretion to honor any redemption request in excess of the foregoing limits by making payment in whole or in part in readily marketable securities chosen by the Fund and valued as such securities are valued for purposes of computing the Fund’s net asset value (“in-kind redemptions”). The Fund also expects to redeem shares in kind through its participation in a Liquidity Program. If payment is made in securities, a shareholder may incur transaction expenses in converting those securities to cash, may realize, upon receipt, a gain or loss for tax purposes, and will be exposed to market risk prior to and upon the sale of such securities or other property.

Pre-Authorized Investment Plan. You may establish an account with a $2,500 minimum initial investment for the Institutional Class, and $100 for the Advisor and Investor Classes, and the establishment of automatic monthly investments of at least $100 and the expressed intention to increase the investment to $100,000 for the Institutional Class and $1,500 for the Advisor and Investor Classes within 18 months. To make automatic monthly investments, you must complete the Account Application available from dealers or Distribution Services, LLC. UMB Fund Services, Inc. will withdraw funds from your bank account monthly for $100 or more as specified through the Automated Clearing House.

Retirement Plans. A retirement plan account and/or an IRA can purchase shares by contacting any investment dealer authorized to sell the Fund’s shares. Investments can be made directly to UMB Fund Services, Inc., and no minimum investment amount is imposed for investments in retirement plans. UMB Fund Services, Inc. currently charges an annual account maintenance fee of $15 on retirement accounts. All purchases made by check should be in U.S. dollars and made payable to the FPA Funds. Third party, starter or counter checks will not be accepted. A charge may be imposed if a check does not clear. Please note that financial intermediaries may impose their own minimum investment and subsequent purchase amounts.

26

You should consult your tax adviser about the implications of investing in Fund shares through a retirement account. Persons with earned income ineligible for deductible contributions generally may make non-deductible contributions to an IRA. The earnings on shares held in an IRA are generally tax-deferred. In addition, although contributions to a Roth IRA are not deductible, earnings in the account generally are not taxed even on withdrawal. Retirement-related tax matters are complicated and you should consult your tax adviser about them. Distribution Services, LLC and dealers have applicable forms and information regarding plan administration, custodial fees, and other plan documents.

Systematic Withdrawal Plan. If you have an account with a value of $10,000 or more, you can make monthly, quarterly, semi-annual, or annual withdrawals of $50 or more by electing this option on the Account Privileges Change Form. Under this arrangement, sufficient Fund shares will be sold to cover the withdrawals and the proceeds will be forwarded to you as directed on the Account Privileges Change Form. If withdrawals continually exceed reinvestments, your account will be reduced and ultimately exhausted. Please note that concurrent withdrawals and purchases are ordinarily not in your best interest and you will generally recognize any taxable gains or losses on the withdrawals.

Shareholder Servicing Arrangements and Shareholder Service Fees. Brokers, dealers, banks, trust companies and other financial representatives (each, a “Service Organization”) may receive compensation from the Fund or its service providers for providing a variety of services. This section briefly describes how Service Organizations may be compensated.

For providing certain services to their clients, a Service Organization may be paid a fee based on the assets or number of accounts of the Fund that are attributable to the Service Organization. These non-distribution administrative and support services may include establishing and maintaining accounts and records relating to shareholders, processing dividend and distribution payments from the Fund on behalf of shareholders, forwarding communications from the Fund, providing sub-accounting with respect to Fund shares, and other similar services. In addition, your Service Organization may charge you other account fees for buying or redeeming shares of the Fund or for servicing your account. Your Service Organization should provide you with a schedule of its fees and services.

Pursuant to the Shareholder Service Plan adopted by the Board, on behalf of the Fund, the Fund may pay a fee at an annual rate of up to 0.10%, 0.15%, and 0.25% of its average daily net assets attributable to Institutional Class, Advisor Class, and Investor Class shares of the Fund, respectively, to Service Organizations. The Fund does not pay these service fees on shares purchased directly. In addition, the Adviser may, at its own expense, pay financial representatives and/or shareholder servicing agents for these services.

Distribution Services, LLC, the Fund’s principal underwriter, may enter into agreements with selling dealers where the selling dealer waives its right to shareholder servicing fees for selling Fund shares or servicing shareholder accounts. These arrangements typically are intended to avoid duplicate payment of fees where the selling dealer’s transactions are through an omnibus account with a different clearing broker and that broker is entitled to receive shareholder servicing fees from the Fund.

27

The Adviser may, at its own expense and out of its own resources, pay financial representatives for distribution and marketing services performed with respect to the Fund. These payments by the Adviser may include one or more of the following types of payments: one-time account establishment fees, annual per-account fees and/or annual asset-based charges. These payments may create a conflict of interest by influencing the broker or financial intermediary and your salesperson to recommend the Fund over another investment. For more information, ask your salesperson or visit your financial intermediary’s website.

DISTRIBUTIONS AND TAXES

Distributions

The Fund earns income from its investments and distributes that income, if and to the extent it exceeds expenses, to its shareholders as dividends. The Fund also realizes capital gains and losses from the sale or exchange of its investments and distributes any net capital gains to its shareholders as capital gain distributions (as used in this section, together with income dividends, “distributions”). The Fund distributes any distributions at least annually.

Distributions the Fund pays may be reinvested automatically in Fund shares at net asset value or taken in cash. If your account is held directly with the Fund and you would like to receive distributions in cash, contact UMB Fund Services, Inc. at the address and phone number located on the back cover page of this Prospectus. If your account is with a securities dealer or other financial intermediary that has an agreement with the Fund, contact your dealer or intermediary about which option you prefer.

Taxes

Except for tax-advantaged retirement plans and accounts and other tax-exempt investors, all Fund distributions you receive generally are subject to federal income tax, whether you receive them in cash or reinvest them in additional shares. Fund distributions to IRAs (including Roth IRAs) and qualified retirement plans generally are tax-free, but may be taxable upon later distribution from such accounts.

Distributions of net investment income, the excess of net short-term capital gain over net long-term capital loss, and net gains (if any) from certain non-U.S. currency transactions (i.e., “dividends”) are generally taxed as ordinary income. The Fund’s dividends attributable to “qualified dividend income” (generally, dividends it receives on stock of most U.S. and certain non-U.S. corporations with respect to which the Fund satisfies certain holding period and other restrictions) are subject to federal income tax for individual and certain other non-corporate shareholders (each, an “individual shareholder”) who satisfy those restrictions with respect to their Fund shares at the rates for long-term capital gains—a maximum of 15% or 20%, depending on whether the individual shareholder’s income exceeds certain threshold amounts.

Distributions of net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) are generally taxed as long-term capital gain and, for individual shareholders, are subject to the 15% or 20% maximum federal income tax rates mentioned above. The tax treatment

28

of capital gain distributions from the Fund depends on how long the Fund held the securities it sold that generated the gain, not when you bought your Fund shares or whether you reinvested your distributions.

Fund distributions generally are taxable to you in the year you receive them. In some cases, however, distributions you receive in January are taxable as if they had been paid the previous December 31.

When you sell (redeem) shares, including pursuant to an exchange, you generally will realize a taxable gain or loss. An exception, once again, applies to tax-advantaged retirement plans and accounts and other tax-exempt investors. Any capital gain that an individual shareholder recognizes on a redemption of their shares that have been held for more than one year will qualify for the 15% or 20% maximum federal income tax rates mentioned above.

The federal income tax you actually owe on distributions and share transactions can vary with many factors, such as your marginal tax bracket, how long you held your shares and whether you owe federal alternative minimum tax. Shortly after the end of each calendar year, the Fund will send you a tax statement that will detail the distributions you received during that year and will show their tax status. This may be separate from the statement that covers your share transactions. Most importantly, consult your tax professional. Everyone’s tax situation is different, and your tax professional should be able to help you answer any questions you may have.

The Fund is required to withhold 24% of the money you are otherwise entitled to receive from its distributions and redemption proceeds (regardless of whether you realize a gain or loss) if you are an individual shareholder who fails to provide a correct taxpayer identification number to the Fund (together with the withholding described in the next sentence, “backup withholding”). Withholding at that rate also is required from the Fund’s distributions to which you are otherwise entitled if you are such a shareholder and the Internal Revenue Service (“Service”) tells the Fund that you are subject to backup withholding or you are subject to backup withholding for any other reason. Backup withholding is not an additional tax, and any amounts so withheld may be credited against a shareholder’s federal income tax liability or refunded.

If you buy shares when the Fund has earned or realized, but not yet distributed, ordinary income or net capital gains, you will be “buying a dividend” by paying the full price of the shares and then receiving a portion of the price back in the form of a taxable distribution. You can avoid this situation by waiting to invest until after the record date for the distribution.

Distributions are taxable to you even if they are paid from income or gain earned by the Fund before your investment (and thus were included in the price you paid for your Fund shares).

The amounts of the Fund’s distributions are driven by federal tax requirements. The Fund’s required taxable distributions to shareholders may be significant even if the Fund’s overall performance for the period is negative.

29

Generally, if you are investing in the Fund through a tax-advantaged retirement plan or account, distributions paid by the Fund are not taxable to you on a current basis (but may be taxable upon withdrawal from such plan or account).

An individual is required to pay a 3.8% tax on the lesser of (1) the individual’s “net investment income,” which generally includes distributions the Fund pays and net gains realized on the redemption or exchange of Fund shares, or (2) the excess of the individual’s “modified adjusted gross income” over a threshold amount ($250,000 for married persons filing jointly and $200,000 for single taxpayers). This tax is in addition to any other taxes due on that income. A similar tax applies to estates and trusts. Shareholders should consult their own tax advisers regarding the effect, if any, this provision may have on their investment in Fund shares.

A Fund shareholder’s basis in shares acquired after December 31, 2011 (“Covered Shares”), will be determined in accordance with the Fund’s default method, which is HIFL (highest in, first long-term) basis, unless the shareholder affirmatively elects in writing (which may be electronic) to use the average basis method or a different acceptable basis determination method (e.g., a specific identification method). The method a Fund shareholder elects (or the default method) may not be changed with respect to a redemption of Covered Shares after the settlement date of the redemption.

In addition to the requirement to report the gross proceeds from the redemption of shares, the Fund (or its administrative agent) must report to the Service and furnish to its shareholders the basis information for Covered Shares and indicate whether they had a short-term (one year or less) or long-term (more than one year) holding period. Fund shareholders should consult with their tax advisers to determine the best Service-accepted basis method for their tax situation and to obtain more information about how the basis reporting law applies to them.

Shareholders other than U.S. persons may be subject to a different U.S. federal income tax treatment, including withholding tax at the rate of 30% on amounts treated as ordinary dividends from the Fund, as discussed in more detail in the SAI.

This section summarizes some of the consequences under current federal income tax law of an investment in the Fund. It is not a substitute for personal tax advice. Consult your tax adviser about the potential tax consequences of an investment in the Fund under all applicable tax laws.

30

FINANCIAL HIGHLIGHTS

The Fund’s Financial Highlights for the fiscal year ended May 31, 2026, are incorporated in this Prospectus by reference to the Fund’s Annual Financials and Other Information, which are included as part of the Fund’s most recent Form N-CSR filing, which can be located on the SEC’s website and is available upon request (see back cover).

31

Investment Adviser
First Pacific Advisors, LP
2101 E. El Segundo Blvd., Suite 301
El Segundo, California 90245

Sub-Adviser
Bragg Financial Advisors, Inc.
1031 South Caldwell Street, Suite 200
Charlotte, North Carolina 28203

Fund Co-Administrator
Mutual Fund Administration, LLC
2220 E. Route 66, Suite 226
Glendora, California 91740

Fund Co-Administrator, Transfer Agent and Fund Accountant
UMB Fund Services, Inc.
235 West Galena Street
Milwaukee, Wisconsin 53212

Custodian
UMB Bank, n.a.
928 Grand Boulevard, 5th Floor
Kansas City, Missouri 64106

Distributor
Distribution Services, LLC
190 Middle Street, Suite 301
Portland, Maine 04101

Counsel to the Trust and Independent Trustees
Morgan, Lewis & Bockius LLP
600 Anton Boulevard, Suite 1800
Costa Mesa, California 92626

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
Two Liberty Place
50 South 16th Street, Suite 2900
Philadelphia, Pennsylvania 19102

For Shareholder Services Contact the Transfer Agent

UMB Fund Services, Inc.
P.O. Box 2175
Milwaukee, Wisconsin
53201‑2175
or
235 West Galena Street
Milwaukee, Wisconsin 53212
(800) 638‑3060

For Retirement Plan Services
call your employer or plan administrator

For 24-hour Information go to the Fund’s Web Site
https://fpa.com/funds

For Dealer Services call

Distribution Services, LLC
190 Middle Street, Suite 301
Portland, Maine 04101
(800) 638‑3060

Inquiries concerning transfer of registration, distributions, redemptions and shareholder service should be directed to UMB Fund Services, Inc. Inquiries concerning sales should be directed to Distribution Services, LLC.

Telephone conversations may be recorded or monitored for verification, recordkeeping and quality assurance purposes.

FUND INFORMATION

Annual/Semi-Annual Report to Shareholders and Financials and Other Information

Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders and the Fund’s Form N-CSR filings. In the Fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. In Form N-CSR, you will find the Fund’s annual and semi-annual financial statements.

Statement of Additional Information (SAI)

The SAI provides additional details about the investments and techniques of the Fund and certain other additional information. The SAI is on file with the SEC and is incorporated into this prospectus by reference. This means that the SAI is legally considered a part of this prospectus even though it is not physically within this prospectus.

Shareholder reports and other information about the Fund (including the SAI) are available without charge, upon request, by calling Distribution Services, LLC and on the Fund’s website https://fpa.com/request-funds-literature. Reports and other information about the Fund are also available on the EDGAR database on the Securities and Exchange Commission’s (“SEC”) Web Site at https://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at publicinfo@sec.gov.

For more information, to request a free copy of any of the documents above or to discuss any questions about the Fund you may contact Distribution Services, LLC at 190 Middle Street, Suite 301, Portland, Maine 04101, or (800) 638‑3060, or go to https://fpa.com/funds.

Investment Company Act File No. 811‑08544

FPA Queens Road Value Fund

PROSPECTUS

(QRVLX)

The FPA Queens Road Value Fund (the “Fund”), a series of Investment Managers Series Trust III (the “Trust”), is an open end, diversified fund having the primary investment objective of seeking long-term capital growth. The Fund primarily invests in the equity securities of U.S. companies.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

September 30, 2026

Distributor:

DISTRIBUTION SERVICES, LLC
190 Middle Street, Suite 301
Portland, ME 04101

FPA QUEENS ROAD VALUE FUND
235 West Galena Street
Milwaukee, Wisconsin 53212

1

FUND SUMMARY

INVESTMENT OBJECTIVE

The Fund seeks long-term capital growth.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees (fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of original sales price or redemption proceeds, as applicable)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	None
Exchange Fee	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees		0.95%
Distribution (Rule 12b‑1) Fees		None
Other Expenses		0.44%
Shareholder Service Fee	0.09%
All Other Expenses	0.35%
Acquired Fund Fees and Expenses		0.02%
Total Annual Fund Operating Expenses[1]		1.41%
Fee Waiver and/or Expense Reimbursement[2]		(0.66)%
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement[2]		0.75%
1
The total annual fund operating expenses do not correlate to the ratio of expenses to average net assets appearing in the financial highlights table, which reflects only the operating expenses of the Fund and does not include acquired fund fees and expenses.
2
The adviser has contractually agreed to waive management fees and reimburse the Fund for operating expenses in excess of 0.73% of average daily net assets of the Fund, excluding interest, taxes, brokerage fees and commissions payable by the Fund in connection with the purchase or sale of portfolio securities, fees and expenses of other funds in which the Fund invests, and extraordinary expenses, including litigation expenses not incurred in the Fund’s ordinary course of business, until September 30, 2027. These fee waivers and

2

expense reimbursements are subject to possible recoupment by the adviser from the Fund in future years (within the three years from the date when the amount is waived or reimbursed) if such recoupment can be achieved within the lesser of the foregoing expense limits or the then-current expense limits. This agreement may be terminated only by the Fund’s Board of Trustees (the “Board”), upon written notice to the adviser.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example reflects the Fund’s contractual fee waiver and/or expense reimbursement only for the term of the contractual fee waiver and/or expense reimbursement. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
One Year	Three Years	Five Years	Ten Years
$77	$381	$708	$1,634

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover was 0% of the average value of its portfolio. The Fund’s portfolio turnover rate may vary from year to year as well as within a year.

PRINCIPAL INVESTMENT STRATEGIES

The Fund seeks to achieve its investment objective by investing primarily in the equity securities (common stocks, preferred stocks and convertible securities) of U.S. companies. The Fund’s sub-adviser, Bragg Financial Advisors, Inc., invests the Fund’s assets by pursuing a value-oriented strategy without limitation on issuer capitalization. The sub-adviser’s strategy begins with a screening process that seeks to identify companies whose stocks sell at discounted price-to-earnings (P/E) and price-to-cash flow (P/CF) multiples. The sub-adviser favors companies that maintain strong balance sheets and have experienced management. Generally, the sub-adviser attempts to identify situations where stock prices are undervalued by the market.

Under normal circumstances, the Fund will invest at least 80% of its net assets (for the purpose of this requirement, net assets include net assets plus any borrowings for investment purposes) in equity securities of value companies. The Fund currently defines a value company as a company that (i) is included in at least one value index (as defined by the Fund’s sub-adviser (the “Value Indices”), (ii) exhibits one or more valuation metrics  (such as price-to-earnings ratio, price-to-book value ratio, price-to-cash flow ratio, price-to-sales ratio, enterprise value-to-EBIT, or enterprise value-to-EBITA, among others) that are lower than the average of an applicable equity market index, or (iii) exhibits characteristics that the sub-adviser determines, based on its proprietary

3

valuation models, indicate the company’s shares are trading at a discount to the company’s intrinsic value. The Fund’s sub-adviser currently defines the Value Indices to include the following indices: S&P 500 Value Index, Russell 3000 Value Index, Morningstar Large Cap Value Index, Morningstar Mid Cap Value Index, Morningstar Small Cap Value Index, and S&P Composite 1500 Value Index.

The sub-adviser generally sells securities (i) when it believes they are trading for more than their intrinsic value, (ii) to generate tax losses to offset taxable gains, or (iii) if additional cash is needed to fund redemptions.

PRINCIPAL RISKS

Risk is inherent in all investing and you could lose money by investing in the Fund. A summary description of certain principal risks of investing in the Fund is set forth below. Before you decide whether to invest in the Fund, carefully consider these risk factors associated with investing in the Fund, which may cause investors to lose money. There can be no assurance that the Fund will achieve its investment objective.

Risks Associated with Investing in Equities. Equity securities, generally common stocks, held by the Fund may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect the securities markets generally, such as adverse changes in economic or political conditions, the general outlook for corporate earnings, interest rates or investor sentiment. Sustained periods of market volatility, either globally or in any jurisdiction in which the Fund invests, may increase the risks associated with an investment in the Fund. Equity securities may also lose value because of factors affecting an entire industry or sector, such as increases in production costs, or factors directly related to a specific company, such as decisions made by its management. Equity securities generally have greater price volatility than debt securities.

Issuer-Specific Changes. The value of an individual security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole. The prices of, and income generated by, securities held by the Fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulation affecting the issuer or its competitive environment, and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives. An individual security may also be affected by factors related to the industry or sector of the issuer or the securities markets as a whole, and conversely an industry or sector or the securities markets may be affected by a change in financial condition or another event affecting a single issuer. At times, the Fund may invest more significantly in a single issuer, which could increase the Fund’s volatility and the risk of loss arising from the factors described above.

Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments.

4

Small and Medium Cap Securities. The prices of securities of small and medium capitalization companies generally are more volatile, less liquid, and more likely to be adversely affected by poor economic or market conditions than securities of larger companies. Small and medium size companies may have limited product lines, markets or financial resources, and they may be dependent upon a limited management group.

Risks Associated with Value Investing. Value securities, including those selected by the portfolio manager for the Fund, are subject to the risks that their intrinsic value may never be realized by the market and that their prices may go down. In addition, value style investing may fall out of favor and underperform growth or other styles of investing during given periods. The Fund’s value discipline may result in a portfolio of stocks that differs materially from its illustrative index.

Management Risk. The Fund is subject to management risk as an actively managed investment portfolio. The sub-adviser’s skill in choosing appropriate investments for the Fund will determine, in part, the Fund’s ability to achieve its investment objective. The portfolio manager will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results. The portfolio manager’s opinion about the intrinsic worth or creditworthiness of a company or security may be incorrect, the portfolio manager may not make timely purchases or sales of securities for the Fund, the Fund’s investment objective may not be achieved, or the market may continue to undervalue the Fund’s securities. In addition, the Fund may not be able to quickly dispose of certain securities holdings. The frequency of trading within the Fund impacts portfolio turnover rates, which are shown in the financial highlights table. A higher rate of portfolio turnover could produce higher trading costs and taxable distributions, which would detract from the Fund’s performance. Moreover, there can be no assurance that all of the sub-adviser’s personnel will continue to be associated with the sub-adviser for any length of time. The loss of services of one or more key employees of the sub-adviser, including the Fund’s portfolio manager, could have an adverse impact on the Fund’s ability to achieve its investment objective. Certain securities or other instruments in which the Fund seeks to invest may not be available in the quantities desired. In such circumstances, the portfolio manager may determine to purchase other securities or instruments as substitutes. Such substitute securities or instruments may not perform as intended, which could result in losses to the Fund.

Market Risk. The market price of a security or instrument may decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic, political, or geo-political conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally. The market value of a security or instrument also may decline because of factors that affect a particular industry or industries, such as tariffs, labor shortages or increased production costs and competitive conditions within an industry. In addition, local, regional or global events such as war, acts of terrorism, international conflicts, trade disputes, supply chain disruptions, cybersecurity events, the spread of infectious illness or other public health issues, natural disasters or climate events, or other events could have a significant impact on a security or instrument. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market.

5

Large Investor Risk. Ownership of shares of the Fund may be concentrated in one or a few large investors. Such investors may redeem shares in large quantities or on a frequent basis. Redemptions by a large investor may affect the performance of the Fund, may increase realized capital gains, may accelerate the realization of taxable income to shareholders and may increase transaction costs. These transactions potentially limit the use of any capital loss carryforwards and certain other losses to offset future realized capital gains (if any). Such transactions may also increase the Fund’s expenses. In addition, the Fund may be delayed in investing new cash after a large shareholder purchase, and under such circumstances may be required to maintain a larger cash position than it ordinarily would.

Sector Focus Risk. The Fund may invest a larger portion of its assets in one or more sectors than many other mutual funds, and thus will be more susceptible to negative events affecting those sectors. For example, as of May 31, 2026, 26.40% of the Fund’s assets were invested in the financial sector. The performance of companies in the financial sector may be adversely impacted by many factors, including, among others: government regulations of, or related to, the sector; governmental monetary and fiscal policies; economic, business or political conditions; credit rating downgrades; changes in interest rates; price competition; and decreased liquidity in credit markets. Additionally, as of May 31, 2026, 25.70% of the Fund’s assets were invested in the industrials sector. Performance of companies in the industrials sector may be affected by, among other things, supply and demand for their specific product or service and for industrial sector products in general. Moreover, government regulation, world events, exchange rates and economic conditions, technological developments, fuel prices, labor agreements, insurance costs, and liabilities for environmental damage and general civil liabilities will likewise affect the performance of these companies.

Recent Market Events. Periods of market volatility may occur in response to market events, public health emergencies, natural disasters or climate events, and other economic, political, and global macro factors. U.S. and international markets have recently experienced, and may continue to experience, periods of significant volatility due to various factors, including uncertainty regarding inflation and central banks’ interest rate changes, the possibility of a national or global recession, trade tensions and tariffs, and political and geopolitical events. In addition, wars or threats of war and aggression, such as Russia’s invasion of Ukraine and conflicts among nations and militant groups in the Middle East, have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on the U.S. and world economies and markets generally, each of which may negatively impact the Fund’s investments. Additionally, since the change in the U.S. presidential administration in 2025, the administration has pursued an aggressive foreign policy agenda, including actual or potential imposition of tariffs, which may have consequences on the United States’ relations with foreign countries, the economy, and markets generally. These and other similar events could be prolonged and could adversely affect the value and liquidity of the Fund’s investments, impair the Fund’s ability to satisfy redemption requests, and negatively impact the Fund’s performance.

Cybersecurity Risk. Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets, customer data (including private shareholder information), or proprietary information, or cause the Fund, the Adviser, the sub-adviser and/or other service providers (including custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality. In an extreme case, a shareholder’s ability to exchange or

6

redeem Fund shares may be affected. Issuers of securities in which the Fund invests are also subject to cybersecurity risks, and the value of those securities could decline if the issuers experience cybersecurity incidents.

Who May Want to Invest in the Fund?

The FPA Queens Road Value Fund is designed for investors who:

•
seek an aggressive stock fund with the long-term goal of growth of capital;
•
seek a fund to complement a portfolio of more conservative investments; and
•
are willing to accept significant changes (up or down) in the value of an investment.

The Fund is NOT appropriate for investors who:

•
want to avoid high volatility or possible losses;
•
want an investment that pursues market trends or focuses on particular sectors or industries;
•
are pursuing a short term goal or investing emergency reserve money; and
•
are seeking regular income or preservation of capital.

PERFORMANCE

The Fund is the successor of the FPA Queens Road Value Fund, formerly a series of Bragg Capital Trust (the “Predecessor Fund”). The Fund acquired the assets and liabilities of the Predecessor Fund following the reorganization of the Predecessor Fund on July 28, 2023. As a result of the acquisition, the Fund is the accounting successor of the Predecessor Fund. Performance results shown in the bar chart and the performance table below for periods prior to July 28, 2023 reflect the performance of the Predecessor Fund.

The bar chart and Average Annual Total Returns table below provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the 1, 5 and 10 calendar year periods compare with those of the S&P 500 Index, a broad-based market index, and the S&P 500 Value Index, an additional index that provides a measure of the U.S. large cap value equity market. The chart and table reflect the reinvestment of dividends and distributions. In addition, the Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

To obtain updated monthly performance information, please visit the Fund’s website at https://fpa.com/funds or call (800) 982‑4372.

7

Calendar-Year Total Return (before taxes)
For each calendar year at NAV

The year-to-date return as of June 30, 2026, was 11.18%.

Highest Calendar Quarter Return at NAV
15.04
%
(Quarter ended 12/31/2022)
Lowest Calendar Quarter Return at NAV
(20.97
)%
(Quarter ended 03/31/2020)
Average Annual Total Returns (for the periods ended December 31, 2025)	One Year	Five Years	Ten Years
Return Before Taxes	6.05%	11.26%	11.39%
Return After Taxes on Distributions[1]	5.36%	9.84%	10.02%
Return After Taxes on Distributions and Sale of Fund Shares[1]	4.08%	8.72%	9.07%
S&P 500 Index	17.88%	14.42%	14.82%
S&P 500 Value Index	13.19%	12.96%	11.73%
1
After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. The after-tax returns are not relevant if you hold your Fund shares in tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRA”).

INVESTMENT ADVISER

First Pacific Advisors, LP (“FPA” or the “Adviser”) is the Fund’s investment adviser.

SUB-ADVISER

Bragg Financial Advisors, Inc. (“BFA”) is the Fund’s investment sub-adviser.

PORTFOLIO MANAGER

Steve Scruggs, CFA, Director of Research and Senior Portfolio Manager of the sub-adviser, has served as portfolio manager of the Fund since its inception in July 2023 and as portfolio manager of the Predecessor Fund since 2004.

8

PURCHASE AND SALE OF FUND SHARES

Investors may purchase or redeem shares on any business day by written request, check, wire, ACH (Automated Clearing House), telephone, or through dealers as further described in this prospectus. You may conduct transactions by mail (FPA Funds, c/o UMB Fund Services, Inc., P.O. Box 2175, Milwaukee, Wisconsin 53201‑2175, or 235 West Galena Street, Milwaukee, Wisconsin 53212), by wire, or by telephone at (800) 638‑3060. Purchases and redemptions by telephone are only permitted if you previously established this option in your account. Investors can use the Account Application for initial purchases.

Investors can purchase shares by contacting any investment dealer authorized to sell the Fund’s shares. The minimum initial investment is $100,000 for regular accounts, and each subsequent investment, which can be made directly to UMB Fund Services, Inc., must be at least $100. However, as described herein, no minimum investment amount is imposed for investments in retirement plans. All purchases made by check should be in U.S. dollars and made payable to the FPA Funds. Third party, starter or counter checks will not be accepted. A charge may be imposed if a check does not clear. The Fund reserves the right to waive or lower purchase and investment minimums in certain circumstances. For example, the minimums listed above may be waived or lowered for investors who are Trustees or officers of the Fund, employees of the Adviser and/or customers of certain financial intermediaries that hold the Fund’s shares in certain omnibus accounts, and investments in the Fund by ReFlow Fund, LLC (“Reflow”)  in connection with the ReFlow liquidity program (described in additional detail under “Management of the Fund”), at the discretion of the officers of the Fund. In addition, financial intermediaries may impose their own minimum investment and subsequent purchase amounts.

Subsequent investments and redemptions can be made directly to UMB Fund Services, Inc.

Notice to Non-U.S. Resident Individual Shareholders. The Fund and its shares are only registered in the United States and its territories (“United States”). Regulations outside of the United States may restrict the sale of shares to certain non-U.S. residents or subject certain shareholder accounts to additional regulatory requirements. As a result, individuals resident outside the United States are generally not eligible to invest in the Fund. The Fund reserves the right, however, to sell shares to certain other non-U.S. investors in compliance with applicable law. If a current shareholder of the Fund provides a non-U.S. address, this will be deemed a representation and warranty from such investor that he/she is not a U.S. resident and will continue to be a non-U.S. resident unless and until the Fund is notified of a change in the investor’s resident status. Any current shareholder that has a resident address outside of the United States may be restricted from purchasing additional shares.

TAX INFORMATION

The Fund’s distributions are taxable and will be taxed as ordinary income and/or long-term capital gain, unless you are investing through a tax-deferred arrangement such as an IRA or 401(k) plan.

9

INFORMATION REGARDING TRANSACTIONS THROUGH FINANCIAL INTERMEDIARIES

Shareholders may be required to pay a commission directly to their broker or other financial intermediary when buying or selling shares of the Fund. Shareholders and potential investors may wish to contact their broker or other financial intermediary for information regarding applicable commissions, transaction fees or other charges associated with transactions in shares of the Fund.

In addition, brokers, dealers, banks, trust companies and other financial representatives may receive compensation from the Fund or its service providers for providing a variety of services, which may include recordkeeping, transaction processing for shareholders’ accounts and certain shareholder services not currently offered to shareholders that deal directly with the Fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

10

ADDITIONAL INFORMATION ABOUT PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS

Investment Objective

The Fund’s objective is long-term capital growth. The Fund’s investment objective is fundamental and may not be changed without shareholder approval.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing primarily in the equity securities (common stocks, preferred stocks and convertible securities) of U.S. companies. The Fund’s sub-adviser, BFA, invests the Fund’s assets by pursuing a value-oriented strategy without limitation on issuer capitalization. The sub-adviser’s strategy begins with a screening process that seeks to identify companies whose stocks sell at discounted price-to-earnings (P/E) and price-to-cash flow (P/CF) multiples. The sub-adviser favors companies that maintain strong balance sheets and have experienced management. Generally, the sub-adviser attempts to identify situations where stock prices are undervalued by the market.

Under normal circumstances, the Fund will invest at least 80% of its net assets (for the purpose of this requirement, net assets include net assets plus any borrowings for investment purposes) in equity securities of value companies. The Fund will not change this investment policy unless it gives shareholders at least 60 days’ advance written notice. The Fund currently defines a value company as a company that (i) is included in at least one of the Value Indices.  (ii) exhibits one or more valuation metrics (such as price-to-earnings ratio, price-to-book value ratio, price-to-cash flow ratio, price-to-sales ratio, enterprise value-to-EBIT, or enterprise value-to-EBITA, among others) that are lower than the average of an applicable equity market index, or (iii) exhibits characteristics that the sub-adviser determines, based on its proprietary valuation models, indicate the company’s shares are trading at a discount to the company’s intrinsic value. The Fund’s sub-adviser currently defines the Value Indices to include the following indices: S&P 500 Value Index, Russell 3000 Value Index, Morningstar Large Cap Value Index, Morningstar Mid Cap Value Index, Morningstar Small Cap Value Index, and S&P Composite 1500 Value Index.

The sub-adviser generally sells securities (i) when it believes they are trading for more than their intrinsic value, (ii) to generate tax losses to offset taxable gains, or (iii) if additional cash is needed to fund redemptions.

Non-Principal Investment Strategies

The Fund reserves the right to invest in other securities, as further detailed in the Fund’s Statement of Additional Information.

ADDITIONAL INFORMATION ABOUT THE PRINCIPAL RISKS

The risk descriptions below provide a more detailed explanation of the Fund’s common principal investment risks (except as noted) that correspond to the risks described in the Fund’s Fund Summary section of this Prospectus.

11

Risks Associated with Investing in Equities. Equity securities, generally common stocks, held by the Fund may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect the securities markets generally, such as adverse changes in economic or political conditions, the general outlook for corporate earnings, interest rates or investor sentiment. Sustained periods of market volatility may increase the risks associated with an investment in the Fund. Equity securities may also lose value because of factors affecting an entire industry or sector, such as increases in production costs or factors directly related to a specific company, such as decisions made by its management.

Common stock of an issuer in the Fund’s portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition. Common stock is subordinated to preferred stocks, bonds, and other debt instruments in a company’s capital structure, in terms of priority with respect to corporate income, and therefore will be subject to greater dividend risk than preferred stocks or debt instruments of such issuers. In addition, while broad market measures of common stocks have historically generated higher average returns than fixed income securities, common stocks have also experienced significantly more volatility in those returns. Because preferred stock is generally junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics.

Issuer-Specific Changes. The value of an individual security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole. The prices of, and income generated by, securities held by the Fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulation affecting the issuer or its competitive environment, and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives. An individual security may also be affected by factors related to the industry or sector of the issuer or the securities markets as a whole, and conversely an industry or sector or the securities markets may be affected by a change in financial condition or another event affecting a single issuer. To the extent that the securities of issuers in the same or related industries or sectors behave similarly to each other, and these issuers make up a sizeable portion of the market, events affecting one issuer, industry or sector or the securities markets generally may have a larger impact. If such issuers represent a substantial portion of major market indices, a downturn in their stock prices may have a disproportionate adverse effect on the overall equity markets, even if other segments of the market perform well. At times, the Fund may invest more significantly in a single issuer, which could increase the Fund’s volatility and the risk of loss arising from the factors described above.

Stock Market Volatility. While stocks have historically outperformed other asset classes over the long term, stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments.

12

Small and Medium Cap Securities. Investing in the securities of small and medium capitalization companies involves special risks. Among other things, the prices of securities of these companies generally are more volatile than those of larger companies; the securities of small and medium capitalization companies generally are less liquid; and smaller companies generally are more likely to be adversely affected by poor economic or market conditions. In addition, it is anticipated that some of the Fund’s portfolio securities may not be widely traded, and that the Fund’s position in such securities may be substantial in relation to the market for such securities. Accordingly, it may be difficult for the Fund to dispose of such securities quickly at prevailing market prices. Investments in securities of companies with small and medium market capitalizations are generally considered to offer greater opportunity for appreciation but also may involve greater risks than customarily are associated with more established companies. The securities of smaller and medium capitalization companies may be subject to more abrupt fluctuations in market price than larger, more established companies. Small and medium capitalization companies have limited product lines, markets or financial resources, or they may be dependent upon a limited management group. In addition to exhibiting greater volatility, small cap stocks may, to a degree, fluctuate independently of larger cap stocks, i.e., small cap stocks may decline in price as the prices of large cap stocks rise or vice versa.

Risks Associated with Value Investing. Value securities, including those selected by the portfolio manager for the Fund, are subject to the risks that their intrinsic value may never be realized by the market and that their prices may go down. In addition, value style investing may fall out of favor and underperform growth or other styles of investing during given periods. The Fund’s value discipline may result in a portfolio of stocks that differs materially from its illustrative index.

Securities selected by the portfolio manager using a value strategy may never reach their intrinsic value because the market fails to recognize what the portfolio manager considers to be the true business value or because the portfolio manager has misjudged those values. There may be periods during which the investment performance of the Fund suffers while using a value strategy.

Management Risk. The Fund is subject to management risk as an actively managed investment portfolio. The sub-adviser’s skill in choosing appropriate investments for the Fund will determine in part the Fund’s ability to achieve its investment objective. The portfolio manager will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results. The portfolio manager’s opinion about the intrinsic worth or creditworthiness of a company or security may be incorrect, the portfolio manager may not make timely purchases or sales of securities for the Fund, the Fund’s investment objective may not be achieved, or the market may continue to undervalue the Fund’s securities. In addition, the Fund may not be able to quickly dispose of certain securities holdings. The frequency of trading within the Fund impacts portfolio turnover rates, which are shown in the financial highlights table. A higher rate of portfolio turnover could produce higher trading costs and taxable distributions, which would detract from the Fund’s performance. Moreover, there can be no assurance that all of the sub-adviser’s personnel will continue to be associated with the sub-adviser for any length of time. The loss of services of one or more key employees of the sub-adviser, including the portfolio manager, could have an adverse impact on the Fund’s ability to achieve its investment objective. Certain securities or other instruments in which the Fund seeks to invest may not be available in the quantities desired. In such circumstances, the portfolio manager may

13

determine to purchase other securities or instruments as substitutes. Such substitute securities or instruments may not perform as intended, which could result in losses to the Fund.

Market Risk. The market price of a security or instrument may decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic, political, or geopolitical conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally. The market value of a security or instrument also may decline because of factors that affect a particular industry or industries, such as tariffs, labor shortages or increased production costs and competitive conditions within an industry. In addition, local, regional or global events such as war, acts of terrorism, international conflicts, trade disputes, supply chain disruptions, cybersecurity events, the spread of infectious illness or other public health issues, natural disasters or climate events, or other events could have a significant impact on a security or instrument. Such events could make identifying investment risks and opportunities especially difficult for the Adviser. In response to certain crises, the United States and other governments have taken steps to support financial markets. The withdrawal of this support or failure of efforts in response to a crisis could negatively affect financial markets generally as well as the value and liquidity of certain securities. In addition, policy and legislative changes in the United States and in other countries are changing many aspects of financial regulation. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market.

Large Investor Risk. Ownership of shares of the Fund may be concentrated in one or a few large investors. Such investors may redeem shares in large quantities or on a frequent basis. Redemptions by a large investor may affect the performance of the Fund, may increase realized capital gains, may accelerate the realization of taxable income to shareholders and may increase transaction costs. These transactions potentially limit the use of any capital loss carryforwards and certain other losses to offset future realized capital gains (if any). Such transactions may also increase the Fund’s expenses. In addition, the Fund may be delayed in investing new cash after a large shareholder purchase, and under such circumstances may be required to maintain a larger cash position than it ordinarily would.

Sector Focus Risk. From time to time, the Fund may invest a significant amount of its total assets in each of certain sectors of the economy. Each of those sectors may be subject to specific risks. These risks include governmental regulation of the sector and governmental monetary and fiscal policies, which may impact interest rates and currencies and affect corporate funding and international trade. Certain sectors may be more vulnerable than others to these factors. In addition, market sentiment and expectations toward a particular sector could affect a company’s market valuation and access to equity funding. For example, as of May 31, 2026, 26.40% of the Fund’s total assets was invested in the financial sector. Performance of companies in the financial sector may be adversely impacted by many factors, including, among others: government regulations of, or related to, the sector; governmental monetary and fiscal policies; economic, business or political conditions; credit rating downgrades; changes in interest rates; price competition; and decreased liquidity in credit markets. This sector has experienced significant losses and a high degree of

14

volatility in the recent past, and the impact of more stringent capital requirements and of recent or future regulation on any individual financial company or on the sector as a whole cannot be predicted. Additionally, as of May 31, 2026, 25.70% of the Fund’s assets were invested in the industrials sector. Performance of companies in the industrials sector may be affected by, among other things, supply and demand for their specific product or service and for industrial sector products in general. Moreover, government regulation, world events, exchange rates and economic conditions, technological developments, fuel prices, labor agreements, insurance costs, and liabilities for environmental damage and general civil liabilities will likewise affect the performance of these companies.

Recent Market Events. Periods of market volatility may occur in response to market events, public health emergencies, natural disasters or climate events, and other economic, political, and global macro factors. U.S. and international markets have recently experienced, and may continue to experience, periods of significant volatility due to various factors, including uncertainty regarding inflation and central banks’ interest rate changes, the possibility of a national or global recession, trade tensions and tariffs, and political and geopolitical events. In addition, wars or threats of war and aggression, such as Russia’s invasion of Ukraine and conflicts among nations and militant groups in the Middle East, have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on the U.S. and world economies and markets generally, each of which may negatively impact the Fund’s investments. Damage to energy infrastructure from conflicts in the Middle East, reduced shipping through the Strait of Hormuz and other energy supply constraints could also have long-term adverse impacts on the U.S. and world economies. Additionally, since the change in the U.S. presidential administration in 2025, the administration has pursued an aggressive foreign policy agenda, including through suggestions that the United States should control sovereign foreign territories, attempts to restructure federal government agencies with international influence, and the actual or potential imposition of tariffs on foreign countries, including China and long-time U.S. allies. In particular, the imposition of tariffs has led to retaliatory tariffs by certain foreign countries and could lead to retaliatory tariffs imposed by additional foreign countries, as well as increased and prolonged market volatility, and sector-specific downturns in industries reliant on international trade. The administration has also sought to reduce the headcount of and freeze or reduce funding available to certain U.S. government agencies. Such efforts may continue throughout U.S. federal agencies, which could increase administrative burdens on remaining government employees, increase processing times of company filings, alter regulatory policymaking, and increase regulatory volatility. These efforts and other similar actions may have unforeseen consequences on the economy and markets generally, and could negatively impact the Fund.

Raising the ceiling on U.S. government debt and passing periodic legislation to fund the government have become increasingly politicized. Any failure to do either could lead to a default on U.S. government obligations, with unpredictable consequences for economies and markets in the United States and elsewhere.

Changing interest rate environments (whether downward or upward) impact various sectors of the economy and asset classes in different ways. For example, low interest rate environments tend to be positive for the equity markets, whereas high interest rate environments tend to apply downward pressure on earnings and equity prices. It is difficult to accurately predict the pace at which interest

15

rates might change, the timing, frequency or magnitude of any such changes in interest rates, or when such changes might stop or reverse course. Unexpected changes in interest rates could lead to significant market volatility or reduce liquidity in certain sectors of the market.

The events and circumstances described above could be prolonged and could adversely affect the value and liquidity of the Fund’s investments, impair the Fund’s ability to satisfy redemption requests, and negatively impact the Fund’s performance. Other market events may cause similar disruptions and effects.

Cybersecurity Risk. Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets, customer data (including private shareholder information), or proprietary information, or cause the Fund, the Adviser, and/or other service providers (including custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality. A cybersecurity incident may disrupt the processing of shareholder transactions, impact the Fund’s ability to calculate its net asset value, and prevent shareholders from redeeming their shares. Issuers of securities in which the Fund invests are also subject to cybersecurity risks, and the value of those securities could decline if the issuers experience cybersecurity incidents.

Temporary Investments

To respond to adverse market, economic, political or other conditions, the Fund may invest 100% of its total assets, without limitation, in cash, high-quality short-term debt securities and money market instruments. These short-term debt securities and money market instruments include: shares of money market mutual funds, commercial paper, certificates of deposit, bankers’ acceptances,

U.S. Government securities and repurchase agreements. While the Fund is in a defensive position, the opportunity to achieve its investment objective will be limited. Furthermore, to the extent that the Fund invests in money market mutual funds for cash positions, there will be some duplication of expenses because the Fund pays its pro-rata portion of such money market funds’ advisory fees and operational fees. The Fund may also invest a substantial portion of its assets in such instruments at any time to maintain liquidity or pending selection of investments in accordance with its policies.

Percentage Investment Limitations

Unless otherwise stated, all percentage limitations on Fund investments listed in this prospectus will apply at the time of purchase. The Fund would not violate these limitations unless an excess or deficiency occurs or exists immediately after and as a result of an investment.

PORTFOLIO HOLDINGS DISCLOSURE

A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund’s Statement of Additional Information (“SAI”). For instructions on how to obtain an SAI, please refer to the back cover of this prospectus.

16

MANAGEMENT OF THE FUND

Investment Adviser

First Pacific Advisors, LP is the Fund’s investment adviser. Together with its predecessor organizations, the Adviser has been in the investment advisory business since 1954, and has served as the Fund’s investment adviser since November 2020. As of June 30, 2026, the Adviser manages assets of approximately $34.2 billion and serves as the investment adviser for other investment companies, as well as institutional, sub-advised and private fund accounts. The Adviser is headquartered at 2101 E. El Segundo Blvd., Suite 301, El Segundo, California 90245.

As compensation for the management and advisory services furnished to the Fund, the Adviser will be paid an annual advisory fee of 0.95% of the Fund’s average daily net assets. For the fiscal year ended May 31, 2026, FPA received advisory fees of 0.26% of the Fund’s average daily net assets, after waiving fees pursuant to its expense limitation agreement with the Trust on behalf of the Fund.

Sub-Adviser

Bragg Financial Advisors, Inc., a registered investment adviser located at 1031 South Caldwell Street, Suite 200, Charlotte, NC 28203, serves as the Fund’s sub-adviser. BFA provides investment management and supervision to individuals and institutions. As of May 31, 2026, BFA manages approximately $5.3 billion on a discretionary basis. For its sub-advisory investment services, BFA received a sub-advisory fee from FPA, computed quarterly and paid monthly, at a rate of approximately 0.00% of the Fund’s average daily net assets for the fiscal year ended May 31, 2026.

A discussion regarding the basis for the Board’s approval of the investment advisory agreement and sub-advisory agreement is available in the Fund’s Form N-CSR for the fiscal year ended May 31, 2026.

Portfolio Manager

Steve Scruggs, CFA has been employed by BFA since January 2000. Mr. Scruggs is Director of Research and Senior Portfolio Manager of BFA. Mr. Scruggs holds a Bachelor’s Degree from North Carolina State University and an MBA from Wake Forest University. He is a CFA charter holder and member of the CFA Institute.

The Fund’s SAI contains additional information regarding Mr. Scruggs’ compensation, other accounts managed by Mr. Scruggs, and Mr. Scruggs’ ownership of securities in the Fund.

Fund Expenses

FPA has contractually agreed to waive management fees and to reimburse the Fund for Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage fees and commissions payable by the Fund in connection with the purchase or sale of portfolio securities, fees and expenses of other funds in which the Fund invests, and extraordinary expenses, including litigation expenses not incurred in the Fund’s ordinary course of business) in excess of, in the aggregate, per

17

annum, 0.73% with respect to Fund’s average daily net assets for the period October 1, 2026 through September 30, 2027. These fee waivers and expense reimbursements are subject to possible recoupment by the adviser from the Fund in future years (within three years from the date when the amount is waived or reimbursed) if such recoupment can be achieved within the lesser of the foregoing expense limits or the then-current expense limits. This agreement may only be terminated earlier by the Fund’s Board of Trustees or upon termination of the advisory agreement.

ReFlow Liquidity Program

The Fund may participate in the ReFlow liquidity program, which is designed to provide an alternative liquidity source for mutual funds experiencing net redemptions of their shares. Pursuant to the program, ReFlow provides participating mutual funds with a source of cash to meet net shareholder redemptions by standing ready each business day to purchase fund shares up to the value of the net shares redeemed by other shareholders that are to settle the next business day. Following purchases of fund shares, ReFlow then generally redeems those shares when the fund experiences net sales, at the end of a maximum holding period determined by ReFlow (currently 14 days) or at other times at ReFlow’s discretion. While ReFlow holds fund shares, it will have the same rights and privileges with respect to those shares as any other shareholder.

For use of the ReFlow service, the Fund pays a fee to ReFlow each time it purchases Fund shares, calculated by applying to the purchase amount a fee rate determined through an automated daily auction among participating mutual funds. The current minimum fee rate is 0.14% of the value of the Fund shares purchased by ReFlow, although the Fund may submit a bid at a higher fee rate if it determines that doing so is in the best interest of fund shareholders. ReFlow’s purchases of Fund shares through the liquidity program are made on an investment-blind basis without regard to the Fund’s objective, policies, or anticipated performance. In accordance with federal securities laws, ReFlow is prohibited from acquiring more than 3% of the outstanding voting securities of the Fund. ReFlow will purchase shares of the Fund at net asset value and will not be subject to any investment minimum applicable to such shares. ReFlow will periodically redeem its entire share position in the Fund and request that such redemption be met in kind in accordance with the Fund’s redemption in-kind policies described under “Other Shareholder Services” below. The Fund will not recognize gain or loss for U.S. federal income tax purposes on in-kind redemptions with ReFlow. The Fund’s Board has approved the Fund’s use of the ReFlow program.

The Adviser believes that the program may assist in stabilizing the Fund’s net assets, to the benefit of the Fund and its shareholders, although there is no guarantee that the program will do so. To the extent the Fund’s net assets do not decline, the Adviser may also benefit.

INVESTING WITH THE FUND

Purchase and Investment Minimums

The minimum initial investment in the Fund is $100,000 for regular accounts. Each subsequent investment must be at least $100. However, as described herein, the Fund has established different initial investment and subsequent investment minimums for retirement accounts and accounts established with a pre-authorized investment plan. The Fund reserves the right to waive or lower

18

purchase and investment minimums in certain circumstances. For example, the minimums listed above may be waived or lowered for investors who are Trustees or officers of the Fund, employees of the Adviser and/or customers of certain financial intermediaries that hold the Fund’s shares in certain omnibus accounts, at the discretion of the officers of the Fund. In addition, financial intermediaries may impose their own minimum investment and subsequent purchase amounts.

Share Price

Net Asset Value. The Fund calculates its share price, also called net asset value, as of the close of trading on the New York Stock Exchange (“NYSE”), every day the NYSE is open, normally 4:00 p.m. Eastern time. The NYSE is closed not only on weekends but also on customary holidays, which currently are New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Non-U.S. securities owned by the Fund may trade on weekends or other days when the Fund does not price its shares. As a result, the Fund’s net asset value may change on days when you will not be able to purchase or redeem the Fund’s shares. The share price is rounded to the nearest cent per share and equals the market value of all portfolio securities plus other assets, less all liabilities, divided by the number of Fund shares outstanding. Orders received by dealers before the NYSE closes on any business day are priced based on the share price for that day, as described in greater detail below. Orders received by UMB Fund Services, Inc. at the Fund’s P.O. Box address are priced based upon the Fund’s share price at the close of trading on the day received at the P.O. Box.

The value of an instrument is either the market value, if quotes are readily available (defined below), or the fair value as determined in good faith by the Board, or its designee. The Board has designated the Adviser as valuation designee (the “Valuation Designee”) to perform the fair value determinations relating to all Fund investments pursuant to the valuation procedures of the Fund and the Valuation Designee (the “Valuation Procedures”). Pursuant to Rule 2a‑5 under the 1940 Act, a market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. As a result, any security valued using inputs other than Level 1 inputs under U.S. GAAP (unless an SEC staff no-action position is available providing an exception from the readily available market quotation requirement) is deemed to be a fair value.

The Valuation Designee uses various methods and inputs to establish the value of its investments, other assets, and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve. Equity securities are generally valued each day at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are principally traded, as of the close of business on that day. If there have been no sales that day, or if an equity security is unlisted, such equity securities are generally valued at the last available bid price. Fixed income securities are valued at the last reported sales price, if available and if the security is actively traded. Most fixed income securities are generally valued at prices obtained from pricing vendors. If no such vendor prices are available, such fixed income securities are valued using at least three broker quotes (or two broker quotes if three are not available). Vendors value fixed income securities based on one or more of the following

19

inputs: transactions, bids, offers, quotations from dealers and trading systems, spreads and other relationships observed in the markets among comparable securities, benchmarks, underlying equity of the issuer, and proprietary pricing models such as cash flows, financial or collateral performance and other reference data (includes prepayments, defaults, collateral, credit enhancements, and interest rate volatility). Fixed-income and convertible securities listed on a national securities exchange for which the over-the-counter market more accurately reflects the securities’ value in the judgment of the Fund’s officers, are valued at the most recent bid price. Currency forwards are valued at the closing currency exchange rate which is typically not materially different from the forward rate. Short-term corporate notes with maturities of 60 days or less are valued at amortized cost.

The Valuation Designee will assess the availability of market quotations each day and may determine that a market quotation for a security is not available (such as when the market for a security is closed) or is unreliable (such as when transactions in a security are infrequent, the validity of quotations appears questionable, there is a thin market, or the size of the reported trades is not considered representative of the Fund’s holdings). If such a determination is made, the Valuation Designee will fair value the security in accordance with the Valuation Procedures or override the security’s price. For example, if trading in a security has been halted, suspended or otherwise materially restricted; a security has been de-listed from a national exchange; a security has not been traded for an extended period of time; there is other data that may call into question the reliability of market quotations; or if events occur between the close of markets outside the United States and the close of regular trading on the NYSE that, in the opinion of the Valuation Designee, materially affect the value of any of the Fund’s securities that trade principally in those international markets, those securities will be valued in accordance with the Valuation Procedures. Various inputs may be reviewed in order to determine a fair valuation of a security. These inputs include, but are not limited to: fundamental analytical data relating to the investment, including the Valuation Designee’s analysis of the fundamental position of the issuer; the most recent closing market prices, including “after hours” trading; the type of security or asset; financial statements of the issuer; the cost of the security or asset at the date of purchase; the size of the holding; information as to any transactions or offers with respect to the security; price and extent of public trading in similar securities of the issuer or comparable companies; related corporate actions; significant events occurring after the close of trading in the security; changes in overall market conditions, including interest rates; reports prepared by internal or external analysts, third party pricing consultants and/or industry experts; values of baskets of securities traded on other markets, exchanges or among dealers; and other factors that the Valuation Designee reasonably believes to be relevant under the circumstances. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations of investments that would have been used had greater market activity occurred. Use of the Valuation Procedures is intended to result in more appropriate net asset values.

Additional fair value procedures are followed to address issues related to Fund holdings outside the United States. Non-U.S. securities held by the Fund trade in markets that open and close at different times, reflecting time zone differences. If significant events occur after the close of a market (and before the Fund’s net asset value is next determined) which affect the value of these portfolio securities, appropriate adjustments from closing market prices may be made to reflect these events. Events of this type could include, for example, significant price changes in other

20

markets. The Valuation Designee may utilize an independent fair valuation service in adjusting the valuations of non-U.S. securities. In addition, such use is intended to reduce potential arbitrage opportunities otherwise available to short-term investors.

Orders received by authorized dealers, certain retirement plans and certain other financial intermediaries before the NYSE closes, if communicated to UMB Fund Services, Inc. by later deadlines on the following business day, are priced at the share price for the prior business day. The share price for sales (redemptions) of Fund shares is the first share price determined after UMB Fund Services, Inc. receives a properly completed request, except that sale orders received by an authorized dealer, certain retirement plans and certain other financial intermediaries before the NYSE closes are priced at the closing price for that day if communicated to UMB Fund Services, Inc. within the times specified by the Fund. No other action is required by the shareholder who places an order with a financial intermediary.

HOW TO BUY FUND SHARES

Investors may purchase shares on any business day by written request, check, wire, ACH (Automated Clearing House), telephone, or through dealers as further described in this prospectus. You may conduct transactions by mail (FPA Funds, c/o UMB Fund Services, Inc., P.O. Box 2175, Milwaukee, Wisconsin 53201‑2175, or 235 West Galena Street, Milwaukee, Wisconsin 53212), by wire, or by telephone at (800) 638‑3060. Purchases and redemptions by telephone are only permitted if you previously established this option in your account. You can use the Account Application for initial purchases.

Investors can purchase shares by contacting any investment dealer authorized to sell the Fund’s shares. The minimum initial investment in the Fund is $100,000. Each subsequent investment must be at least $100. However, as described herein, the Fund has established different initial investment and subsequent investment minimums for retirement accounts and accounts established with a pre-authorized investment plan. However, as described herein, no minimum investment amount is imposed for investments in retirement plans. All purchases made by check should be in U.S. dollars and made payable to the FPA Funds. Third party, starter or counter checks will not be accepted. A charge may be imposed if a check does not clear. The Fund reserves the right to waive or lower purchase and investment minimums in certain circumstances. For example, the minimums listed above may be waived or lowered for investors who are Trustees or officers of the Fund, employees of the Adviser and/or customers of certain financial intermediaries that hold the Fund’s shares in certain omnibus accounts, at the discretion of the officers of the Fund. In addition, financial intermediaries may impose their own minimum investment and subsequent purchase amounts.

Subsequent investments can be made directly to UMB Fund Services, Inc.

Federal regulations may require the Fund to obtain your name, your date of birth (for a natural person), your residential street address or principal place of business and your Social Security Number, Employer Identification Number or other government issued identification when you open an account. Additional information may be required in certain circumstances or to open accounts for corporations or other entities, and certain information regarding beneficial ownership will be verified, including information about beneficial owners of such entities. The Fund may use this

21

information to attempt to verify your identity and, for legal entities, the identity of beneficial owners. The Fund may not be able to establish an account if the necessary information is not received. The Fund may also place limits on account transactions while it is in the process of attempting to verify your identity and, for legal entities, the identity of beneficial owners. Additionally, if the Fund is unable to verify the identity of you or your beneficial owners after your account is established, the Fund, the Fund’s distributor, and the Fund’s transfer agent each reserve the right to reject further purchase orders from you or to take such other action as they deem reasonable or required by law, including closing your account. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated on the date your account is closed, and you bear the risk of loss.

HOW TO REDEEM FUND SHARES

Redeeming (Selling) Your Shares—Redemption Payments May Be Made By Check, Wire or ACH. You can redeem (sell) for cash without charge any or all of your shares at any time by sending a written request to UMB Fund Services, Inc. Faxes are not acceptable. You can also place redemption requests through dealers, but they may charge a fee. If you are selling shares from a retirement plan, you should consult the plan documentation concerning federal tax consequences and consult your plan custodian about applicable procedures for selling shares.

The amount of time for a redeeming shareholder to receive redemption proceeds will vary based on the method of payment elected (i.e., ACH, wire, check). Redemption proceeds by check will generally be mailed to you within three to seven business days after UMB Fund Services, Inc., receives a properly completed redemption request; and redemption proceeds by ACH or wire will generally be sent to you within one to three business days after UMB Fund Services, Inc., receives a properly completed redemption request (as described below under “Written Requests” and “Telephone Transactions”). Generally, your redemption request cannot be processed on days the NYSE is closed. If you purchase shares by check and request a redemption before the check has cleared, the Fund may postpone payment of your redemption proceeds up to 15 days while the Fund waits for the check to clear.

Redemption proceeds are normally paid in cash; however, subject to the limits described below in “In-Kind Transactions,” the Fund reserves the right to make payment for redeemed shares wholly or in part by giving the redeeming shareholder portfolio securities. For cash redemptions, under normal market conditions, the Fund typically expects to meet such redemption requests by using holdings of cash or cash equivalents and/or proceeds from the sale of portfolio securities. In addition, for temporary or emergency purposes, the Fund may borrow to meet redemption requests.

The right of redemption can be suspended and the payment therefore may be postponed for more than seven days during any period when: (a) the NYSE is closed for other than customary weekends or holidays; (b) trading on the NYSE is restricted; (c) an emergency exists as a result of which disposal by the Fund of securities it owns is not reasonably practicable or it is not reasonably practicable for the Fund to fairly determine the value of its net assets; or (d) the Securities and Exchange Commission, by order, so permits.

22

The Fund’s transfer agent, consistent with relevant regulatory guidance or court rulings, may place a temporary hold on the payment of redemption proceeds from an account if the transfer agent reasonably believes that financial exploitation of a Specified Adult (as defined below) has occurred, is occurring, has been attempted, or will be attempted. For purposes of this paragraph, the term “Specified Adult” refers to an individual who is (a) a natural person age 65 and older, or (b) a natural person age 18 and older who is reasonably believed to have a mental or physical impairment that renders the individual unable to protect their own interests.

Written Requests. Requests must be signed by the registered shareholder(s). A signature guarantee is required if the redemption is made payable to someone other than the registered shareholder, being sent to somewhere other than the registered address or being sent to the address of record if that address of record has been changed within the past 30 days.

A signature guarantee must be a Stamp 2000 Medallion Signature Guarantee and can be obtained from a bank or trust company; a broker or dealer; a credit union; a national securities exchange, registered securities association or clearing agency; or a savings and loan association. Additional documents such as articles of incorporation, business licenses, partnership agreements or trust documents may be required for sales by corporations, partnerships, trusts, fiduciaries, executors, or administrators.

Telephone Transactions. You must elect the option on the Account Application to have the right to sell your shares by telephone. If you wish to make an election to have the right to sell your shares via telephone or to change such an election after opening an account, you will need to complete an Account Privileges Change Form with a signature guarantee. Sales via telephone are not available for shares in certificate form.

If you have elected the option to sell your shares by telephone, you may direct that a check for the proceeds payable to the shareholder of record be mailed to the address of record or you may designate a bank account to receive the proceeds of such redemptions. There is a $3.50 charge per wire. No telephone redemptions to the address of record will be processed within 30 days of a change in the address of record.

UMB Fund Services, Inc. uses procedures it considers reasonable to confirm redemption instructions via telephone, including requiring account registration verification from the caller and recording telephone instructions. Neither UMB Fund Services, Inc. nor the Fund is liable for losses due to unauthorized or fraudulent instructions if there is a reasonable belief in the authenticity of received instructions and reasonable procedures are employed. During periods of significant economic or market changes, it may be difficult to sell your shares by telephone.

The Fund can change or discontinue telephone redemption privileges without notice.

Automatic Redemption (Sale) of Your Shares. If as a result of a redemption, your account value falls below $500, the Fund can direct UMB Fund Services, Inc. to redeem your remaining Fund shares. In such case, you will be notified in writing that your account value is insufficient and be given up to 60 days to increase it to $500.

23

Escheatment. If your account is deemed “abandoned” or “unclaimed” under state law, the Fund may be required to “escheat” or transfer the assets in your account to the applicable state’s unclaimed property administration. The state may sell escheated Fund shares and, if you subsequently seek to reclaim your proceeds of liquidation from the state, you may only be able to recover the amount received when the shares were sold. Escheatment rules vary considerably by state. Please check your state’s unclaimed or abandoned property department website for specific information. It is your responsibility to ensure that you maintain a correct address for your account, keep your account active, and promptly cash all checks for dividends, capital gains and redemptions. Neither the Fund, the Fund’s transfer agent, the Fund’s distributor nor the Adviser or its affiliates will be liable to shareholders or their representatives for good faith compliance with state escheatment laws. Escheatment of an IRA account will be subject to 10% federal withholding tax and treated as a taxable distribution to you.

Excessive Trading and Market Timing. The Fund is not intended as a vehicle for frequent trading and/or market timing in an attempt to profit from short-term fluctuations in the securities markets and does not accommodate frequent trading. The Board has adopted policies and procedures designed to deter or prevent frequent purchases and redemptions. Such trading could interfere with the efficient management of the Fund’s portfolio, increase brokerage and administrative costs, and dilute the value of Fund shares held by long-term investors. In addition, exchanges between this Fund and the other FPA Funds are limited to no more than four exchanges during any calendar year (see the section titled “How to Exchange Your Shares”). Irrespective of these exchange limits, the Fund reserves the right to reject any purchase request (including in connection with an exchange) if management determines in its discretion that the request may be part of a pattern of excessive trading that could adversely affect the Fund. Notifications will be made in writing by the Fund within five days. There can be no assurance that the Fund will successfully detect or prevent market timing.

HOW TO EXCHANGE YOUR SHARES

You can add to an existing FPA Fund account or start a new FPA Fund account by exchanging your shares of the Fund for shares of other FPA Funds, namely FPA Crescent Fund, FPA Flexible Fixed Income Fund, FPA New Income Fund, and FPA Queens Road Small Cap Value Fund, which are offered in separate prospectuses.

The Fund can change or discontinue the right to exchange Fund shares into the FPA Crescent Fund, FPA Flexible Fixed Income Fund, FPA New Income Fund, and FPA Queens Road Small Cap Value Fund upon 60 days’ notice to shareholders.

You can exercise your exchange privileges either by written instructions or telephone (telephone exchange privileges are available unless you specifically decline them on the Account Application).

Exchanges and purchases are effected at the share price next determined after receipt of a proper request (as described above under “Written Requests”) by UMB Fund Services, Inc.

For federal income tax purposes, an exchange is treated as a sale of Fund shares and could result in a capital gain or loss.

24

Exchanges are subject to the following restrictions:

•
You are limited to four exchanges in one account during any calendar year;
•
Shares must be owned 15 days before exchanging, and cannot be in certificate form unless you deliver the certificate when you request the exchange;
•
An exchange is subject to the same initial investment minimums required for each particular FPA Fund and, at a minimum, requires the purchase of shares with a value of at least $1,000; and
•
Exchanges are subject to the same signature and signature guarantee requirements applicable to the redemption of shares.

For more information or for prospectuses for other FPA Funds, please visit https://fpa.com/funds or contact a dealer or Distribution Services, LLC. You should read the prospectuses of these other funds and consider differences in objectives and policies before making any exchange.

OTHER SHAREHOLDER SERVICES

Investment Account. Each shareholder has an investment account in which UMB Fund Services, Inc. holds shares. You will receive a statement showing account activity after each transaction. Stock certificates will not be issued.

In-Kind Transactions. Subject to procedures adopted by the Fund’s Board and at the Fund’s sole discretion, you may pay for shares of the Fund with securities instead of cash. The Fund has agreed to redeem shares, with respect to any one shareholder of record during any 90-day period, solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund at the beginning of the period. Pursuant to procedures adopted by the Fund’s Board, the Fund reserves the right in its sole discretion to honor any redemption request in excess of the foregoing limits by making payment in whole or in part in readily marketable securities chosen by the Fund and valued as such securities are valued for purposes of computing the Fund’s net asset value. The Fund may also use redemptions in-kind for certain Fund shares redeemed by ReFlow. If payment is made in securities, a shareholder may incur transaction expenses in converting those securities to cash, may realize, upon receipt, a gain or loss for tax purposes, and will be exposed to market risk prior to and upon the sale of such securities or other property.

Pre-Authorized Investment Plan. You may establish an account with a $2,500 minimum initial investment in the Fund and the establishment of automatic monthly investments of at least $100 and the expressed intention to increase the investment to $100,000 within 18 months. To make automatic monthly investments, you must complete the Account Application available from dealers or Distribution Services, LLC. UMB Fund Services, Inc. will withdraw funds from your bank account monthly for $100 or more as specified through the Automated Clearing House.

Retirement Plans. A retirement plan account and/or an IRA can purchase shares by contacting any investment dealer authorized to sell the Fund’s shares. Investments can be made directly to

25

UMB Fund Services, Inc., and no minimum investment amount is imposed for investments in retirement plans. UMB Fund Services, Inc. currently charges an annual account maintenance fee of $15 on retirement accounts. All purchases made by check should be in U.S. dollars and made payable to the FPA Funds. Third party, starter or counter checks will not be accepted. A charge may be imposed if a check does not clear. Please note that financial intermediaries may impose their own minimum investment and subsequent purchase amounts.

You should consult your tax adviser about the implications of investing in Fund shares through a retirement account. Persons with earned income ineligible for deductible contributions generally may make non-deductible contributions to an IRA. The earnings on shares held in an IRA are generally tax-deferred. In addition, although contributions to a Roth IRA are not deductible, earnings in the account generally are not taxed even on withdrawal. Retirement-related tax matters are complicated and you should consult your tax adviser about them. Distribution Services, LLC and dealers have applicable forms and information regarding plan administration, custodial fees and other plan documents.

Systematic Withdrawal Plan. If you have an account with a value of $10,000 or more, you can make monthly, quarterly, semi-annual or annual withdrawals of $50 or more by electing this option on the Account Privileges Change Form. Under this arrangement, sufficient Fund shares will be sold to cover the withdrawals and the proceeds will be forwarded to you as directed on the Account Privileges Change Form. If withdrawals continually exceed reinvestments, your account will be reduced and ultimately exhausted. Please note that concurrent withdrawals and purchases are ordinarily not in your best interest and you will generally recognize any taxable gains or losses on the withdrawals.

Shareholder Servicing Arrangements and Shareholder Service Fees. Brokers, dealers, banks, trust companies and other financial representatives (each, a “Service Organization”) may receive compensation from the Fund or its service providers for providing a variety of services. This section briefly describes how Service Organizations may be compensated.

For providing certain services to their clients, a Service Organization may be paid a fee based on the assets or number of accounts of the Fund that are attributable to the Service Organization. These non-distribution administrative and support services may include establishing and maintaining accounts and records relating to shareholders, processing dividend and distribution payments from the Fund on behalf of shareholders, forwarding communications from the Fund, providing sub-accounting with respect to Fund shares, and other similar services. In addition, your Service Organization may charge you other account fees for buying or redeeming shares of the Fund or for servicing your account. Your Service Organization should provide you with a schedule of its fees and services.

Pursuant to the Shareholder Service Plan adopted by the Board, on behalf of the Fund, the Fund may pay a fee at an annual rate of up to 0.25% of its average daily net assets attributable to shares of the Fund to Service Organizations. The Fund does not pay these service fees on shares purchased directly. In addition, the Adviser may, at its own expense, pay financial representatives and/or shareholder servicing agents for these services.

26

Distribution Services, LLC, the Fund’s principal underwriter, may enter into agreements with selling dealers where the selling dealer waives its right to shareholder servicing fees for selling Fund shares or servicing shareholder accounts. These arrangements typically are intended to avoid duplicate payment of fees where the selling dealer’s transactions are through an omnibus account with a different clearing broker and that broker is entitled to receive shareholder servicing fees from the Fund.

The Adviser may, at its own expense and out of its own resources, pay financial representatives for distribution and marketing services performed with respect to the Fund. These payments by the Adviser may include one or more of the following types of payments: one-time account establishment fees, annual per-account fees and/or annual asset-based charges. These payments may create a conflict of interest by influencing the broker or financial intermediary and your salesperson to recommend the Fund over another investment. For more information, ask your salesperson or visit your financial intermediary’s website.

DISTRIBUTIONS AND TAXES

Distributions

The Fund earns income from its investments and distributes that income, if and to the extent it exceeds expenses, to its shareholders as dividends. The Fund also realizes capital gains and losses from the sale or exchange of its investments and distributes any net capital gains to its shareholders as capital gain distributions (as used in this section, together with income dividends, “distributions”). The Fund distributes any distributions at least annually.

Distributions the Fund pays may be reinvested automatically in Fund shares at net asset value or taken in cash. If your account is held directly with the Fund and you would like to receive distributions in cash, contact UMB Fund Services, Inc. at the address and phone number located on the back cover page of this Prospectus. If your account is with a securities dealer or other financial intermediary that has an agreement with the Fund, contact your dealer or intermediary about which option you prefer.

Taxes

Except for tax-advantaged retirement plans and accounts and other tax-exempt investors, all Fund distributions you receive generally are subject to federal income tax, whether you receive them in cash or reinvest them in additional shares. Fund distributions to IRAs (including Roth IRAs) and qualified retirement plans generally are tax-free, but may be taxable upon later distribution from such accounts.

Distributions of net investment income, the excess of net short-term capital gain over net long-term capital loss, and net gains (if any) from certain non-U.S. currency transactions (i.e., “dividends”) are generally taxed as ordinary income. The Fund’s dividends attributable to “qualified dividend income” (generally, dividends it receives on stock of most U.S. and certain non-U.S. corporations with respect to which the Fund satisfies certain holding period and other restrictions) are subject to federal income tax for individual and certain other non-corporate shareholders (each, an “individual

27

shareholder”) who satisfy those restrictions with respect to their Fund shares at the rates for long-term capital gains—a maximum of 15% or 20%, depending on whether the individual shareholder’s income exceeds certain threshold amounts.

Distributions of net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) are generally taxed as long-term capital gain and, for individual shareholders, are subject to the 15% or 20% maximum federal income tax rates mentioned above. The tax treatment of capital gain distributions from the Fund depends on how long the Fund held the securities it sold that generated the gain, not when you bought your Fund shares or whether you reinvested your distributions.

Fund distributions generally are taxable to you in the year you receive them. In some cases, however, distributions you receive in January are taxable as if they had been paid the previous December 31.

When you sell (redeem) shares, including pursuant to an exchange, you generally will realize a taxable gain or loss. An exception, once again, applies to tax-advantaged retirement plans and accounts and other tax-exempt investors. Any capital gain that an individual shareholder recognizes on a redemption of their shares that have been held for more than one year will qualify for the 15% or 20% maximum federal income tax rates mentioned above.

The federal income tax you actually owe on distributions and share transactions can vary with many factors, such as your marginal tax bracket, how long you held your shares and whether you owe federal alternative minimum tax. Shortly after the end of each calendar year, the Fund will send you a tax statement that will detail the distributions you received during that year and will show their tax status. This may be separate from the statement that covers your share transactions. Most importantly, consult your tax professional. Everyone’s tax situation is different, and your tax professional should be able to help you answer any questions you may have.

The Fund is required to withhold 24% of the money you are otherwise entitled to receive from its distributions and redemption proceeds (regardless of whether you realize a gain or loss) if you are an individual shareholder who fails to provide a correct taxpayer identification number to the Fund (together with the withholding described in the next sentence, “backup withholding”). Withholding at that rate also is required from the Fund’s distributions to which you are otherwise entitled if you are such a shareholder and the Internal Revenue Service (“Service”) tells the Fund that you are subject to backup withholding or you are subject to backup withholding for any other reason. Backup withholding is not an additional tax, and any amounts so withheld may be credited against a shareholder’s federal income tax liability or refunded.

If you buy shares when the Fund has earned or realized, but not yet distributed, ordinary income or net capital gains, you will be “buying a dividend” by paying the full price of the shares and then receiving a portion of the price back in the form of a taxable distribution. You can avoid this situation by waiting to invest until after the record date for the distribution.

Distributions are taxable to you even if they are paid from income or gain earned by the Fund before your investment (and thus were included in the price you paid for your Fund shares).

28

The amounts of the Fund’s distributions are driven by federal tax requirements. The Fund’s required taxable distributions to shareholders may be significant even if the Fund’s overall performance for the period is negative.

Generally, if you are investing in the Fund through a tax-advantaged retirement plan or account, distributions paid by the Fund are not taxable to you on a current basis (but may be taxable upon withdrawal from such plan or account).

An individual is required to pay a 3.8% tax on the lesser of (1) the individual’s “net investment income,” which generally includes distributions the Fund pays and net gains realized on the redemption or exchange of Fund shares, or (2) the excess of the individual’s “modified adjusted gross income” over a threshold amount ($250,000 for married persons filing jointly and $200,000 for single taxpayers). This tax is in addition to any other taxes due on that income. A similar tax applies to estates and trusts. Shareholders should consult their own tax advisers regarding the effect, if any, this provision may have on their investment in Fund shares.

A Fund shareholder’s basis in shares acquired after December 31, 2011 (“Covered Shares”), will be determined in accordance with the Fund’s default method, which is HIFL (highest in, first long-term) basis, unless the shareholder affirmatively elects in writing (which may be electronic) to use the average basis method or a different acceptable basis determination method (e.g., a specific identification method). The method a Fund shareholder elects (or the default method) may not be changed with respect to a redemption of Covered Shares after the settlement date of the redemption. In addition to the requirement to report the gross proceeds from the redemption of shares, the Fund (or its administrative agent) must report to the Service and furnish to its shareholders the basis information for Covered Shares and indicate whether they had a short-term (one year or less) or long-term (more than one year) holding period. Fund shareholders should consult with their tax advisers to determine the best Service-accepted basis method for their tax situation and to obtain more information about how the basis reporting law applies to them.

Shareholders other than U.S. persons may be subject to a different U.S. federal income tax treatment, including withholding tax at the rate of 30% on amounts treated as ordinary dividends from the Fund, as discussed in more detail in the SAI.

This section summarizes some of the consequences under current federal income tax law of an investment in the Fund. It is not a substitute for personal tax advice. Consult your tax adviser about the potential tax consequences of an investment in the Fund under all applicable tax laws.

29

FINANCIAL HIGHLIGHTS

The Fund’s Financial Highlights for the fiscal year ended May 31, 2026, are incorporated in this Prospectus by reference to the Fund’s Annual Financials and Other Information, which are included as part of the Fund’s most recent Form N-CSR filing, which can be located on the SEC’s website and is available upon request (see back cover).

30

Investment Adviser
First Pacific Advisors, LP
2101 E. El Segundo Blvd., Suite 301
El Segundo, California 90245

Sub-Adviser
Bragg Financial Advisors, Inc.
1031 South Caldwell Street, Suite 200
Charlotte, North Carolina 28203

Fund Co-Administrator
Mutual Fund Administration, LLC
2220 E. Route 66, Suite 226
Glendora, California 91740

Fund Co-Administrator, Transfer Agent and Fund Accountant
UMB Fund Services, Inc.
235 West Galena Street
Milwaukee, Wisconsin 53212

Custodian
UMB Bank, n.a.
928 Grand Boulevard, 5th Floor
Kansas City, Missouri 64106

Distributor
Distribution Services, LLC
190 Middle Street, Suite 301
Portland, Maine 04101

Counsel to the Trust and Independent Trustees
Morgan, Lewis & Bockius LLP
600 Anton Boulevard, Suite 1800
Costa Mesa, California 92626

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
Two Liberty Place
50 South 16th Street, Suite 2900
Philadelphia, Pennsylvania 19102

For Shareholder Services Contact the Transfer Agent

UMB Fund Services, Inc.
P.O. Box 2175
Milwaukee, Wisconsin
53201‑2175 or 235 West Galena
Street Milwaukee, Wisconsin
53212 (800) 638‑3060

For Retirement Plan Services call your employer or plan administrator

For 24-hour Information go to the Fund’s Web Site
https://fpa.com/funds

For Dealer Services call

Distribution Services, LLC
190 Middle Street, Suite 301
Portland, Maine 04101
(800) 638‑3060

Inquiries concerning transfer of registration, distributions, redemptions and shareholder service should be directed to UMB Fund Services, Inc. Inquiries concerning sales should be directed to Distribution Services, LLC.

Telephone conversations may be recorded or monitored for verification, recordkeeping and quality assurance purposes.

FUND INFORMATION

Annual/Semi-Annual Report to Shareholders and Financials and Other Information

Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders and the Fund’s Form N-CSR filings. In the Fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. In Form N-CSR, you will find the Fund’s annual and semi-annual financial statements.

Statement of Additional Information (SAI)

The SAI provides additional details about the investments and techniques of the Fund and certain other additional information. The SAI is on file with the SEC and is incorporated into this prospectus by reference. This means that the SAI is legally considered a part of this prospectus even though it is not physically within this prospectus.

Shareholder reports and other information about the Fund (including the SAI) are available without charge, upon request, by calling Distribution Services, LLC and on the Fund’s website https://fpa.com/request-funds-literature. Reports and other information about the Fund are also available on the EDGAR database on the Securities and Exchange Commission’s (“SEC”) Web Site at https://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at publicinfo@sec.gov.

For more information, to request a free copy of any of the documents above or to discuss any questions about the Fund you may contact Distribution Services, LLC at 190 Middle Street, Suite 301, Portland, Maine 04101, or (800) 638‑3060, or go to https://fpa.com/funds.

Investment Company Act File No. 811‑08544

STATEMENT OF ADDITIONAL INFORMATION

FPA QUEENS ROAD VALUE FUND

(QRVLX)

FPA QUEENS ROAD SMALL CAP VALUE FUND

QRSVX – Investor Class

QRSAX – Advisor Class

QRSIX – Institutional Class

Each a series of Investment Managers Series Trust III

235 West Galena Street

Milwaukee, Wisconsin 53212

September 30, 2026

This Statement of Additional Information (“SAI”) supplements the current prospectus (the “Prospectus”) of the FPA Queens Road Value Fund and FPA Queens Road Small Cap Value Fund (each a “Fund” and together, the “Funds”) dated September 30, 2026, as may be amended from time to time. Although this SAI is not itself a prospectus, it is, in its entirety, incorporated by reference into each Fund’s Prospectus. First Pacific Advisors, LP (“FPA” or the “Adviser”) serves as the investment adviser to the Funds. Bragg Financial Advisors, Inc. (“BFA” or the “Sub-Adviser”) serves as the investment sub-adviser to the Funds.

The Funds’ audited financial statements for the fiscal year ended May 31, 2026, are incorporated in this SAI by reference to the Funds’ Annual Financials and Other Information, which are included as part of the Funds’ most recent Form N-CSR filing. A copy of each Fund’s Prospectus, Annual Report, Semi-Annual Report, and Financials and Other Information can be obtained by visiting the Funds’ website at https://fpa.com/resources/ or by contacting the Funds at the address or telephone number specified below.

FPA Funds

P.O. Box 2175

Milwaukee, Wisconsin 53201

(800) 638-3060

Definitions

“1940 Act” means the Investment Company Act of 1940, as amended.

“Distributor” means Distribution Services, LLC, 190 Middle Street, Suite 301, Portland, ME 04101.

“FPA” means First Pacific Advisors, LP (the “Adviser”), 2101 E. El Segundo Blvd., Suite 301, El Segundo, CA 90245.

“BFA” means Bragg Financial Advisors, Inc. (the “Sub-Adviser”), 1031 South Caldwell Street, Suite 200, Charlotte, NC 28203.

“Vote of the majority of outstanding voting securities” means the vote, at the annual or special meeting of shareholders duly called, (i) of 67% or more of the voting securities present at the meeting if the holders of more than 50% of the outstanding voting securities are present or represented by proxy or (ii) or more than 50% of the outstanding voting securities, whichever is less.

THE TRUST AND THE FUND

Investment Managers Series Trust III (the “Trust”) was organized under the name The Regis Fund II as a Delaware business trust on May 18, 1994. On October 31, 1995, the Trust changed its name to UAM Funds Trust. On August 30, 2002, the Trust’s name was changed to FPA Funds Trust. On January 10, 2024, the Trust’s name was changed to Investment Managers Series Trust III. The Trust is an open-end, management investment company which offers multiple series. This SAI relates only to the Funds and not to the other series of the Trust.

The FPA Queens Road Value Fund acquired all of the assets and assumed the liabilities of the FPA Queens Road Value Fund (the “Predecessor Value Fund”), and the FPA Queens Road Small Cap Value Fund acquired all of the assets and assumed the liabilities of the FPA Queens Road Small Cap Value Fund (the “Predecessor Small Cap Value Fund”) (together, the “Predecessor Funds”) on July 28, 2023. The Predecessor Funds were each a series of Bragg Capital Trust, an open-end management investment company, as defined in the 1940 Act, organized as a business trust under the laws of the State of Delaware by Certificate of Trust. A “Series” is a separate pool of assets of the Trust which is separately managed and may have a different investment objective and different investment policies of another Series.

The Trust is registered with the U.S. Securities and Exchange Commission (“SEC”) as an open-end management investment company. Such a registration does not involve supervision of the management or policies of the Fund. The Prospectus of the Fund and this SAI omit certain of the information contained in the Registration Statement filed with the SEC. Copies of such information may be obtained from the SEC upon payment of the prescribed fee.

Each Fund is classified as a diversified fund, which means it is subject to the diversification requirements under the 1940 Act. Under the 1940 Act, a diversified fund may not, with respect to 75% of its total assets, invest more than 5% of its total assets in the securities of one issuer (and in not more than 10% of the outstanding voting securities of an issuer), excluding cash, Government securities, and securities of other investment companies.

The FPA Queens Road Value Fund does not currently offer multiple classes of shares. The FPA Queens Road Small Cap Value Fund currently offers three classes of shares: the Investor Class, the Advisor Class, and the Institutional Class. Other classes may be established from time to time in accordance with the provisions of the Trust’s Agreement and Declaration of Trust (the “Declaration of Trust”).

INVESTMENT STRATEGIES, POLICIES AND RISKS

The discussion below supplements information contained in the Fund’s Prospectus pertaining to the investment policies of the Fund.

Additional information concerning the characteristics of certain of the Funds’ investments, strategies and risks is set forth below. The Funds may employ new strategies without prior notification to shareholders, unless it expects such strategies to become principal strategies. You can find more information concerning the limits on the ability of a Fund to use these investments in “Investment Restrictions.”

Equity Securities. Equity securities represent ownership interests in a company or corporation, and include common stock, preferred stock, warrants and other rights to acquire such instruments. Holders of equity securities are not creditors of the issuer and, in the event the issuer is liquidated, would be entitled to their pro rata share of the issuer’s assets, if any, after creditors (including the holders of fixed income securities and senior equity securities) are paid.

Common Stocks. Common stocks represent units of ownership in a company. Common stocks usually carry voting rights and earn dividends. Unlike preferred stocks, which are described below, dividends on common stocks are not fixed but are declared at the discretion of the company’s board.

Preferred Stocks. Preferred stocks are also units of ownership in a company. Preferred stocks normally have preference over common stock in the payment of dividends and the liquidation of the company. However, in all other respects, preferred stocks are subordinated to the liabilities of the issuer. Unlike common stocks, preferred stocks are generally not entitled to vote on corporate matters. Types of preferred stocks include adjustable-rate preferred stock, fixed dividend preferred stock, perpetual preferred stock, and sinking fund preferred stock. Generally, the market values of preferred stock with a fixed dividend rate and no conversion element vary inversely with interest rates and perceived credit risk.

Rights and Warrants. The Funds may receive warrants in relation to certain investments. Warrants generally confer a right, but not the obligation, to buy a stated number of shares of common stock at a specified price anytime during the life of the warrants. A right is a privilege granted to existing shareholders of a corporation to subscribe to shares of a new issue of common stock before it is issued. Rights normally have a short life, usually two to four weeks, are freely transferable and entitle the holder to buy the new common stock at a lower price than the public offering price. Warrants are securities that are usually issued together with a debt security or preferred stock and that give the holder the right to buy proportionate amount of common stock at a specified price. Warrants are freely transferable and are traded on major exchanges. Unlike rights, warrants normally have a life that is measured in years and entitles the holder to buy common stock of a company at a price that is usually higher than the market price at the time the warrant is issued. Corporations often issue warrants to make the accompanying debt security more attractive.

An investment in warrants and rights may entail greater risks than certain other types of investments. Generally, rights and warrants do not carry the right to receive dividends or exercise voting rights with respect to the underlying securities, and they do not represent any rights in the assets of the issuer. In addition, their value does not necessarily change with the value of the underlying securities, and they cease to have value if they are not exercised on or before their expiration date. Investing in rights and warrants increases the potential profit or loss to be realized from the investment as compared with investing the same amount in the underlying securities.

Risks of Investing in Equity Securities. While investing in stocks allows investors to participate in the benefits of owning a company, investors must accept the risks of ownership. Unlike bondholders, who have preferential rights to a company’s earnings and cash flow, preferred stockholders, followed by common stockholders in order of priority, are entitled only to the residual amount after a company meets its other obligations. For this reason, the value of a company’s stock will usually react more strongly to actual or perceived changes in the company’s financial condition or prospects than its debt obligations. Stockholders of a company that fares poorly can lose money.

Stock markets tend to move in cycles with short or extended periods of rising and falling stock prices. The value of a company’s stock may fall because of:

•	Factors that directly relate to that company, such as decisions made by its management or lower demand for the company’s products or services;
•	Factors affecting an entire industry, such as increases in production costs; and
•	Changes in financial market conditions that are relatively unrelated to the company or its industry, such as changes in interest rates, currency exchange rates or inflation rates.

Because preferred stock is generally junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics.

Small and Medium-Sized Company Risk. Investors in small and medium-sized companies typically take on greater risk and price volatility than they would by investing in larger, more established companies. This increased risk may be due to the greater business risks of their small or medium-sized limited markets and financial resources, narrow product lines, shorter operating histories, and frequent lack of management depth. The securities of small and medium-sized companies are often traded in the over-the-counter market and might not be traded in volumes typical of securities traded on a national securities exchange. Thus, the securities of small and medium capitalization companies are less likely to be liquid, and may be subject to more abrupt or erratic market movements, than securities of larger, more established companies.

Money-Market Investments. A Fund may invest in no-load money market mutual funds, high-quality short-term debt securities and money market instruments (such as repurchase agreements, commercial paper and certificates of deposit) (collectively, “money market investments”), when and to the extent deemed advisable by the Sub-Adviser. A mutual fund investment by a Fund, the portfolio of which consists of money market investments, typically involves some duplication of advisory fees and other expenses. Money market funds typically invest in short-term debt instruments and attempt to maintain a stable net asset value. Although, the risk is low, these funds may lose value.

Securities of Foreign Issuers. Each Fund may invest in the securities of foreign issuers including sponsored or unsponsored American Depository Receipts (“ADRs”) and investments in developing markets.

(For purposes of this restriction, securities issued by a foreign domiciled company that are registered with the Securities and Exchange Commission (“SEC”) under Section 12 (b) or (g) of the Securities Exchange Act of 1934 are not treated as securities of foreign issuers.) Foreign investments involve certain risks which typically are not present in securities of domestic issuers. There may be less information available about a foreign company than a domestic company; foreign companies may not be subject to accounting, auditing and reporting standards and requirements comparable to those applicable to domestic companies; and foreign markets, brokers and issuers are generally subject to less extensive government regulation than their domestic counterparts. Markets for foreign securities may be less liquid and may be subject to greater price volatility than those for domestic securities. Foreign brokerage commissions and custodial fees are generally higher than those in the United States.

Foreign markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, thereby making it difficult to conduct such transactions. Delays or problems with settlements might affect the liquidity of a Fund’s portfolio. Foreign investments may also be subject to local economic and political risks, political, economic and social instability, military action or unrest or adverse diplomatic developments, and possible nationalization of issuers or expropriation of their assets, which might adversely affect a Fund’s ability to realize on its investment in such securities. The Sub-Adviser may not be able to anticipate these potential events or counter their effects. Furthermore, some foreign securities are subject to brokerage taxes levied by foreign governments, which have the effect of increasing the cost of such investment and reducing the realized gain or increasing the realized loss on such securities at the time of sale.

Although changes in foreign currency rates may adversely affect the Funds’ foreign investments, the Funds do not expect to purchase or sell foreign currencies for the Funds to hedge against declines in the U.S. dollar or to lock in the value of any foreign securities they purchase. Consequently, the risks associated with such investments may be greater than if the Funds were to engage in foreign currency transactions for hedging purposes.

Exchange control regulations in such foreign markets may also adversely affect the Funds’ foreign investments and the Funds’ ability to make certain distributions necessary to maintain their eligibility as regulated investment companies and avoid the imposition of income and excise taxes may, to that extent, be limited.

The considerations noted above are generally intensified for investments in developing countries. Developing countries may have relatively unstable governments, economies based on only a few industries and securities markets that trade a small number of securities.

The Funds may purchase the securities of foreign companies in the form of ADRs. ADRs are certificates held in trust by a bank or similar financial institution evidencing ownership of securities of a foreign-based issuer. Designed for use in U.S. securities markets, ADRs are alternatives to the purchase of the underlying foreign securities in their national markets and currencies.

Depositories may establish either unsponsored or sponsored ADR facilities. While ADRs issued under these two types of facilities are in some respects similar, there are distinctions between them relating to the rights and obligations of ADR holders and the practices of market participants. A depository may establish an unsponsored facility without participation by the issuer of the deposited securities, although typically the depository requests a letter of non-objection from such issuer prior to the establishment of the facility. Holders of unsponsored ADRs generally bear all the costs of such facilities. The depository usually charges fees upon the deposit and withdrawal of the deposited securities, the conversion of dividends into U.S. dollars, the disposition of non-cash distributions and the performance of other services. The depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited securities or to pass through voting rights to ADR holders in respect of the deposited securities. Depositories create sponsored ADR facilities in generally the same manner as unsponsored facilities, except that the issuer of the deposited securities enters into a deposit agreement with the depository. The deposit agreement sets out the rights and responsibilities of the issuer, the depository and the ADR holders. With sponsored facilities, the issuer of the deposited securities generally will bear some of the costs relating to the facility (such as deposit and withdrawal fees). Under the terms of most sponsored arrangements, depositories agree to distribute notices of shareholder meetings and voting instructions and to provide shareholder communications and other information to the ADR holders at the request of the issuer of the deposited securities.

Convertible Securities. Each Fund may invest in convertible securities which is generally a debt obligation or preferred stock that may be converted within a specified period of time into a certain amount of common stock of the same or a different issuer. A convertible security provides a fixed-income stream and the opportunity, through its conversion feature, to participate in the capital appreciation resulting from a market price advance in its underlying common stock. As with a straight fixed- income security, a convertible security tends to increase in market value when interest rates decline and decrease in value when interest rates rise. Like a common stock, the value of a convertible security also tends to increase as the market value of the underlying stock rises, and it tends to decrease as the market value of the underlying stock declines. Because its value can be influenced by both interest rates and market movements, a convertible security is not as sensitive to interest rates as a similar fixed-income security, nor is it as sensitive to changes in share price as its underlying stock.

A convertible security is usually issued either by an operating company or by an investment bank. When issued by an operating company, a convertible security tends to be senior to common stock, but subordinate to other types of fixed- income securities issued by that company. When a convertible security issued by an operating company is “converted,” the operating company often issues new stock to the holder of the convertible security but, if the parity price of the convertible security is less than the call price, the operating company may pay out cash instead of common stock. If the convertible security is issued by an investment bank, the security is an obligation of and is convertible through the issuing investment bank. The issuer of a convertible security may be important in determining the security’s true value. This is because the holder of a convertible security will have recourse only to the issuer. In addition, a convertible security may be subject to redemption by the issuer, but only after a specified date and under circumstances established at the time the security is issued.

While the Funds use the same criteria to rate a convertible debt security that they use to rate a more conventional debt security, a convertible preferred stock is treated like a preferred stock for the Fund’s financial reporting, credit rating, and investment limitation purposes. A preferred stock is subordinated to all debt obligations in the event of insolvency, and an issuer’s failure to make a dividend payment is generally not an event of default entitling the preferred shareholder to take action. A preferred stock generally has no maturity date, so that its market value is dependent on the issuer’s business prospects for an indefinite period of time. In addition, distributions from preferred stock are dividends, rather than interest payments, and are usually treated as such for corporate tax purposes.

Investment Company Shares. Each Fund may invest in shares of other investment companies (each, an “Underlying Fund”), including open-end funds, closed-end funds, unit investment trusts (“UITs”) and exchange-traded funds (“ETFs”), to the extent permitted by applicable law and subject to certain restrictions set forth in this SAI.

Under Section 12(d)(1)(A) of the 1940 Act, a Fund may acquire shares of an Underlying Fund in amounts which, as determined immediately after the acquisition is made, do not exceed (i) 3% of the total outstanding voting stock of such Underlying Fund, (ii) 5% of the value of a Fund’s total assets, and (iii) 10% of the value of a Fund’s total assets when combined with all other Underlying Fund shares held by the Fund. Each Fund may exceed these statutory limits when permitted by SEC order or other applicable law or regulatory guidance, such as is the case with many ETFs. In October 2020, the SEC adopted certain regulatory changes and took other actions related to the ability of an investment company to invest in the shares of another investment company. These changes include, in part, the rescission of certain SEC exemptive orders permitting investments in excess of the statutory limits, the withdrawal of certain related SEC staff no-action letters, and the adoption of Rule 12d1-4 under the 1940 Act, which permits a Fund to invest in other investment companies beyond the statutory limits, subject to certain conditions. Rule 12d1-4, among other things, (1) applies to both “acquired funds” and “acquiring funds,” each as defined under the rule; (2) includes limits on control and voting of acquired funds’ shares; (3) requires that the investment advisers of acquired funds and acquiring funds relying on the rule make certain specified findings based on their evaluation of the relevant fund of funds structure; (4) requires acquired funds and acquiring funds that are relying on the rule, and which do not have the same investment adviser, to enter into fund of funds investment agreements, which must include specific terms; and (5) includes certain limits on complex fund of funds structures.

Generally, under Sections 12(d)(1)(F) and 12(d)(1)(G) of the 1940 Act and SEC rules adopted pursuant to the 1940 Act, each Fund may acquire the shares of affiliated and unaffiliated Underlying Funds subject to the following guidelines and restrictions:

●	A Fund may own an unlimited amount of the shares of any registered open-end fund or registered unit investment trust that is affiliated with such Fund, so long as any such Underlying Fund has a policy that prohibits it from acquiring any shares of registered open-end funds or registered UITs in reliance on certain sections of the 1940 Act.

●	A Fund and its “affiliated persons” may own up to 3% of the outstanding stock of any fund, subject to the following restrictions:

i.	the Fund and each Underlying Fund, in the aggregate, may not charge a sales load greater than the limits set forth in Rule 2830(d)(3) of the Conduct Rules of the Financial Industry Regulatory Authority (“FINRA”) applicable to funds of funds;

ii.	each Underlying Fund is not obligated to redeem more than 1% of its total outstanding shares during any period less than 30 days; and

iii.	the Fund is obligated either to (i) seek instructions from its shareholders with regard to the voting of all proxies with respect to the Underlying Fund and to vote in accordance with such instructions, or (ii) to vote the shares of the Underlying Fund held by the Fund in the same proportion as the vote of all other shareholders of the Underlying Fund.

Underlying Funds typically incur fees that are separate from those fees incurred directly by a Fund. A Fund’s purchase of such investment company shares results in the layering of expenses as Fund shareholders would indirectly bear a proportionate share of the operating expenses of such investment companies, including advisory fees, in addition to paying Fund expenses. In addition, the shares of other investment companies may also be leveraged and will therefore be subject to certain leverage risks. The net asset value and market value of leveraged securities will be more volatile and the yield to shareholders will tend to fluctuate more than the yield generated by unleveraged securities. Investment companies may have investment policies that differ from those of the Fund.

Under certain circumstances an open-end investment company in which a Fund invests may determine to make payment of a redemption by a Fund wholly or in part by a distribution in kind of securities from its portfolio, instead of in cash. As a result, a Fund may hold such securities until the Advisor determines it is appropriate to dispose of them. Such disposition will impose additional costs on a Fund.

Investment decisions by the investment advisors to the registered investment companies in which a Fund invests are made independently of such Fund. At any particular time, one Underlying Fund may be purchasing shares of an issuer whose shares are being sold by another Underlying Fund. As a result, under these circumstances a Fund indirectly would incur certain transactional costs without accomplishing any investment purpose.

Exchange-Traded Funds. Each Fund may invest in ETFs. ETFs are pooled investment vehicles that generally seek to track the performance of specific indices. ETFs may be organized as open-end funds or as UITs. Their shares are listed on stock exchanges and can be traded throughout the day at market-determined prices.

An ETF generally issues index-based investments in large aggregations of shares known as “Creation Units” in exchange for a “Portfolio Deposit” consisting of (a) a portfolio of securities designated by the ETF, (b) a cash payment equal to a pro rata portion of the dividends accrued on the ETF’s portfolio securities since the last dividend payment by the ETF, net of expenses and liabilities, and (c) a cash payment or credit designed to equalize the net asset value of the shares and the net asset value of a Portfolio Deposit.

Shares of ETFs are not individually redeemable, except upon the reorganization, merger, conversion or liquidation of the ETF. Individual shares of an ETF may only be purchased and sold on the secondary market through a broker-dealer, therefore, the liquidity of small holdings of ETF shares will depend upon the existence of a secondary market for such shares. ETFs redeem shares on a continuous basis, at net asset value, only in large blocks of shares called “Creation Units.” Upon redemption of a Creation Unit, the investor will receive securities designated by the ETF (“Redemption Securities”) and a cash payment in an amount equal to the difference between the net asset value of the shares being redeemed and the net asset value of the Redemption Securities.

The price of ETF shares is based upon (but not necessarily identical to) the value of the securities held by the ETF. Accordingly, the level of risk involved in the purchase or sale of ETF shares is similar to the risk involved in the purchase or sale of traditional common stock, with the exception that the pricing mechanism for ETF shares is based on a basket of stocks. Disruptions in the markets for the securities underlying ETF shares purchased or sold by a Fund could result in losses on such shares. There is no assurance that the requirements of the national securities exchanges necessary to maintain the listing of shares of any ETF will continue to be met.

Real Estate Investment Trusts (“REITs”). REITs are sometimes described as equity REITs, mortgage REITs and hybrid REITs. An equity REIT invests primarily in the fee ownership or leasehold ownership of land and buildings and derives its income primarily from rental income. An equity REIT may also realize capital gains (or losses) by selling real estate properties in its portfolio that have appreciated (or depreciated) in value. A mortgage REIT invests primarily in mortgages on real estate, which may secure construction, development or long-term loans. A mortgage REIT generally derives its income primarily from interest payments on the credit it has extended. A hybrid REIT combines the characteristics of equity REITs and mortgage REITs, generally by holding both ownership interests and mortgage interests in real estate.

Equity REITs may be further characterized as operating companies or financing companies. To the extent that an equity REIT provides operational and management expertise to the properties held in its portfolio, the REIT generally exercises some degree of control over the number and identity of tenants, the terms of their tenancies, the acquisition, construction, repair and maintenance of properties and other operational issues. A mortgage REIT or an equity REIT that provides financing rather than operational and management expertise to the properties in its portfolio will generally not have control over the operations that are conducted on the real estate in which the REIT has an interest.

An investment in REITs by a Fund may involve some duplication of advisory fees and other expenses.

Debt Securities. Each Fund may invest in debt securities of corporate and governmental issuers. There are no credit quality or maturity limitations on a Fund’s investments in debt securities. The risks inherent in short-, intermediate- and long-term debt securities depend on a variety of factors, including the term of the obligations, the size of a particular offering and the credit quality and rating of the issuer, in addition to general market conditions. In general, the longer the maturity of a debt obligation, the higher its yield and the greater its sensitivity to changes in interest rates. Conversely, the shorter the maturity, the lower the yield but the greater the price stability. A decline in the prevailing levels of interest rates will generally increase the value of the securities held by a Fund, and an increase in rates will generally have the opposite effect.

Yields on debt securities depend on a variety of factors, including the financial condition of the issuer or other obligor thereon or the revenue source from which debt service is payable, the general economic and monetary environment, conditions in the relevant market, the size of a particular issue, maturity of the obligation and the rating of the issue.

Debt obligations rated high and some debt obligations rated medium quality are commonly referred to as “investment-grade” debt obligations. Investment-grade debt obligations are generally believed to have relatively low degrees of credit risk. However, medium-quality debt obligations, while considered investment grade, may have some speculative characteristics, since their issuers’ capacity for repayment may be more vulnerable to adverse economic conditions or changing circumstances than that of higher-rated issuers. The principal value of lower-rated securities generally will fluctuate more widely than higher- quality securities. Lower-quality securities entail a higher degree of risk as to the payment of interest and return of principal. Such securities are also subject to special risks, discussed below. To compensate investors for taking on such increased risk, issuers deemed to be less creditworthy generally must offer their investors higher interest rates than do issuers with better credit ratings.

In conducting its credit research and analysis, the Funds will consider both qualitative and quantitative factors to evaluate the creditworthiness of individual issuers and will rely to a great extent on credit ratings compiled by a number of nationally recognized statistical rating organizations (“NRSROs”).

“High-Yield” Risk (Junk Bonds). The Funds are permitted to invest in non-investment grade debt obligations, sometimes referred to as “junk bonds” (hereinafter referred to as “lower-quality securities”). Lower-quality securities are those securities that are rated lower than investment grade and unrated securities believed by to be of comparable quality. Although these securities generally offer higher yields than investment grade securities with similar maturities, lower-quality securities involve greater risks, including the possibility of default or bankruptcy. In general, they are regarded to be more speculative with respect to the issuer’s capacity to pay interest and repay principal. Other potential risks associated with investing in lower-quality securities include:

Effect of Interest Rates and Economic Changes. The market for lower-quality and comparable unrated securities is relatively new and its growth has paralleled a long economic expansion. As a result, it is not clear how this market would withstand a prolonged recession or economic downturn. Such conditions could severely disrupt the market for, and adversely affect the value of, such securities.

All interest-bearing securities typically experience price appreciation when interest rates decline and price depreciation when interest rates rise. The market values of lower-quality and comparable unrated securities tend to reflect individual issuer developments to a greater extent than do higher rated securities, which react primarily to fluctuations in the general level of interest rates. Lower-quality and comparable unrated securities also tend to be more sensitive to economic conditions than are higher rated securities. As a result, they generally involve more credit risk than securities in the higher-rated categories. During an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of lower-quality and comparable unrated securities may experience financial stress and may not have sufficient revenues to meet their payment obligations. The issuer’s ability to service its debt obligations may also be adversely affected by specific corporate developments, the issuer’s inability to meet specific projected business forecasts or the unavailability of additional financing. The risk of loss due to default by an issuer of the securities is significantly greater than issues of higher-rated securities because such securities are generally unsecured and are often subordinated to their creditors. Further, if the issuer of a lower-quality or comparable unrated security defaulted, a Fund might incur additional expense to seek recovery. Periods of economic uncertainty and changes would also generally result in increased volatility in the market prices of these securities and thus in a Fund’s net asset value.

As previously noted, the value of a lower-quality or comparable unrated security generally will decrease in a rising interest rate market, and a Fund’s net asset value will decline correspondingly. If a Fund experiences unexpected net redemptions in such a market, it may be forced to liquidate a portion of its portfolio securities without regard to their investment merits. Due to the limited liquidity of lower-quality and comparable unrated securities (discussed below), a Fund may be forced to liquidate these securities at a substantial discount. Any such liquidation could force a Fund to sell the more liquid portion of its portfolio.

Credit Risk. Credit ratings issued by credit rating agencies are designed to evaluate the safety of principal and interest payments of rated securities. They do not, however, evaluate the market value risk of lower-quality securities, and therefore may not fully reflect the true risks of an investment. In addition, credit rating agencies may or may not make timely changes in a rating to reflect changes in the economy or in the condition of the issuer that affect the market value of the security. Consequently, credit ratings, including, for example, those published by Standard & Poor’s Ratings Service (“S&P”), Moody’s Investors Service and Fitch Ratings, are used only as a preliminary indicator of investment quality. Investments in lower-quality and comparable unrated obligations will be more dependent on the Sub-Advisers’ credit analysis than would be the case with investments in investment-grade debt obligations.

Legal Risk. Securities in which a Fund may invest are subject to the provisions of bankruptcy, insolvency, reorganization and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Code, and laws, if any, which may be enacted by Congress, state legislatures or other governmental agencies extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations within constitutional limitations. There is also the possibility that, as a result of litigation or other conditions, the power or ability of issuers to make principal and interest payments on their debt securities may be materially impaired. From time to time, legislation designed to limit the use of certain lower-quality and comparable unrated securities by certain issuers may be adopted. It is anticipated that if legislation is enacted or proposed, it could have a material effect on the value of these securities and the existence of a secondary trading market for such securities.

Liquidity Risk. Each Fund may have difficulty disposing of certain lower quality and comparable unrated securities because there may be a thin trading market for such securities. Because not all dealers maintain markets in all lower- quality and comparable unrated securities, there is no established retail secondary market for many of these securities. The Funds anticipate that such securities could be sold only to a limited number of dealers or institutional investors. To the extent a secondary trading market does exist, it generally is not as liquid as the secondary market for higher- rated securities. The lack of a liquid secondary market may have an adverse impact on the market price of the security and disposition of the security may involve time-consuming negotiation and legal expense. As a result, a Fund’s net asset value and ability to dispose of particular securities when necessary to meet the Fund’s liquidity needs, or in response to a specific economic event, may be affected.

U.S. Government Obligations. Each Fund may invest in securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities. These securities include a variety of Treasury securities, which differ in their interest rates, maturities and times of issuance. Treasury Bills generally have maturities of one year or less; Treasury Notes generally have maturities of one to ten years; and Treasury Bonds generally have maturities of greater than ten years. Some obligations issued or guaranteed by U.S. Government agencies and instrumentalities, such as Government National Mortgage Association pass- through certificates, are supported by the full faith and credit of the U.S. Treasury; other obligations, such as those of the Federal Home Loan Banks, are secured by the right of the issuer to borrow from the Treasury; other obligations, such as those issued by the Federal National Mortgage Association (“FNMA”), are supported by the discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality; and other obligations, such as those issued by the Student Loan Marketing Association, are supported only by the credit of the instrumentality itself. Although the U.S. Government provides financial support to such U.S. Government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so, since it is not so obligated by law. On September 7, 2008, the U.S. Treasury Department and the Federal Housing Finance Authority (the “FHFA”) announced that FNMA and Federal Home Loan Mortgage Corporation (“FHLMC”) had been placed into conservatorship, a statutory process designed to stabilize a troubled institution with the objective of returning the entity to normal business operations. Under the Federal Housing Finance Regulatory Reform Act of 2008 (the “Reform Act”), which was included as part of the Housing and Economic Recovery Act of 2008, FHFA, as conservator or receiver, has the power to repudiate any contract entered into by FNMA or FHLMC prior to FHFA’s appointment as conservator or receiver, as applicable, if FHFA determines, in its sole discretion, that performance of the contract is burdensome and that repudiation of the contract promotes the orderly administration of FNMA’s or FHLMC’s affairs. The Reform Act requires FHFA to exercise its right to repudiate any contract within a reasonable period of time after its appointment as conservator or receiver.

FHFA, in its capacity as conservator, has indicated that it has no intention to repudiate the guaranty obligations of FNMA or FHLMC because FHFA views repudiation as incompatible with the goals of the conservatorship. However, in the event that FHFA, as conservator or if it is later appointed as receiver for FNMA or FHLMC, were to repudiate any such guaranty obligation, the conservatorship or receivership estate, as applicable, would be liable for actual direct compensatory damages in accordance with the provisions of the Reform Act. Any such liability could be satisfied only to the extent of FNMA’s or FHLMC’s assets available therefore.

In the event of repudiation, the payments of interest to holders of FNMA or FHLMC mortgage-backed securities would be reduced if payments on the mortgage loans represented in the mortgage loan groups related to such mortgage-backed securities are not made by the borrowers or advanced by the servicer. Any actual direct compensatory damages for repudiating these guaranty obligations may not be sufficient to offset any shortfalls experienced by such mortgage-backed security holders.

Further, in its capacity as conservator or receiver, FHFA has the right to transfer or sell any asset or liability of FNMA or FHLMC without any approval, assignment or consent. Although FHFA has stated that it has no present intention to do so, if FHFA, as conservator or receiver, were to transfer any such guaranty obligation to another party, holders of FNMA or FHLMC mortgage- backed securities would have to rely on that party for satisfaction of the guaranty obligation and would be exposed to the credit risk of that party.

In addition, certain rights provided to holders of mortgage-backed securities issued by FNMA and FHLMC under the operative documents related to such securities may not be enforced against FHFA, or enforcement of such rights may be delayed, during the conservatorship or any future receivership. The operative documents for FNMA and FHLMC mortgage-backed securities may provide (or with respect to securities issued prior to the date of the appointment of the conservator may have provided) that upon the occurrence of an event of default on the part of FNMA or FHLMC, in its capacity as guarantor, which includes the appointment of a conservator or receiver, holders of such mortgage- backed securities have the right to replace FNMA or FHLMC as trustee if the requisite percentage of mortgage-backed securities holders consent. The Reform Act prevents mortgage-backed security holders from enforcing such rights if the event of default arises solely because a conservator or receiver has been appointed. The Reform Act also provides that no person may exercise any right or power to terminate, accelerate or declare an event of default under certain contracts to which FNMA or FHLMC is a party, or obtain possession of or exercise control over any property of FNMA or FHLMC, or affect any contractual rights of FNMA or FHLMC, without the approval of FHFA, as conservator or receiver, for a period of 45 or 90 days following the appointment of FHFA as conservator or receiver, respectively.

No assurance can be given that the U.S. government will continue to support FNMA and FHLMC. In addition, the future for FNMA and FHLMC remains uncertain. Congress continues to evaluate proposals to reduce the U.S. government’s role in the mortgage market of both FNMA and FHLMC, including proposals as to whether FNMA and FHLMC should be nationalized, privatized, restructured or eliminated altogether. Should the federal government adopt any such proposal, the value of a Fund’s investments in securities issued by FNMA and FHLMC would be impacted. FNMA and FHLMC are also the subject of continuing legal actions and investigations, which may have an adverse effect on these entities.

Floating And Variable Rate Securities. Each Fund may invest in securities which offer a variable or floating rate of interest. Floating rate securities generally provide for automatic adjustment of the interest rate whenever some specified interest rate index changes. Variable rate securities, on the other hand, provide for automatic establishment of a new interest rate at fixed intervals. Interest rates on floating and variable rate securities are based on a designated rate or a specified percentage thereof, such as a bank’s prime rate.

Floating or variable rate securities typically include a demand feature entitling the holder to demand payment of the obligation on short notice at par plus accrued interest. Some securities which do not have floating or variable interest rates may be accompanied by puts producing similar results and price characteristics. The issuer of these securities normally has a corresponding right, after a given period, to prepay in its discretion the outstanding principal amount of the note plus accrued interest upon a specified number of days’ notice to the noteholders. When considering the maturity of any instrument which may be sold or put to the issuer or a third party, the Funds may consider the instrument’s maturity to be shorter than its stated maturity.

Options. Each Fund may invest in put and call options for which a Fund pays a premium (cost of option), and a Fund may buy or sell from a long position such options, exercise such options, or permit such options to expire, in each case, when and to the extent deemed advisable by the Sub-Adviser there are two basic types of options: “puts” and “calls.” A call option on a security gives the purchaser of the option the right to buy, and the writer the obligation to sell, the underlying asset at the exercise price during the option period. Alternatively, a put option on a security gives the purchaser the right to sell, and the writer the obligation to buy, the underlying asset at the exercise price during the option period. Purchased options have defined risk, that is, the premium paid for the option, regardless of how much the affording an opportunity for gain corresponding to the increase or decrease in the value of the optioned asset. In general, a purchased put increases in value as the price of the underlying security falls and a purchased call increases in value as the value of the underlying security rises. The Funds will not engage in the writing of call or put options.

In addition to options on individual securities, a Fund may buy or sell from a long position options on securities indices. In general, options on indices of securities are similar to option on individual securities except that delivery requirements are different. For example, a put option on an index of securities does not give the holder the right to make actual delivery of a basket of securities but instead gives the holder the right to receive an amount of cash upon exercise of the option if the value of the underlying index has fallen below the exercise price. The amount of cash received will be equal to the difference between the closing price of the index and the exercise price of the option expressed in dollars times a specified multiple. As with option on equity securities or futures contracts, a Fund may offset its position in index options prior to expiration by entering into a closing transaction on an exchange or it may let the option expire unexercised.

Each Fund may engage in both hedging and non-hedging strategies. Although effective hedging can generally capture the bulk of a desired risk adjustment, no hedge is completely effective. A Fund’s ability to hedge effectively through transactions in options depends on the degree to which price movements in its holdings correlate with price movements of the options.

Short Sales. Each Fund may engage in short sale transactions in securities listed on one or more worldwide securities exchanges, particularly the United States, when and to the extent deemed advisable by the Sub-Adviser. A Fund may only make short sales “against the box”, i.e., sales made when a Fund owns securities identical to those sold short. A short sale is a transaction in which a Fund sells a security it does not own by borrowing it from a broker, and consequently becomes obligated to replace that security. A short sale against the box is a short sale where a Fund owns the security sold short or has an immediate and unconditional right to acquire that security without additional cash consideration upon conversion, exercise or exchange of options with respect to securities held in its portfolio. The effect of selling a security short against the box is to insulate that security against any future gain or loss.

Illiquid Investments and Restricted Securities Investments. Pursuant to Rule 22e-4 under the 1940 Act, the Funds may not acquire any “illiquid investment” if, immediately after the acquisition, the Funds would have invested more than 15% of their net assets in illiquid investments that are assets. An “illiquid investment” is any investment that the Funds reasonably expect cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Funds have implemented a written liquidity risk management program and related procedures (“Liquidity Program”) that is reasonably designed to assess and manage the Fund’s “liquidity risk” (defined by the SEC as the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining 33 investors’ interests in the Fund). Liquidity classifications will be made after reasonable inquiry and taking into account, among other things, market, trading and investment-specific considerations deemed to be relevant to the liquidity classification of the Fund’s investments in accordance with the Liquidity Program.

The Funds may invest in restricted securities. Restricted securities are securities that may not be sold freely to the public absent registration under the Securities Act of 1933, as amended (the “1933 Act”), or an exemption from registration. While restricted securities are generally presumed to be illiquid, it may be determined that a particular restricted security is liquid. Rule 144A under the 1933 Act establishes a safe harbor from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers. Institutional markets for restricted securities sold pursuant to Rule 144A in many cases provide both readily ascertainable values for restricted securities and the ability to liquidate an investment to satisfy share redemption orders. Such markets might include automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by NASDAQ. An insufficient number of qualified buyers interested in purchasing Rule 144A eligible restricted securities, however, could adversely affect the marketability of such portfolio securities and result in the Fund’s inability to dispose of such securities promptly or at favorable prices.

Political, Social And Economic Uncertainty. Social, political, economic and other conditions and events (such as natural disasters, epidemics and pandemics, terrorism, conflicts and social unrest) that occur from time to time will create uncertainty and may have significant impacts on issuers, industries, governments and other systems, including the financial markets, to which the Funds and the issuers in which they invest are exposed. As global systems, economies and financial markets are increasingly interconnected, events that once had only local impact are now more likely to have regional or even global effects. Events that occur in one country, region or financial market will, more frequently, adversely impact issuers in other countries, regions or markets, including in established markets such as the United States. These impacts can be exacerbated by failures of governments and societies to adequately respond to an emerging event or threat.

Uncertainty can result in or coincide with: increased volatility in the global financial markets, including those related to equity and debt securities, loans, credit, derivatives and currency; a decrease in the reliability of market prices and difficulty in valuing assets; greater fluctuations in currency exchange rates; increased risk of default (by both government and private issuers); further social, economic, and political instability; nationalization of private enterprises; greater governmental involvement in the economy or in social factors that impact the economy; greater, less or different governmental regulation and supervision of the securities markets and market participants and increased, decreased or different processes for and approaches to monitoring markets and enforcing rules and regulations by governments or self-regulatory organizations; limited, or limitations on the, activities of investors in such markets; controls or restrictions on foreign investment, capital controls and limitations on repatriation of invested capital; inability to purchase and sell assets or otherwise settle transactions (i.e., a market freeze); unavailability of currency hedging techniques; substantial, and in some periods extremely high, rates of inflation, which can last many years and have substantial negative effects on markets as well as the economy as a whole; recessions; and difficulties in obtaining and/or enforcing legal judgments.

Although it is impossible to predict the precise nature and consequences of these events, or of any political or policy decisions and regulatory changes occasioned by emerging events or uncertainty on applicable laws or regulations that impact the Funds’ investments, it is clear that these types of events will impact the Funds and the issuers in which they invest. The issuers in which the Funds invest could be significantly impacted by emerging events and uncertainty of this type and the Funds will be negatively impacted if the value of their portfolio holdings decrease as a result of such events and the uncertainty they cause. There can be no assurance that emerging events will not cause the Funds to suffer a loss of any or all of their investments or interest thereon. The Funds will also be negatively affected if the operations and effectiveness of the Adviser, Sub-Adviser, their affiliates, the issuers in which the Funds invest or their key service providers are compromised or if necessary or beneficial systems and processes are disrupted.

Cybersecurity Risk. As the use of technology has become more prevalent in the course of business, the Funds have become potentially more susceptible to operational and information security risks resulting from breaches in cybersecurity. A breach in cybersecurity refers to both intentional and unintentional cyber events from outside threat actors or internal resources that may, among other things, cause the Funds to lose proprietary information, suffer data corruption and/or destruction or lose operational capacity, result in the unauthorized release or other misuse of confidential information, or otherwise disrupt normal business operations. Cybersecurity breaches may involve unauthorized access to the Fund’s digital information systems (e.g., through “hacking,” malicious software coding, etc.), from multiple sources including outside attacks such as denial-of-service attacks (i.e., efforts to make network services unavailable to intended users) or (cyber extortion including exfiltration of data held for ransom and/or “ransomware” attacks that renders systems inoperable until ransom is paid) or insider actions. In addition, cybersecurity breaches involving the Fund’s third party service providers (including but not limited to advisers, administrators, transfer agents, custodians, vendors, suppliers, distributors and other third parties), trading counterparties or issuers in which the Funds invest can also subject the Funds to many of the same risks associated with direct cybersecurity breaches or extortion of company data. Moreover, cybersecurity breaches involving trading counterparties or issuers in which the Funds invest could adversely impact such counterparties or issuers and cause the Fund’s investment to lose value.

Cybersecurity failures or breaches may result in financial losses to the Funds and their shareholders. These failures or breaches may also result in disruptions to business operations, potentially resulting in financial losses; interference with the Fund’s ability to calculate its NAV, process shareholder transactions or otherwise transact business with shareholders; impediments to trading; violations of applicable privacy and other laws; regulatory fines; penalties; third party claims in litigation; reputational damage; reimbursement or other compensation costs; additional compliance and cybersecurity risk management costs and other adverse consequences. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future.

Like with operational risk in general, the Funds have established business continuity plans and risk management systems designed to reduce the risks associated with cybersecurity. However, there are inherent limitations in these plans and systems, including that certain risks may not have been identified, in large part because different or unknown threats may be unknown or emerge in the future. As such, there is no guarantee that such efforts will succeed, especially because the Funds do not directly control the cybersecurity systems of issuers in which the Funds may invest, trading counterparties or third party service providers to the Fund. Such entities have experienced cyber-attacks and other attempts to gain unauthorized access to systems from time to time, and there is no guarantee that efforts to prevent or mitigate the effects of such attacks will be successful. There is also a risk that cybersecurity breaches may not be detected. The Funds and their shareholders may suffer losses as a result of a cybersecurity breach related to the Fund, its service providers, trading counterparties or the issuers in which the Funds invest.

Temporary Defensive Position. Each Fund may hold up to 100% of its assets in cash or high quality short- term debt securities and money market instruments for temporary defensive purposes. A Fund will adopt a temporary defensive position when, in the opinion of the Sub-Adviser, such a position is more likely to provide protection against adverse market conditions than adherence to a Fund’s other investment policies. The types of high-quality instruments in which a Fund may invest for such purposes include money market mutual funds, money market securities (such as repurchase agreements) and securities issued or guaranteed by the United States Government or its agencies or instrumentalities, certificates of deposit, time deposits, and bankers’ acceptances of certain qualified financial institutions and corporate commercial paper, which at the time of purchase are rated at least within the “A” major rating category by S&P or the “Prime” major rating category by Moody’s Investor’s Service, Inc. (“Moody’s”), or, if not rated, issued by companies having an outstanding long-term unsecured debt issued rated at least “A” category by S&P or Moody’s.

Short Term Trading. Each Fund may engage in short term trading of securities and reserves full freedom with respect to portfolio turnover. In period where there are rapid changes in economic conditions and security price levels or when reinvestment strategy changes significantly, portfolio turnover may be higher than during times of economic and market price stability or when investment strategy remains relatively constant. A higher portfolio turnover rate may involve greater transaction costs, relative to other funds in general, and may have tax and other consequences.

Leverage. Each Fund may borrow money from a bank not to exceed 33 1/3% of total assets (including the proceeds of any such borrowing). However, such borrowing is permitted only in extraordinary circumstances such as to raise cash to fund redemptions. Leverage involves the borrowing of money to purchase securities. The use of borrowed money will incur interest charges and may have an adverse impact on a Fund’s performance. Although a Fund will only use leverage for extraordinary or emergency purposes, the use of leverage may increase the overall riskiness of a Fund’s portfolio. Typically, use of leverage will cause a Fund’s assets to increase more when portfolio assets increase in value and decrease more when portfolio assets decrease in value than if a Fund did not use leverage. Additionally, if securities values fall, a Fund may have to liquidate securities at a loss to pay off any borrowings.

Investment Restrictions

The FPA Queens Road Value Fund and FPA Queens Road Small Cap Value Fund have adopted certain investment restrictions. These restrictions are classified as either fundamental or non-fundamental. Fundamental restrictions, including each Fund’s investment objective, may not be changed without the affirmative vote of a majority of outstanding voting securities of the applicable fund. Non-Fundamental restrictions may be changed without a shareholder vote.. However, with regard to the non-fundamental policy of investing at least 80% of their net assets in the equity securities of value companies and small cap value companies, respectively, the FPA Queens Road Value Fund and FPA Queens Road Small Cap Value Fund will not change this policy without providing shareholders at least 60 days prior written notice.

In addition, as a diversified investment management company, each Fund intends to abide by the 1940 Act requirements that the Fund must have at least 75% of the value of its total assets represented by cash and cash items (including receivables), U.S. government securities, securities of other investment companies, and other securities for the purposes of this calculation limited in respect of any one issuer to an amount not greater in value than 5% of the value of the total assets of the Fund and to not more than 10% of the outstanding voting securities of such issuer.

For more information, see “Investment Objective and Principal Investment Strategies” and “Risk Factors” in each Fund’s prospectus.

Fundamental Restrictions

The fundamental investment restrictions with respect to each Fund are set forth below. Under these restrictions, each Fund may not:

(1)	issue senior securities as defined in the 1940 Act, except as permitted by that Act and the rules, regulations or pronouncements thereunder or as permitted by the Securities and Exchange Commission (the creation of general liens or security interests under industry practices for transactions in portfolio assets are not deemed to involve the issuance of senior securities);

(2)	underwrite or participate in the marketing of securities of other issuers, except (a) the Fund may, acting alone or in syndicates or groups, purchase or otherwise acquire securities of other issuers for investment, either from the issuers or from persons in a control relationship with the issuers or from underwriters of such securities; and (b) to the extent that, in connection with the disposition of the Fund’s securities, the Fund may be a selling shareholder in an offering or deemed to be an underwriter under certain federal securities laws;

(3)	make direct investments in real estate unless acquired as a result of ownership of securities or other instruments, although the Fund may purchase and sell other interests in real estate including securities which are secured by real estate, or securities of companies which make real estate loans or own, or invest or deal in, real estate;

(4)	invest in physical commodities or physical commodity contracts, except that investments in essentially financial items or arrangements such as, but not limited to, swap arrangements, hybrids, currencies, currency and other forward contracts, delayed delivery and when-issued contracts, futures contracts and options on futures contracts on securities, securities indices, interest rates and currencies shall not be deemed investments in commodities or commodities contracts;

(5)	lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this restriction does not apply to purchases of debt securities or repurchase agreements.

(6)	invest 25% or more of the value of its total assets in any one industry or group of industries, as determined by standard industry classification codes. However, the Funds are not obligated to sell excess securities when securities of a given industry come to constitute 25% or more of the value of a Fund’s total assets by reason of changes in value of either the concentrated securities or other securities, and

(7)	borrow money, including reverse repurchase agreements in so far as such agreements may be regarded as borrowings, except for borrowings from a bank and not in an amount in excess of 33 1/3% of the value of its total assets (including the proceeds of any such borrowings). A Fund will not make investments in securities when the outstanding borrowing exceeds 5% of the Fund’s total assets.

Non-Fundamental Restrictions

The following investment restrictions are non-fundamental and may be changed with respect to each Fund without shareholder approval. Under these restrictions, each Fund may not:

(1)	purchase any security or enter into a repurchase agreement if as a result more than 15% of its net assets would be invested in securities that are illiquid (including repurchase agreements not entitling the holder to payment of principal and interest within seven days);

(2)	engage in transactions in options except in connection with options on securities, securities indices, currencies and interest rates, and options on futures of securities, securities indices, currencies and interest rates;

(3)	purchase securities on margin or make short sales of securities or maintain a short position except for short sales “against the box” (for the purpose of this restriction, escrow or custodian receipts or letters, margin or safekeeping accounts, or similar arrangements used in the industry in connection with the trading of futures, options and forward commitments are not deemed to involve the use of margin);

(4)	purchase a security issued by another investment company, except to the extent permitted under the 1940 Act or any exemptive order from the SEC;

(5)	invest 10% or more of the value of its total assets in options. However, a Fund is not obligated to sell options when options come to constitute 10% or more of the value of the Fund’s total assets by reason of changes in value of either options or other securities; and

(6)	with regard to Fundamental Restriction (7) above – Such borrowing will only be made from a bank and for extraordinary or emergency purposes, such as permitting redemption requests to be honored.

Excluding the Funds’ restrictions regarding borrowing (Fundamental Restriction (7) above) and illiquid securities (Non-fundamental Restriction (1) above), any investment restriction or limitation which involves a maximum percentage of securities or assets shall not be considered to be violated unless an excess over the percentage occurs immediately after an acquisition of securities and such excess results therefrom. If events subsequent to a transaction result in a Fund exceeding the percentage limitation on illiquid securities, the Sub-Adviser will reduce the percentage of held in illiquid securities as soon as practical until the Fund is in compliance with that percentage limitation. If events subsequent to a transaction result in a Fund exceeding the percentage limitation on borrowings, the Sub-Adviser will reduce the percentage of borrowings within 3 days (not including Sundays or holidays or such longer period as the Commission may prescribe by rules and regulations) until the Fund is in compliance with that percentage limitation.

PORTFOLIO TURNOVER

The portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for a fiscal year by the average monthly value of the portfolio securities during such fiscal year. Securities maturing in one year or less at the time of acquisition are not included in this computation. The turnover rate for prior periods is shown in the Prospectus under the caption “Financial Highlights.” This rate may vary greatly from year to year as well as within a year depending on the amount of trading activity the portfolio managers deem appropriate in seeking to achieve the Fund’s investment objective, consistent with the Fund’s investment strategies described in the Prospectus and this SAI. A greater rate of portfolio turnover may be experienced during periods of marketplace volatility which necessitates more active trading. A higher portfolio turnover rate involves greater transaction costs to a Fund and may result in the realization of net capital gains which would be taxable to shareholders when distributed. The table below reflects each Fund’s portfolio turnover rate as a percentage of the average value of its respective portfolio.

	Portfolio Turnover Rate
Fund	Fiscal year ended May 31, 2026	Fiscal year ended May 31, 2025
FPA Queens Road Value Fund	0%	0%
FPA Queens Road Small Cap Value Fund	17%	15%

PORTFOLIO HOLDINGS DISCLOSURE

Each Fund provides a complete list of its holdings on a quarterly basis by filing the lists with the SEC on Form N-CSR (as of the end of the second and fourth quarters) and Form N-PORT (as of the end of the first and third quarters). Disclosures of the Funds’ complete portfolio holdings as of quarter-end on Form N-CSR and Exhibit F of Form N-PORT will be publicly available within 60 days after the end of the quarter. The Funds’ portfolio holdings information for the third month of each quarter filed on Form N-PORT will be made publicly available within 60 days after the end of such quarter. Shareholders may view the Funds’ Forms N-CSR and N-PORT on the SEC’s website at www.sec.gov. A list of the Funds’ quarter-end holdings is also available at https://fpa.com/funds and upon request on or about 15 days following each quarter end and remains available on the website until the list is updated in the subsequent quarter.

Occasionally, certain third parties—including the Funds’ service providers, third parties investing in the Funds in connection with liquidity programs designed to provide alternative liquidity sources for mutual funds when conducting normal business activities (“Liquidity Programs”), independent rating and ranking organizations, intermediaries that distribute the Funds’ shares, institutional investors and others—request information about the Funds’ portfolio holdings. The Board has approved policies and procedures relating to disclosure of the Funds’ portfolio holdings, which include measures for the protection of non-public portfolio holdings information, and which are designed to protect the interests of shareholders and to address potential conflicts of interest that could arise between the interests of a Funds’ shareholders, on the one hand, and those of the Adviser, on the other. The Funds’ general policy is to disclose portfolio holdings to third party service providers or other third parties only: (1) if legally required to do so; or (2) when a Fund believes there is a legitimate business purpose for the Fund to disclose the information and the recipient is subject to a duty of confidentiality, including a duty not to use the information to engage in any trading of the Fund’s holdings or Fund shares on the basis of nonpublic information. This duty of confidentiality may exist under law or may be imposed by contract. Confidentiality agreements must be consistent with the policies adopted by the Board. In situations where the Funds’ policies and procedures require a confidentiality agreement, persons and entities unwilling to execute an acceptable confidentiality agreement may only receive portfolio holdings information that has otherwise been publicly disclosed.

Each Fund may provide, at any time, portfolio holdings information to its service providers, such as the Fund’s investment adviser, transfer agent, custodian/fund accounting agent, administrator, financial printer, pricing services, auditors, counsel, and proxy voting services, as well as to state, federal, and non-U.S. regulators and government agencies, and as otherwise required by law or judicial process. Government entities and Fund service providers are generally subject to duties of confidentiality, including a duty not to trade on non-public information, imposed by law and/or contract.

From time to time, portfolio holdings information may be provided to broker-dealers, prime brokers, futures commission merchants or derivatives clearing merchants, in connection with the Funds’ portfolio trading activities; these counterparties may not be subject to a duty of confidentiality. In providing this information, reasonable precautions, including limitations on the scope of the portfolio holdings information disclosed, are taken to avoid potential misuse of the disclosed information.

The Adviser provides investment advice to clients other than the Funds that have investment objectives that may be substantially similar to those of the Funds. These clients also may have portfolios consisting of holdings substantially similar to those of the Funds and generally have access to current portfolio holding information for their accounts. These clients do not owe the Adviser or the Funds a duty of confidentiality with respect to disclosure of their portfolio holdings.

The Trust’s policies and procedures regarding disclosure of portfolio holdings information is implemented and overseen by the CCO of the Trust, subject to the oversight of the Board of Trustees. Periodic reports regarding these procedures will be provided to the Trust’s Board.

MANAGEMENT OF THE FUNDS

Trustees and Officers

The overall management of the business and affairs of the Trust is vested with its Board of Trustees (the “Board”). The Board approves all significant agreements between the Trust and persons or companies furnishing services to it, including the agreements with the Adviser, Sub-Adviser, Distributor, co-administrators, custodian and transfer agent. The day-to-day operations of the Trust are delegated to its officers, except that the Adviser and Sub-Adviser are responsible for making day-to-day investment decisions in accordance with each Fund’s investment objective, strategies, and policies, all of which are subject to general supervision by the Board.

Trustees serve until the next meeting of shareholders or until their successors are duly elected. Since shareholder meetings are not held each year, a Trustee’s term is indefinite in length. If a Trustee dies or resigns, a successor generally can be elected by the remaining Trustees. Each Trustee was last elected to the Board at a shareholder meeting held on June 1, 2023.

Sandra Brown, Robert F. Goldrich, and John P. Zader, are all of the Trustees of the Trust who are not “interested persons” of the Trust, as that term is defined in the 1940 Act (collectively, the “Independent Trustees”).

The Trustees and officers of the Trust, their years of birth and positions with the Trust, term of office with the Trust and length of time served, their business addresses and principal occupations during the past five years and other directorships held during the past five years are listed in the table below.

Name, Address(1) and Age	Position(s) with Trust	Term of Office and Length of Time Served	Principal Occupations During Past Five Years and Other Affiliations	Number of Portfolios in Fund Complex Overseen By Trustee(3)	Other Directorships Held By Trustee (4)
Independent Trustees

Sandra Brown Born 1955	Trustee	Unlimited; Since 2016	Consultant (2009 – present). Formerly, CEO and President of Transamerica Financial Advisers, Inc. (1999 – 2009); President, Transamerica Securities Sales Corp. (1998 – 2009); Vice President, Bank of America Mutual Fund Administration (1990 – 1998); Trustee of Bragg Capital Trust 2020 – 2023.	10	None
Robert F. Goldrich Born 1962	Trustee	Unlimited; Since 2022	President of WireFox LLC (2022 – present); SVP Strategies Initiative of CMW Strategies (2022 – 2024); President/CFO of the Leon Levy Foundation (2014 – 2022); Trustee of Bragg Capital Trust (2022 – 2023).	10	None
John P. Zader Born 1961	Trustee	Unlimited; Since 2023	Retired (June 2014 – present); Formerly, CEO, UMB Fund Services, Inc., a mutual fund and hedge fund service provider, (December 2006 – June 2014), a mutual fund and hedge fund service provider; President, Investment Managers Series Trust (2007 – 2014).	10	Investment Managers Series Trust II, a registered investment company (includes 273 portfolios) (2013-present).
Interested Trustees
Maureen Quill(2) Born 1963	Trustee and President	Unlimited; Since 2023	President of each FPA Fund (2023 – present); President, Investment Managers Series Trust (2019 – present); EVP/Executive Director Registered Funds (January 2018 – present). Formerly, Chief Operating Officer (June 2014 – January 2018), and Executive Vice President (January 2007 – June 2014), UMB Fund Services, Inc.; President, UMB Distribution Services (March 2013 – December 2020); Vice President, Investment Managers Series Trust (December 2013 – June 2014).	10	Investment Managers Series Trust, a registered investment company (includes 27 portfolios) (2019 – present)

(1)	The address for each Trustee is 235 West Galena Street, Milwaukee, Wisconsin 53212.

(2)	Ms. Quill is an “interested person” within the meaning of the 1940 Act by virtue of her affiliation with UMB Fund Services, LLC.

(3)	The Trust is comprised of multiple series managed by unaffiliated investment advisors. Each Trustee serves as Trustee of each series of the Trust. The term “Fund Complex” applies only to the series managed by the same investment advisor, as well as to Source Capital, a closed-end investment management company, to which the Trustees also serve as trustees. The Adviser serves as investment adviser to the (i) FPA Crescent Fund, (ii) FPA New Income Fund, (iii) FPA Flexible Fixed Income Fund, (iv) FPA Queens Road Small Cap Value Fund, (v) FPA Queens Road Value Fund, (vi) FPA Global Equity ETF, (vii) FPA Short Duration Government ETF, (viii) FPA Queens Road Value ETF, (ix) FPA Global Allocation ETF, and (x) Source Capital (collectively, the “FPA Funds”), which are offered in separate prospectuses. The FPA Funds do not hold themselves out as related to any other series within the Trust, for purposes of investment and investor services, nor do they share the same investment adviser with any other series.

(4)	“Other Directorships Held” includes only directorships of companies required to register or file reports with the SEC under the Securities Exchange Act of 1923, as amended (that is, “public companies”) or other investment companies registered under the 1940 Act.

Officers of the Trust

The following individuals serve as officers of the Trust.

Name, Address(1) and Year of Birth	Position with Trust	Year First Elected as Officer of the Trust	Principal Occupation(s) During the Past Five Years
Max Banhazl Born 1987	Vice President	2023	Vice President, Mutual Fund Administration, LLC (2012 – present); Managing Director, Marketing and Sales Director, Foothill Capital Management (2018 – 2022).
Korey Bauer Born 1989	Vice President	2023	Vice President/Business Development, Mutual Fund Administration, LLC (2022 – present); Chief Investment Officer, Managing Director, and Portfolio Manager of Foothill Capital Management (2018 – 2022); Portfolio Manager, AXS Investments, LLC (2020 – 2022).

Rita Dam Born 1966	Treasurer	2023	Co-Chief Executive Officer (2016 – present), and Vice President (2006 – 2015), Mutual Fund Administration, LLC; Treasurer and Assistant Secretary, Investment Managers Series Trust (December 2007 – present); Co-President, Foothill Capital Management, LLC, a registered investment advisor (2018 – 2022).

Diane Drake Born 1967	Secretary	2023	Senior Counsel, Mutual Fund Administration, LLC (October 2015 – present); Chief Compliance Officer, Foothill Capital Management, LLC, a registered investment advisor (2018 – 2019).
Martin Dziura Born 1959	Chief Compliance Officer	2023	Principal, Dziura Compliance Consulting, LLC (October 2014 - present).

(1)	The address for each officer is 235 West Galena Street, Milwaukee, Wisconsin 53212.

Leadership Structure and Responsibilities of the Board and its Committees. The Board has general oversight responsibility with respect to the Fund’s business and affairs. Although the Board has delegated day-to-day oversight to the Adviser, all Fund operations are overseen by the Board, which meets at least quarterly. The Board is currently composed of five Trustees, three of whom are each not an “interested person” of the Fund, as that term is defined in the 1940 Act (each an “Independent Trustee”). The Board holds executive sessions (with and without partners and/or employees of the Adviser) in connection with its regularly scheduled Board meetings. The Independent Trustees have retained “independent legal counsel” as defined in the rules under the 1940 Act.

The Board has appointed an Independent Trustee to serve in the role of Chairman. The Chairman’s responsibilities include presiding at all meetings of the Board, working with the President to set the agenda for meetings and serving as liaison among the other Trustees and with Trust officers and management personnel.

The Board periodically reviews its leadership structure, including the role of the Chairman. The Board also conducts an annual self- assessment during which it reviews its leadership and Committee structure and considers whether its structure remains appropriate in light of the Fund’s current operations, among other matters. The Board believes that its leadership structure, including the current percentage of the Board who are Independent Trustees, is appropriate given its specific characteristics.

The Board is comprised of individuals with considerable and varied business experiences, backgrounds, skills, and qualifications who collectively have a strong knowledge of business and financial matters and are committed to helping each Fund achieve its investment objective while acting in the best interests of the Fund’s shareholders. Several members of the Board have had a long and continued service with the Fund. As noted in the table above, the Trustees bring a variety of experiences and qualifications through their business backgrounds in the fields of consulting and strategic planning, education, corporate management, and investment management. The Board believes that each particular Trustee’s financial and business experience gives him or her the qualifications and skills to serve as a Trustee. Notwithstanding the accomplishments noted above, none of the members of the Board is considered an “expert” within the meaning of the federal securities laws with respect to the information in the Fund’s registration statement.

Day-to-day management of the Fund, including risk management, is the responsibility of the Adviser, which is responsible for managing all Fund operations and the Fund’s risk management processes. The Board oversees the processes implemented by the Adviser, Sub- Adviser and other service providers to manage relevant risks and considers risk management issues as part of its responsibilities throughout the year at regular meetings. The Audit Committee also considers risk management issues affecting the Fund’s financial reporting and controls at its regular meetings throughout the year. The Adviser and other service providers prepare regular reports for Board and Audit Committee meetings that address a variety of risk-related matters, and the Board as a whole or the Audit Committee may also receive special written reports or presentations on a variety of risk issues at their request. For example, the portfolio manager of the Funds meets regularly with the Board to discuss portfolio performance, including investment risk trading, and the impact on the Funds’ investments in particular securities. The Adviser also prepares reports for the Board regarding various issues, including valuation and liquidity.

Not all risks that may affect the Funds can be identified or processes and controls developed to eliminate or mitigate their effect. Moreover, it is necessary to bear certain risks (such as investment-related risks) to achieve the Fund’s objectives. As a result of the foregoing and other factors, the ability of the Funds service providers to eliminate or mitigate risks is subject to limitations.

The Board has also appointed a chief compliance officer (“CCO”) for the Fund. The CCO reports directly to the Board and participates in the meetings of the Board. The Independent Trustees meet quarterly in executive session with the CCO, and the CCO prepares and presents periodic compliance reports, which update compliance activities to date and results thereon. Additionally, the CCO presents an annual written report to the Board evaluating and reporting on the Fund’s compliance policies and procedures.

Committees of the Board.

The Board has an Audit Committee and a Nominating and Governance Committee (“Nominating Committee”). The responsibilities of each committee are described below.

The Audit Committee is comprised of all of the Independent Trustees. The Committee makes recommendations to the Board concerning the selection of the Funds’ independent registered public accounting firm and reviews with such firm the results of the annual audit, including the scope of auditing procedures, the adequacy of internal controls, and compliance by the Funds with the accounting, recording and financial reporting requirements of the 1940 Act. The Audit Committee is expected to meet at least twice a year with respect to each series of the Trust. The Audit Committee met four times during the fiscal year ended May 31, 2026.

The Nominating Committee is comprised of all of the Independent Trustees. The Committee recommends to the full Board nominees for election as Trustees of the Funds to fill the vacancies on the Board, when and as they occur. The Committee periodically reviews such issues as the Board’s composition and compensation and other relevant issues, and recommends any appropriate changes to the full Board. While the Committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholders’ suggestions of persons to be considered as nominees to fill future vacancies on the Board. Such suggestions must be sent in writing to the Nominating Committee of the Fund, in care of the Fund’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee along with a written consent of the prospective nominee for consideration of their name by the Committee. The determination of nominees recommended by the Committee is within the full discretion of the Committee, and a final selection of nominees is within the sole discretion of the Board. Therefore, no assurance can be given that any persons recommended by shareholders will be nominated as Trustees. The Nominating Committee met once during the fiscal year ended May 31, 2026.

The Nominating Committee is responsible for searching for Trustee candidates that meet the evolving needs of the Board. Trustee candidates must have the highest personal and professional ethics and integrity. Additional criteria weighed by the Nominating Committee in the Trustee identification and selection process include the relevance of a candidate’s experience in investment company and/or public company businesses, enterprise or business leadership and managerial experience, broad economic and policy knowledge, the candidate’s independence from conflicts of interest or direct economic relationship with the Fund, financial literacy and knowledge, and the candidate’s ability and willingness to devote the proper time to prepare for, attend and participate in discussions in meetings. The Committee also takes into account whether a candidate satisfies the criteria for independence under the rules and regulations of the 1940 Act, and if a nominee is sought for service on the Audit Committee, the financial and accounting expertise of a candidate, including whether the candidate would qualify as an Audit Committee financial expert. While the Nominating Committee does not have a formal policy regarding diversity on the Board, consideration is given to nominating persons with different perspectives and experience to enhance the deliberation and decision-making processes of the Board.

Trustee Compensation. The Funds typically pays each Independent Trustee an annual retainer, as well as fees for attending meetings of the Board and its Committees. Board and Committee chairs receive additional fees for their services. No pension or retirement benefits are accrued as part of Fund expenses. Each such Independent Trustee is also reimbursed for out-of-pocket expenses incurred as a Trustee. No other entity affiliated with the Trust pays any compensation to the Trustees.

Effective January 1, 2026, each Independent Trustee receives a fixed annual retainer of $195,000, payable in equal quarterly increments; $6,000 for each special in-person meeting attended; and $2,500 for each other special meeting attended by videoconference or teleconference at which Board action is taken and/or materials were prepared for review.  In addition, Mr. Zader will receive an additional annual retainer of $50,000 for serving as Chair of the Board; Ms. Brown will receive an additional annual retainer of $20,000 for serving as Chair of the Audit Committee; and Mr. Goldrich will receive an additional annual retainer of $20,000 for serving as Chair of the Nominating Committee.

The Trust has no pension or retirement plan. No other entity affiliated with the Trust pays any compensation to the Trustees.

The Trustees may elect to defer payment of their compensation from the Funds pursuant to the Trust’s non-qualified Deferred Compensation Plan for Trustees which permits the Trustees to defer receipt of all or part of their compensation from the Trust. Amounts deferred are deemed invested in shares of one or more series of the Trust, as selected by the Trustee from time to time. A Trustee’s deferred compensation account will be paid in cash at such times as elected by the Trustee, subject to certain mandatory payment provisions in the Deferred Compensation Plan. Deferral and payment elections under the Deferred Compensation Plan are subject to strict requirements for modification.

Ms. Quill is not compensated for her service as Trustee because of her affiliation with UMB Fund Services, Inc.. Officers of the Trust are not compensated by the Funds for their services.

	Sandra Brown, Independent Trustee and Audit Committee Chair	Robert F. Goldrich, Independent Trustee and Nominating Committee Chair	John P. Zader, Independent Trustee and Chairperson
FPA Queens Road Small Cap Value Fund[1,3]	$13,846	$13,846	$15,468
FPA Queens Road Value Fund[1,3]	$10,021	$10,021	$11,193
Pension or Retirement Benefits Accrued as Part of Fund’s Expenses[3]	None	None	None
Estimated Annual Benefits Upon Retirement	None	None	None
Total Compensation from Fund Complex Paid to Trustees[1,2,3]	$175,833	$175,833	$197,333

[1]	For the fiscal year ended May 31, 2026.

[2]	There are currently multiple portfolios comprising the Trust. Total compensation from the Fund Complex also includes compensation for serving as a Trustee of Source Capital. The FPA Funds do not hold themselves out as related to any other series within the Trust, for purposes of investment and investor services. For the fiscal year ended May 31, 2026, the aggregate Independent Trustees’ fees for the Trust were $549,000.

[3]	As of the fiscal year ended May 31, 2026, the total amount of deferred compensation payable to Mr. Zader that deferred his compensation was $162,108.

Fund Shares Owned by Trustees. The following table sets forth the dollar range of equity securities beneficially owned by each Trustee in the Funds and in all of the portfolios of the Trust and Source Capital (which for each Trustee comprise all registered investment companies within the family of investment companies overseen by him or her), as of December 31, 2025.

Name of Trustee	Dollar Range of Equity Securities in the FPA Queens Road Small Cap Value Fund ($)	Dollar Range of Equity Securities in the FPA Queens Road Value Fund ($)	Ownership in Fund Complex
Sandra Brown, Independent Trustee	None	None	$10,001 - $50,000
Robert F. Goldrich, Independent Trustee	None	None	None
John P. Zader, Independent Trustee	None	None	Over $100,000[1]
Maureen Quill, Interested Trustee	None	None	None

1 John Zader elected to defer payment of his compensation from the Fund under the Fund’s non-qualified Deferred Compensation Plan for Trustees under which trustees may defer receipt of all or part of their compensation from the Fund. As of the fiscal year ended December 31, 2025, the total amount of deferred compensation payable to Mr. Zader was $133,663.

Code of Ethics. The Trust, the Adviser, and the Sub-Adviser have each adopted Codes of Ethics under Rule 17j-1 of the 1940 Act. These Codes of Ethics are designed to prevent officers and/or employees who may have access to nonpublic information about the trading activities of the Funds (access persons) from profiting from that information.

The Adviser’s Code of Ethics outlines policies and procedures designed to detect and prevent conflicts of interest relating to personal trading by employees and to ensure that FPA effects transactions for clients in a manner consistent with its fiduciary duty and in accordance with applicable laws. The Adviser’s Code of Ethics prohibits FPA employees from purchasing securities (with certain limited exceptions) that are held in any client account or are under active consideration for purchase or sale by any client account. Included in this prohibition are all equivalent and/or related securities, based on the issuer. In addition, all employees are prohibited from trading, either personally or on behalf of others, on material nonpublic information or communicating material nonpublic information to others in violation of the law. Various procedures have been adopted under the Adviser’s Code of Ethics including the requirement to pre-clear all applicable transactions. Additional restrictions relating to short-term trading and purchases of initial public offerings are also defined in the Adviser’s Code of Ethics and applicable to all employees. This requirement does not apply to 401(k) investments and month-end direct payroll deductions into the mutual funds managed by the Adviser, nor does it apply to money market funds, bankers’ acceptances, bank certificates of deposit, or commercial paper. The Sub-Adviser has adopted a Code of Ethics pursuant to the requirements of the 1940 Act. Under the Sub-Adviser Code of Ethics, personnel are allowed to engage in personal securities transactions only in accordance with certain conditions relating to such person’s position, the identity of the security, the timing of the transaction, and other similar factors. Transactions in securities held by the Funds are permitted, subject to compliance with the Code of Ethics.

CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS

The following table lists the control persons of each Fund as of August 31, 2026. A control person is one who owns beneficially or through controlled companies more than 25% of the voting securities of a Fund or acknowledges the existence of control.1 Shareholders with a controlling interest could affect the outcome of voting or the direction of management of a Fund.

Control Persons	Jurisdiction	% of Total Outstanding Shares of the Fund as of August 31, 2026
FPA Queens Road Value Fund
Pershing LLC Jersey City, NJ 07303	New Jersey	57.66%

[1]	The Fund has no information regarding the beneficial owners of Fund shares owned through accounts with financial intermediaries.

The following table lists the principal shareholders of each Fund as of August 31, 2026. The principal shareholders are holders of record of 5% or more of the outstanding shares of the indicated classes of the Funds, including the listed shareholders that are financial intermediaries.1

Principal Shareholders	% of Total Outstanding Shares of the Class as of August 31, 2026
FPA Queens Road Value Fund
Pershing LLC Jersey City, NJ 07303	57.66%
National Financial Services LLC Jersey City, NJ 07310	12.41%
Charles Schwab & Co., Inc. San Francisco, CA 94105	12.41%
LPL Financial San Diego, CA 92150	10.01%
FPA Queens Road Small Cap Value Fund – Advisor Class
American Enterprise Investment SVC Minneapolis, MN 55402	53.78%
FPA Queens Road Small Cap Value Fund – Investor Class
Charles Schwab & Co., Inc. San Francisco, CA 94105	51.47%
National Financial Services LLC Jersey City, NJ 07310	30.88%
Pershing LLC Jersey City, NJ 07303	6.16%
FPA Queens Road Small Cap Value Fund – Institutional Class
Charles Schwab & Co., Inc. San Francisco, CA 94105	22.33%
Pershing LLC Jersey City, NJ 07303	7.09%
Wells Fargo Clearing LLC Saint Louis, MO 63103	6.74%
Raymond James Saint Petersburg, FL 33716	5.44%

[1]	The Fund has no information regarding the beneficial owners of Fund shares owned through accounts with financial intermediaries.

As of August 31, 2026, the Trustees and officers of the Trust as a group owned less than 1% of the outstanding shares of each Fund. Furthermore, neither the Independent Trustees, nor members of their immediate families, own securities beneficially or of record in the Advisor, the Sub-Advisor, the Funds’ distributor, Distribution Services, LLC (the “Distributor”), or any of their respective affiliates.

INVESTMENT ADVISORY AND OTHER SERVICES

Investment Adviser. First Pacific Advisors, LP, together with its predecessor organizations, has been in the investment advisory business since 1954 and has served as the Funds’ investment adviser since November 1, 2020. As of June 30, 2026, the Adviser manages assets of approximately $34.2 billion and serves as the investment adviser for other investment companies, as well as institutional, sub-advised and private fund accounts. As of December 31, 2025, the personnel of First Pacific Advisors, LP consists of 20 persons engaged full time in portfolio management or investment research in addition to 57 persons engaged full time in trading, administrative, sales, client service, financial, legal, compliance or clerical activities. FPA is a privately owned limited partnership. FPA GP is the general partner of FPA. Steven Romick has a controlling interest in FPA.

The Trust has entered into a Unified Investment Advisory Agreement dated July 28, 2023 (“Advisory Agreement”), with the Adviser pursuant to which the Adviser provides investment advisory and management services for the Funds. The Adviser is authorized, subject to the control of the Board, to determine which securities are to be bought or sold by the Funds and in what amounts. The Adviser also provides, or arranges for and supervises the provision of, certain other services related to the day-to-day operations of the Funds that are necessary or appropriate for it to operate as an open-end investment company. The Advisory Agreement also requires the Adviser to oversee the investments made by the sub-adviser(s) on behalf of each Fund, subject to the ultimate supervision and direction of the Board of Trustees.

Other than the expenses the Adviser specifically assumes under the Advisory Agreement, each Fund bears all costs of its operation. These costs include: all costs and expenses incident to the public offering of securities of the Funds, including those relating to the issuance and registration of its securities under the 1933 Act, and any filings required under state securities laws and any fees payable in connection therewith; the charges and expenses of any custodian appointed by the Funds for the safekeeping of the cash, portfolio securities and other property of the Funds; the charges and expenses of independent accountants; the charges and expenses of stock transfer and dividend disbursing agent or agents and registrar or registrars appointed by the Funds; the charges and expenses of any accounting or sub- accounting agent appointed by the Trust and/or the Funds to provide accounting services; brokerage commissions, dealer spreads, and other costs incurred in connection with proposed or consummated portfolio securities transactions of the Funds; all taxes, including securities issuance and transfer taxes, and corporate fees payable by the Trust to federal, state, local or other governmental agencies; the cost and expense of printing and issuing certificates representing securities of the Trust; fees involved in registering and maintaining registrations of the Trust under the 1940 Act; all expenses of shareholders’ and trustees’ meetings, and of preparing, printing and mailing proxy, prospectuses and statements of additional information of the Funds or other communications for distribution to existing shareholders; fees and expenses of Trustees who are not officers or employees of the Adviser; all fees and expenses incident to the Funds’ dividend reinvestment plan, to the extent applicable; charges and expenses of legal counsel to the Independent Trustees and to the Trust; charges and expenses of legal counsel related to a transaction for the benefit of the Funds; trade association dues; interest payable on Fund borrowings; any shareholder relations expense; premiums for a fidelity bond and any errors and omissions insurance maintained by the Funds; and any other ordinary or extraordinary expenses (including litigation expenses not incurred in the Funds’ ordinary course of business) incurred by the Funds in the course of its business.

As described in the Prospectus, each Fund pays the Adviser a management fee based on the net assets of the Fund. The following table illustrates the fee structure. The fees are expressed as a percentage of each Fund’s average daily net assets.

Net Assets	FPA Queens Road Value Fund Management Fee	FPA Queens Road Small Cap Value Fund Management Fee
$0 - $50,000,000	0.95%	0.75%
Greater than $50,000,000	0.95%	0.65%

The Advisory Agreement provides that the Adviser does not have any liability to the Funds or any of their shareholders for any error of judgment, any mistake of law or any loss a Fund suffers in connection with matters related to the Advisory Agreement, except for liability resulting from willful misfeasance, bad faith or negligence on the part of the Adviser or the reckless disregard of its duties under the Advisory Agreement.

The Advisory Agreement as it applies to the Funds has an initial term of two years and thereafter is renewable annually if specifically approved each year (a) by the Board or by the vote of a majority (as defined in the 1940 Act) of the Fund’s outstanding voting securities and (b) by the vote of a majority of the Trust’s Trustees who are not parties to the Advisory Agreement or interested persons (as defined in the 1940 Act) of any such party, by votes cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement has been approved by the Board and a majority of the Fund’s Trustees who are not parties to the Advisory Agreement or interested persons of any such party (as defined in the 1940 Act). The Advisory Agreement may be terminated without penalty with respect to a Fund by the Board, or the vote of a majority (as defined in the 1940 Act) of the Fund’s outstanding voting securities on 60 days’ written notice to the Adviser. The Advisory Agreement automatically terminates in the event of its assignment (as defined in the 1940 Act).

The Adviser has contractually agreed to waive management fees and to reimburse the FPA Queens Road Value Fund for Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage fees and commissions payable by the Fund in connection with the purchase or sale of portfolio securities, fees and expenses of other funds in which the Fund invests, and extraordinary expenses, including litigation expenses not incurred in the Fund’s ordinary course of business) in excess of, in the aggregate, per annum, 0.73% of the FPA Queens Road Value Fund’s average daily net assets for the period October 1, 2026 through September 30, 2027. This agreement may only be terminated earlier by the Fund’s Board of Trustees or upon termination of the Advisory Agreement. Amounts waived or reimbursed in a particular contractual period may be recouped by the Adviser.

Investment Sub-Adviser. The Funds’ sub-adviser, Bragg Financial Advisors, Inc., is registered with the SEC as an investment adviser under the Investment Advisors Act of 1940. BFA is owned by Benton Bragg, John Bragg, Phillip Bragg, and Steve Scruggs.

The Sub-Adviser acts as investment sub-adviser to the Funds pursuant to an Investment Sub-Advisory Agreement dated July 28, 2023 (the “Sub-Advisory Agreement”). This Sub-Advisory Agreement continues in effect for two years after its initial effectiveness and will continue from year to year as long as it is approved at least annually by both (i) a vote of the majority of the Trustees or a majority of the outstanding voting securities of the Funds (as defined by the 1940 Act), and (ii) a vote of the majority of the Trustees who are not parties to the Sub-Advisory Agreement or “interested persons” of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Sub-Advisory Agreement may be terminated by a Fund upon 60 days’ notice to the Sub- Adviser, and by the Sub-Adviser upon 90 days’ notice to a Fund. The Sub-Advisory Agreement cannot be assigned, and automatically terminates in the event of assignment. A transaction that does not result in a change of actual control or management of an adviser is not deemed an assignment, as provided by the 1940 Act.

Subject to the supervision and direction of the Adviser and the Board of Trustees, the Sub-Adviser manages each Fund’s portfolio in accordance with the stated policies of the Fund. As described in the Prospectus, the Adviser pays the Sub-Adviser a sub-advisory fee based on the net assets of the Fund.

Advisory Fees Paid.

For the fiscal years ended May 31, 2026, May 31, 2025, and May 31, 2024, the Funds paid the following advisory fees:

Fiscal Year	Gross Advisory Fees Earned by the Adviser	Advisory Fees Waived	Net Fees Earned by the Adviser
FPA Queens Road Small Cap Value Fund
For the fiscal year ended May 31, 2026	$7,179,100	$0	$7,179,100
For the fiscal year ended May 31, 2025	$5,204,420	$0	5,204,420
For the fiscal year ended May 31, 2024[1]	$4,196,098	$0	4,196,098
FPA Queens Road Value Fund
For the fiscal year ended May 31, 2026	$500,505	$363,951	$136,554
For the fiscal year ended May 31, 2025	$476,269	$352,543	123,726
For the fiscal year ended May 31, 2024[1]	$349,533	$349,533	0

1 Prior to July 28, 2023, fees were paid to the respective predecessor fund.

Shareholder Service Plan

The Board has adopted, on behalf of the Funds, a Shareholder Service Plan (the “Service Plan”) under which the Adviser will provide, or arrange for others (such as banks, trust companies, broker-dealers and other financial intermediaries (each, a “Service Organization”)) to provide, certain specified non- distribution shareholder servicing functions for Fund shares owned by its respective customers, including but not limited to (a) establishing and maintaining accounts and records relating to customers who invest in the Funds; (b) aggregating and processing orders involving Fund shares; (c) processing dividend and other distribution payments from the Funds on behalf of customers; (d) preparing tax reports or forms on behalf of customers; (e) forwarding communications from the Funds; (f) providing sub-accounting with respect to shares for the Funds; (g) providing customers with a service that invests the assets of their accounts in Fund shares pursuant to specific or pre-authorized instructions; and (h) providing such other similar services as the Adviser may reasonably request to the extent it or a Service Organization is permitted to do so under applicable statutes, rules or regulations. The FPA Queens Road Small Cap Value Fund will pay the Service Organizations at an annual rate of up to 0.10%, 0.15%, and 0.25% attributable to the Institutional Class, Advisor Class, and Investor Class shares of the Fund’s average daily net assets, respectively, payable monthly. The FPA Queens Road Value Fund will pay the Service Organizations at an annual rate of up to 0.25% attributable shares of the Fund’s average daily net assets, payable monthly. The amount paid by a Fund to any Service Organization may be expressed in terms of a dollar amount per shareholder account in the Fund held by clients of the Service Organization, and/or in terms of percentage of the net assets of such accounts. For the fiscal year ended May 31, 2026, the FPA Queens Road Small Cap Value Fund paid $720,366, $66,671, and $282,007 in shareholder servicing fees for the Institutional Class, Advisor Class, and Investor Class Shares, respectively. For the fiscal year ended May 31, 2026, the FPA Queens Road Value Fund paid $45,540 in shareholder servicing fees.

Principal Underwriter. Distribution Services, LLC, a wholly owned subsidiary of Foreside Financial Group, LLC (d/b/a ACA Group), is the distributor (also known as the principal underwriter) of the shares of the Fund and is located at 190 Middle Street, Suite 301, Portland, Maine 04101. The Distributor is a registered broker-dealer and is a member of FINRA. The Distributor is not affiliated with the Trust, the Adviser, or any other service provider for the Fund.

Under a Distribution Agreement with the Trust (the “Distribution Agreement”), the Distributor acts as the agent of the Trust in connection with the continuous offering of shares of the Fund. The Distributor continually distributes shares of the Fund on a commercially reasonable efforts basis. The Distributor has no obligation to sell any specific quantity of Fund shares. The Distributor and its officers have no role in determining the investment policies or which securities are to be purchased or sold by the Trust.

The Distributor may enter into agreements with selected broker-dealers, banks or other financial intermediaries for distribution of shares of the Fund. With respect to certain financial intermediaries and related fund “supermarket” platform arrangements, the Fund and/or the Adviser, rather than the Distributor, typically enter into such agreements. These financial intermediaries may charge a fee for their services and may receive shareholder service or other fees from parties other than the Distributor. These financial intermediaries may otherwise act as processing agents and are responsible for promptly transmitting purchase, redemption and other requests to the Fund. Investors who purchase shares through financial intermediaries will be subject to the procedures of those intermediaries through which they purchase shares, which may include charges, investment minimums, cutoff times and other restrictions in addition to, or different from, those listed herein. Information concerning any charges or services will be provided to customers by the financial intermediary through which they purchase shares. Investors purchasing shares of the Fund through financial intermediaries should acquaint themselves with their financial intermediary’s procedures and should read the Prospectus in conjunction with any materials and information provided by their financial intermediary. The financial intermediary, and not its customers, will be the shareholder of record, although customers may have the right to vote shares depending upon their arrangement with the financial intermediary. The Distributor does not receive compensation from the Fund for its distribution services except the distribution/service fees with respect to the shares of those classes for which a Rule 12b-1 distribution plan is effective. The Adviser pays the Distributor a fee for certain distribution-related services.

The Distribution Agreement has an initial term of up to two years and will continue in effect only if such continuance is specifically approved at least annually by the Board or by vote of a majority of the Fund’s outstanding voting securities in accordance with the 1940 Act. The Distribution Agreement is terminable without penalty by the Trust on behalf of the Fund on no less than 60 days’ written notice when authorized either by a vote of a majority of the outstanding voting securities of the Fund or by vote of a majority of the members of the Board who are not “interested persons” (as defined in the 1940 Act) of the Trust and have no direct or indirect financial interest in the operation of the Distribution Agreement, or by the Distributor, and will automatically terminate in the event of its “assignment” (as defined in the 1940 Act). The Distribution Agreement provides that the Distributor shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the performance of the Distributor’s obligations and duties under the Distribution Agreement, except a loss resulting from the Distributor’s willful misfeasance, bad faith or gross negligence in the performance of such duties and obligations, or by reason of its reckless disregard thereof.

Pursuant to the Distribution Agreement, should any amounts be retained by the Distributor, such amounts would not be held for profit by the Distributor, but instead would be used solely for distribution-related expenditures.

Co-Administrators. UMB Fund Services, Inc. (“UMBFS”), 235 West Galena Street, Milwaukee, Wisconsin 53212, and Mutual Fund Administration, LLC (“MFAC”), 2220 E. Route 66, Suite 226, Glendora, California 91740 (together, the “Co- Administrators”), serve as the co-administrators to the Fund Complex. Under the administration agreement, the Co-Administrators are generally responsible for managing the administrative affairs of each Fund. As compensation for its administrative services, each FPA Fund pays the Co-Administrators tiered asset based fees, calculated based on a percentage of its average daily net assets, subject to certain minimums and out of pocket reimbursements.

The Funds paid the following co-administration fees for the period(s) indicated:

Co-Administration Fees ($)[1]
FPA Queens Road Small Cap Value Fund
For the fiscal year ended May 31, 2026	$238,280
For the fiscal year ended May 31, 2025	$160,154
For the period July 28, 2023[2] through May 31, 2024	$259,758

FPA Queens Road Value Fund
For the fiscal year ended May 31, 2026	$67,850
For the fiscal year ended May 31, 2025	$57,580
For the period July 28, 2023[2] through May 31, 2024	$63,214

1 Includes Fund Administration, Accounting, Transfer Agent and Custody fees.

2 Prior to the July 28, 2023, fees were paid to the predecessor administrator.

Transfer Agent. Pursuant to a transfer agent agreement, UMB Fund Services, Inc., located at 235 West Galena Street, Milwaukee, Wisconsin 53212, serves as transfer agent for each Fund.

Custodian. Pursuant to a custodian agreement, UMB Bank, n.a., located at 928 Grand Boulevard, Kansas City, Missouri 64106, serves as the primary custodian of each Fund’s assets.

Independent Registered Public Accounting Firm. Tait, Weller & Baker LLP (“Tait Weller”), Two Liberty Place, 50 S. 16th Street, Suite 2900, Philadelphia, Pennsylvania 19102-2529, is the independent registered public accounting firm for the Fund. Its services include auditing the Fund’s financial statements and the performance of related tax services.

Legal Counsel. Morgan, Lewis & Bockius LLP (“Morgan Lewis”), 600 Anton Boulevard, Suite 1800, Costa Mesa, California 92626, serves as legal counsel to the Trust and the Independent Trustees.

PORTFOLIO MANAGER

Other Accounts* Managed by Portfolio Manager. As of May 31, 2026, information on other accounts managed by the Funds’ portfolio managers is as follows:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)
Steven H. Scruggs	0	$0	0	$0	0	$0
Benjamin Mellman	0	$0	0	$0	0	$0

	Number of Accounts with Advisory Fee Based on Performance
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)
Steven H. Scruggs	0	$0	0	$0	0	$0
Benjamin Mellman	0	$0	0	$0	0	$0

* Other accounts include separate accounts and high net worth individual accounts.

Potential Conflicts of Interest. The fact that the Portfolio Manager may have day-to-day management responsibility for more than one client account may create actual, potential or only apparent conflicts of interest. For example, the Portfolio Manager may have an opportunity to purchase securities of limited availability. In this circumstance, the Portfolio Manager is expected to review each account’s investment guidelines, restrictions, tax considerations, cash balances, liquidity needs and other factors to determine the suitability of the investment for each account and to ensure that his or her managed accounts are treated equitably. The Portfolio Manager may also decide to purchase or sell the same security for multiple managed accounts at approximately the same time. The Portfolio Manager may allocate securities in a manner other than pro-rata if it determines that the allocation is fair and equitable under the circumstances and does not discriminate against any account.

Finally, conflicts of interest may arise when the Portfolio Manager personally buys, holds or sells securities held or to be purchased or sold for a Fund or other client account or personally buys, holds or sells the shares of one or more of the Funds. To address this, the Funds have adopted a written Code of Ethics designed to prevent and detect personal trading activities that may interfere or conflict with client interests (including Fund shareholders’ interests). A copy of the Code of Ethics is available free of charge by calling toll free 1-800-638-3060.

The Funds have adopted certain compliance procedures which are designed to address the above-described types of conflicts. However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.

Compensation.

Base Salary. Each Portfolio Manager is paid a base salary plus bonuses based on the operating profit of the respective Fund(s). In setting the base salary, the Sub-Adviser seeks to be competitive in light of the Portfolio Manager’s experience and responsibilities.

Performance Bonus. The Portfolio Managers are paid a discretionary performance bonus based on the performance of the firm. The amount, nature and timing of the performance bonus are made at the discretion of the owners of the Sub-Adviser.

Additionally, the Portfolio Manager may receive distributions of the Sub-Adviser’s profits to the extent that the Portfolio Manager is a shareholder of the Sub-Adviser. Steven H. Scruggs is a Portfolio Manager and shareholder of the Sub-Adviser.

Portfolio Manager(s) Fund Ownership. As of May 31, 2026, the Portfolio Manager owned shares of the Funds as set forth in the table below.

Dollar Range of Equity Securities in the Funds
Name of Portfolio Manager	FPA Queens Road Small Cap Value Fund	FPA Queens Road Value Fund
Steven H. Scruggs	Over $1,000,000	Over $1,000,000
Benjamin Mellman	Over $1,000,000	None

BROKERAGE ALLOCATION AND OTHER PRACTICES

Portfolio Transactions. Decisions to buy and sell securities for the Funds are made by the Sub-Adviser. Portfolio security transactions for the Funds are effected by or under the supervision of the Sub-Adviser.

Transactions on stock exchanges involve the payment of negotiated brokerage commissions. There is generally no stated commission in the case of securities traded in the over-the-counter markets, but the price of those securities includes an undisclosed commission or markup. The cost of securities purchased from underwriters includes an underwriting commission or concession, and the prices at which securities are purchased from and sold to dealers include a dealer’s markup or markdown.

In executing portfolio transactions and selecting brokers and dealers, it is each Fund’s policy to seek the best overall terms available. In assessing the best overall terms available for any transaction, the Sub-Adviser shall consider the factors it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer, and the reasonableness of the commission, if any, for the specific transaction and on a continuing basis. In addition, the Advisory Agreement authorizes the Sub-Adviser to pay a higher commission than is charged by other broker- dealers if the Sub-Adviser determines in good faith that the commission is reasonable in relation to the value of the brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934) provided to the Fund.

The Board of Trustees will periodically review the commissions paid by the Funds to determine if the commissions paid over representative periods of time were reasonable in relation to the benefits inuring to the Funds. It is possible that certain of the services received will primarily benefit one or more other accounts for which investment discretion is exercised. Conversely, the Funds may be the primary beneficiary of services received as a result of portfolio transactions effected for other accounts. The Sub-Adviser’s fee under the Advisory Agreement is not reduced by reason of the Sub-Adviser’s receiving such brokerage and research services.

Although investment decisions for the Funds are made independently from those of the other accounts managed by the Sub-Adviser, investments of the kind made by the Funds may also be made by those other accounts. When a Fund and one or more accounts managed by the Sub-Adviser are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by the Sub-Adviser to be equitable. In some cases, this procedure may adversely affect the price paid or received by a Fund or the size of the position obtained for or disposed of by a Fund.

When selecting brokers the Funds negotiate with their brokers to ensure that the Funds pay a rate of commission that is competitive with the current market environment as determined by the Sub-Adviser.

All trades were in accordance with the 17e-1 procedures of the Trust. The Funds paid the following brokerage commissions for the periods indicated:

	Brokerage Commissions
Fund	Fiscal year ended May 31, 2026	Fiscal year ended May 31, 2025	Fiscal year ended May 31, 2024
FPA Queens Road Value Fund[1]	$150	$0	$1,7382
FPA Queens Road Small Cap Value Fund[1]	$61,630	$79,691	$68,6443

1 Prior to July 28, 2023, the date of reorganization, the portfolio turnover rate reflects that of the Predecessor Funds.

2 The variations in brokerage commissions for the FPA Queens Road Value Fund were due to portfolio turnover.

3 The variations in brokerage commissions for the FPA Queens Road Small Cap Value Fund were due to portfolio turnover.

No commissions were paid to any affiliated broker during the last three fiscal years.

CAPITAL STOCK AND OTHER SECURITIES

Capital Stock. The Agreement and Declaration of Trust permits the Trust to issue an unlimited number of shares of beneficial interest, without par value. The Board has the power to designate one or more series (portfolios) or classes of shares of beneficial interest without shareholder approval.

When issued and paid for, the shares of each series and class of the Trust participates equally in dividend and liquidation rights. Fund shares are transferable, fully paid and non-assessable, and do not have any preemptive or conversion rights.

Voting Rights. The Agreement and Declaration of Trust requires shareholder meetings to elect trustees only when required by the 1940 Act, which is likely to occur infrequently. When matters are submitted for a shareholder vote, each shareholder is entitled to one vote for each share owned.

PURCHASE, REDEMPTION AND PRICING OF SHARES

See “How To Purchase Shares” and “How To Redeem Shares” in each Fund’s prospectus.

Share Classes. FPA Queens Road Value Fund offers a single class of shares, consistent with the terms of its prospectus.

FPA Queens Road Small Cap Value Fund, consistent with the terms in its prospectus, issues three classes of shares: Investor Class, Advisor Class and Institutional Class. The Investor Class, Advisor Class, and Institutional Class shares of FPA Queens Road Small Cap Value Fund represent an identical interest in the investment portfolio of FPA Queens Road Small Cap Value Fund and have the same rights and bear the same fees, except that, each class of shares bears different administrative and/or shareholder services expenses. Such expenses that are imposed on each class of shares are imposed directly against the assets of the relevant class of shares and not against all assets of the Fund. As discussed in the “Purchase and Sale of Fund Shares” section of FPA Queens Road Small Cap Value Fund’s prospectus, each class of shares has different investment minimums. Dividends paid by FPA Queens Road Small Cap Value Fund for each class of shares are calculated in the same manner at the same time and differ only to the extent that the different administrative services fee charged to each class are borne exclusively by that class.

TAXATION OF THE FUNDS

General. Each Fund intends to continue to qualify for treatment as a “regulated investment company” (as defined in section 851(a) of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”)) (“RIC”). By doing so, each Fund (but not its shareholders) will be relieved of federal income tax on the part of its investment company taxable income (consisting generally of net investment income, the excess, if any, of net short-term capital gain over net long-term capital loss (“net short- term capital gain”), and net gains and losses from certain non-U.S. currency transactions, if any, all determined without regard to any deduction for dividends paid) and net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) that it distributes to its shareholders.

To continue to qualify for treatment as a RIC, each Fund must distribute annually to its shareholders an amount at least equal to 90% of its investment company taxable income and net-tax exempt income (“Distribution Requirement”) and must meet several additional requirements. These requirements include the following: (1) the Fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of securities or non-U.S. currencies, net income from certain publicly traded partnerships (“QPTPs”) or other income derived with respect to its business of investing in securities or those currencies (“Income Requirement”); and (2) at the close of each quarter of the Fund’s taxable year, (a) at least 50% of the value of its total assets must be represented by cash and cash items, government securities, securities of other RICs, and other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund’s total assets and that does not represent more than 10% of the issuer’s outstanding voting securities, and (b) not more than 25% of the value of its total assets may be invested in (i) the securities (other than government securities or securities of other RICs) of any one issuer, (ii) the securities (other than securities of other RICs) of two or more issuers the Fund controls that are determined to be engaged in the same, similar, or related trades or businesses and (iii) the securities of one or more QPTPs (“Diversification Requirements”).

If a Fund failed to qualify for treatment as a RIC for any taxable year - either (1) by failing to satisfy the Distribution Requirement, even if it satisfied the Income and Diversification Requirements, or (2) by failing to satisfy the Income Requirement and/or either Diversification Requirement and was unable, or determined not to, avail itself of certain cure provisions then for federal tax purposes it would be taxed as an ordinary corporation on the full amount of its taxable income for that year without being able to deduct the distributions it makes to its shareholders. In addition, for those purposes the shareholders would treat all those distributions, including distributions of net capital gain, as dividends to the extent of such Fund’s earnings and profits, taxable as ordinary income — except that, for individual and certain other non-corporate shareholders, the part thereof that is “qualified dividend income” (as described in the Prospectus) (“QDI”) would be subject to federal income tax at the rates for net capital gain, a maximum of 15% or 20% depending on whether the shareholder’s income exceeds certain threshold amounts — and, for corporate shareholders, all or part of those dividends would be eligible for the dividends-received deduction available to corporations under certain circumstances. Furthermore, such Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions before requalifying for RIC treatment.

Each Fund will be subject to a nondeductible 4% federal excise tax (“Excise Tax”) to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year (taking into account certain deferrals and elections) and capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts. Each Fund will be treated as having distributed any amount on which it is subject to income tax for any taxable year. Each Fund generally intends to continue to meet this distribution requirement to avoid Excise Tax liability.

In determining its net capital gain, including in connection with determining the amount available to support a capital gain dividend, its taxable income and its earnings and profits, a Fund generally may elect to treat part or all of any post- October capital loss (defined as any net capital loss attributable to the portion, if any, of the taxable year after October 31 or, if there is no such loss, the net long-term capital loss or net short-term capital loss attributable to such portion of the taxable year) or late-year ordinary loss (generally, the sum of its (i) net ordinary loss from the sale, exchange or other taxable disposition of property, attributable to the portion, if any, of the taxable year after October 31, and its (ii) other net ordinary loss attributable to the portion, if any, of the taxable year after December 31) as if incurred in the succeeding taxable year. The capital losses of a Fund, if any, do not flow through to shareholders. Rather, each Fund may use its capital losses, subject to applicable limitations, to offset its capital gains without being required to pay taxes on or distribute to shareholders such gains that are offset by the losses. If a Fund has a “net capital loss” (that is, capital losses in excess of capital gains) for a taxable year, the excess (if any) of a Fund’s net short-term capital losses over its net long-term capital gains is treated as a short-term capital loss arising on the first day the next taxable year, and the excess (if any) of a Fund's net long-term capital losses over its net short-term capital gains is treated as a long-term capital loss arising on the first day of the next taxable year. Any such capital losses of a Fund that are not used to offset capital gains may be carried forward indefinitely to reduce any future capital gains realized by the Fund in succeeding taxable years. The amount of capital losses that can be carried forward and used in any single year is subject to an annual limitation if there is a more than 50% “change in ownership” of a Fund. An ownership change generally results when shareholders owning 5% or more of a Fund increase their aggregate holdings by more than 50% over a three-year look-back period. An ownership change could result in capital loss carryovers being used at a slower rate, thereby reducing a Fund’s ability to offset capital gains with those losses. An increase in the amount of taxable gains distributed to a Fund’s shareholders could result from an ownership change. No Fund undertakes any obligation to avoid or prevent an ownership change, which can occur in the normal course of shareholder purchases and redemptions or as a result of engaging in a tax-free reorganization with another fund. Moreover, because of circumstances beyond a Fund’s control, there can be no assurance that a Fund will not experience, or has not already experienced, an ownership change. Additionally, if a Fund engages in a tax-free reorganization with another fund, the effect of these and other rules not discussed herein may be to disallow or postpone the use by the Fund of its capital loss carryovers (including any current year losses and built-in losses when realized) to offset its own gains or those of the other fund, or vice versa, thereby reducing the tax benefits Fund shareholders would otherwise have enjoyed from the use of such capital loss carryovers.

Special Tax Treatment. Certain of the Funds’ investments may be subject to special U.S. federal income tax provisions that may, among other things, (i) disallow, suspend or otherwise limit the allowance of certain losses or deductions, (ii) convert lower-taxed long-term capital gain into higher-taxed short-term capital gain or ordinary income, (iii) convert an ordinary loss or a deduction into a capital loss, the deductibility of which is more limited, (iv) adversely affect when a purchase or sale of stock or securities is deemed to occur, (v) adversely alter the intended characterization of certain complex financial transactions, (vi) cause the Funds to recognize income or gain without a corresponding receipt of cash and (vii) produce income that will not constitute qualifying income for purposes of the Income Requirement. The application of these rules could cause the Funds to be subject to U.S. federal income tax or the Excise Tax and, under certain circumstances, could affect each Fund’s status as a RIC. Each Fund will monitor its investments and may make certain tax elections in order to mitigate the effect of these provisions.

Zero-Coupon Securities. The Funds may acquire (1) zero-coupon or other securities issued with original issue discount (“OID”) and/or (2) Treasury inflation indexed securities (initially known as Treasury inflation-protected securities) (“TIPS”), on which principal is adjusted based on changes in the Consumer Price Index. Each Fund must include in its gross income the OID that accrues on those securities, and the amount of any principal increases on TIPS, during the taxable year, even if it receives no corresponding payment on them during the year. Because each Fund annually must distribute substantially all of its investment company taxable income, including any accrued OID and other non-cash income, to satisfy the Distribution Requirement and avoid imposition of the Excise Tax, it might be required in a particular year to distribute as a dividend an amount that is greater than the total amount of cash it actually receives. Those distributions would have to be made from such Fund’s cash assets or, if necessary, from the proceeds of sales of its portfolio securities. Such Fund might realize capital gains or losses from those sales, which would increase or decrease its investment company taxable income and/or net capital gain.

Non-U.S. Investments. Dividends and interest each Fund receives, and gains it realizes, on non-U.S. securities may be subject to income, withholding, or other taxes non-U.S. countries and U.S. possessions impose that would reduce the total return on its investments. Tax conventions between certain countries and the United States may reduce or eliminate those taxes, however, and many non-U.S. countries do not impose taxes on capital gains on investments by non-U.S. investors.

Each Fund may invest in the stock of “passive foreign investment companies” (each, a “PFIC”). A PFIC is any non-U.S. corporation (with certain exceptions) that, in general, meets either of the following tests for a taxable year: (1) at least 75% of its gross income is passive or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. Under certain circumstances, a Fund will be subject to federal income tax on a portion of any “excess distribution” it receives on stock of a PFIC or of any gain on its disposition of that stock (collectively “PFIC income”), plus interest thereon, even if the Fund distributes the PFIC income as a dividend to its shareholders. The balance of the PFIC income will be included in such Fund’s investment company taxable income and, accordingly, will not be taxable to it to the extent it distributes that income to its shareholders. Fund distributions thereof will not be eligible for the reduced maximum federal income tax rates on QDI mentioned above.

If a Fund invests in a PFIC and elects to treat the PFIC as a “qualified electing fund” (“QEF”), then in lieu of the foregoing tax and interest obligation, the Fund would be required to include in income each taxable year its pro rata share of the QEF’s annual ordinary earnings and net capital gain — which the Fund likely would have to distribute to satisfy the Distribution Requirement and avoid imposition of the Excise Tax — even if the Fund did not receive those earnings and gain from the QEF. In most instances it will be very difficult, if not impossible, to make this election because some of the information required to make this election may not be easily obtainable.

A Fund may elect to “mark to market” any stock in a PFIC it owns at the end of its taxable year. “Marking-to-market,” in this context, means including in gross income each taxable year (and treating as ordinary income) the excess, if any, of the fair market value of the stock over the Fund’s adjusted basis therein (including mark-to-market gain for each prior year for which an election was in effect) as of the end of that year. Pursuant to the election, such Fund also would be allowed to deduct (as an ordinary, not a capital, loss) the excess, if any, of its adjusted basis in PFIC stock over the fair market value thereof as of the taxable year-end, but only to the extent of any net mark-to-market gains with respect to that stock the Fund included in income for prior taxable years under the election. The Fund’s adjusted basis in each PFIC’s stock subject to the election would be adjusted to reflect the amounts of income included and deductions taken thereunder.

Investors should be aware that a Fund may not be able, at the time it acquires a non-U.S. corporation’s shares, to ascertain whether the corporation is a PFIC and that a non-U.S. corporation may become a PFIC after the Fund acquires shares therein. Each Fund reserves the right to make investments in PFICs as a matter of its investment policy.

Non-U.S. Currencies. Gains from the disposition of non-U.S. currencies (except certain gains that may be excluded by future regulations), if any, will be treated as qualifying income under the Income Requirement. Each Fund monitors its transactions, and seeks to make appropriate tax elections, if any, and entries in its books and records when it acquires any non-U.S. currency, (1) to mitigate the effect of complex rules that determine for income tax purposes the amount, character, and timing of recognition of the gains and losses it realizes in connection therewith, (2) to prevent its disqualification as a RIC, and (3) to minimize the imposition of federal income taxes and the Excise Tax.

Under section 988 of the Internal Revenue Code, any gains or losses (1) from the disposition of non-U.S. currencies and (2) that are attributable to exchange rate fluctuations between the time a Fund accrues dividends, interest, or other receivables or expenses or other liabilities denominated in a non-U.S. currency and the time it actually collects the receivables or pays the liabilities, generally are treated as ordinary income or loss. These gains or losses will increase or decrease the amount of such Fund’s investment company taxable income to be distributed to its shareholders as ordinary income, rather than affecting the amount of its net capital gain. If a Fund’s section 988 losses exceed other investment company taxable income for a taxable year, the Fund would not be able to distribute any dividends, and any distributions made during that year before the losses were realized would be recharacterized as a return of capital to shareholders, rather than as a dividend, thereby reducing each shareholder’s basis in his or her Fund shares. Although each Fund values its assets daily in terms of U.S. dollars, it is not likely to physically convert all of its holdings of non-U.S. currencies into U.S. dollars on a daily basis. When a Fund does so, it will incur the costs of currency conversion.

Taxation of a Fund’s Shareholders. A capital loss a shareholder realizes on a redemption of Fund shares held for six months or less must be treated as a long-term (not a short-term) capital loss to the extent of any capital gain distributions received with respect to those shares. In addition, any loss a shareholder realizes on a redemption of Fund shares will be disallowed to the extent the shares are replaced within a 61-day period beginning 30 days before and ending 30 days after the disposition of the shares. In that case, the basis in the acquired shares will be adjusted to reflect the disallowed loss.

Certain distributions reported by a Fund as section 163(j) interest dividends may be treated as interest income by shareholders for purposes of the tax rules applicable to interest expense limitations under section 163(j) of the Internal Revenue Code. Such treatment by the shareholder is generally subject to holding period requirements and other potential limitations, although the holding period requirements are generally not applicable to dividends declared by money market funds and certain other funds that declare dividends daily and pay such dividends on a monthly or more frequent basis. The amount that such Fund is eligible to report as a section 163(j) dividend for a tax year is generally limited to the excess of such Fund's business interest income over the sum of such Fund's (i) business interest expense and (ii) other deductions properly allocable to the Fund's business interest income If the NAV of a shareholder’s Fund shares is reduced, by reason of a distribution of net investment income or realized net capital gains, below the shareholder’s cost, the distribution nevertheless will be taxable to the shareholder, and a sale of those shares at that time would result in a capital loss for federal income tax purposes.

Dividends a Fund pays to a nonresident alien individual, non-U.S. corporation or partnership, or non-U.S. trust or estate (each, a “foreign shareholder”), other than (1) dividends paid to a non-U.S. shareholder whose ownership of shares is effectively connected with a trade or business within the United States and (2) capital gain distributions paid to a nonresident alien individual who is physically present in the United States for no more than 182 days during the taxable year, generally will be subject to a federal withholding tax of 30% (or lower treaty rate). Two categories of dividends, however, “short-term capital gain dividends” and “interest-related dividends,” if reported by a Fund in writing to its shareholders, will be exempt from that tax. “Short-term capital gain dividends” are dividends that are attributable to net short-term capital gain, computed with certain adjustments. “Interest-related dividends” are dividends that are attributable to “qualified net interest income” (i.e., “qualified interest income,” which generally consists of certain original issue discount, interest on obligations “in registered form,” and interest on deposits, less allocable deductions) from sources within the United States. Depending on the circumstances, a Fund may report all, some or none of the Fund’s potentially eligible dividends as eligible for exemption from withholding tax, and a portion of the Fund’s distributions (e.g. interest and dividends from non-U.S. sources or any non-U.S. currency gains) would be ineligible for such exemption. In the case of shares held through an intermediary, the intermediary may withhold on a payment even if a Fund reports the payment as eligible for the exemption from withholding. In order to qualify for this exemption from withholding, a non-U.S. shareholder must have provided appropriate withholding certificates (e.g., an executed W- 8BEN, etc.) certifying foreign status.

An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from a Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds certain threshold amounts.

Backup Withholding. A Fund may be required to withhold tax at the current rate of 24% from all taxable distributions and redemption proceeds payable to shareholders who fail to provide the Fund with their correct taxpayer identification number or to make required certifications, or who have been notified by the Internal Revenue Service (the “Service”) that they are subject to backup withholding. Corporate shareholders and certain other shareholders specified in the Internal Revenue Code generally are exempt from such backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder’s U.S. federal tax liability.

Other Taxation. Distributions also may be subject to additional state, local and foreign taxes, depending on each shareholder’s particular situation. Under the laws of various states, distributions of investment company taxable income generally are taxable to shareholders even though all or a substantial portion of such distributions may be derived from interest on certain federal obligations which, if the interest were received directly by a resident of such state, would be exempt from such state’s income tax (qualifying federal obligations). However, some states may exempt all or a portion of such distributions from income tax to the extent the shareholder is able to establish that the distribution is derived from qualifying federal obligations. Moreover, for state income tax purposes, interest on some federal obligations generally is not exempt from taxation, whether received directly by a shareholder or through distributions of investment company taxable income (for example, interest on Federal National Mortgage Association (“FNMA”) Certificates and Government National Mortgage Association (“GNMA”) Certificates). Shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in a Fund.

Foreign Account Tax Compliance Act (“FATCA”). Under FATCA, “foreign financial institutions” (“FFIs”) or “non-financial foreign entities” (“NFFEs”) that are Fund shareholders may be subject to a generally nonrefundable 30% withholding tax on income dividends a Fund pays. As discussed more fully below, the FATCA withholding tax generally can be avoided (a) by an FFI, if it reports certain information regarding direct and indirect ownership of financial accounts U.S. persons hold with the FFI and (b) by an NFFE that certifies its status as such and, in certain circumstances, either that (i) it has no substantial U.S. persons as owners or (ii) it does have such owners and reports information relating to them to the withholding agent (which may be a Fund).

The U.S. Treasury Department has negotiated intergovernmental agreements (“IGAs”) with certain countries and is in various stages of negotiations with other non-U.S. countries with respect to one or more alternative approaches to implement FATCA. An entity in those countries may be required to comply with the terms of the IGA instead of Treasury regulations.

An FFI can avoid FATCA withholding by becoming a “participating FFI,” which requires the FFI to enter into a tax compliance agreement with the Service under the Internal Revenue Code. Under such an agreement, a participating FFI agrees to (1) verify and document whether it has U.S. accountholders, (2) report certain information regarding their accounts to the Service, and (3) meet certain other specified requirements.

An FFI resident in a country that has entered into a Model I IGA with the United States must report to that country’s government (pursuant to the terms of the applicable IGA and applicable law), which will, in turn, report to the Service. An FFI resident in a Model II IGA country generally must comply with U.S. regulatory requirements, with certain exceptions, including the treatment of recalcitrant accountholders. An FFI resident in one of those countries that complies with whichever of the foregoing applies will be exempt from FATCA withholding.

An NFFE that is the beneficial owner of a payment from a Fund can avoid FATCA withholding generally by certifying its status as such and, in certain circumstances, either that (1) it does not have any substantial U.S. owners or (2) it does have one or more such owners and reports the name, address, and taxpayer identification number of each such owner. The NFFE will report to a Fund or other applicable withholding agent, which will, in turn, report information to the Service.

Those non-U.S. shareholders also may fall into certain exempt, excepted, or deemed compliant categories established by Treasury regulations, IGAs, and other guidance regarding FATCA. An FFI or NFFE that invests in a Fund will need to provide the Fund with documentation properly certifying the entity’s status under FATCA to avoid FATCA withholding. The requirements imposed by FATCA are different from, and in addition to, the tax certification rules to avoid backup withholding described in the Prospectus. Non-U.S. investors are urged to consult their tax advisers regarding the application of these requirements to their own situation and the impact thereof on their investment in a Fund.

FINANCIAL STATEMENTS

The Trust’s independent registered public accounting firm, Tait Weller, audits and reports on the Fund’s annual financial statements. Incorporated by reference herein is the Fund’s Annual Financials and Other Information for the fiscal year ended May 31, 2026, which is included as part of the Fund’s most recent Form N-CSR filing and includes the “Schedule of Investments”, “Statement of Assets and Liabilities”, “Statement of Operations”, “Statements of Changes in Net Assets”, “Financial Highlights” and “Notes to Financial Statements”. The Funds have adopted the financial statements of the Predecessor Funds. Those financial statements for the fiscal year ended May 31, 2023, and prior, were audited by the Predecessor Funds’ registered public accounting firm. A copy of the Funds’ Annual Financial and Other Information is available upon request without charge by contacting the Fund at the address or telephone number set forth on the cover page of this Statement of Additional Information or at https://fpa.com/funds.

PROXY VOTING POLICIES AND PROCEDURES

The Board of Trustees has adopted proxy voting procedures and guidelines to govern the voting of proxies relating to the Funds’ portfolio securities. The procedures and guidelines delegate to the Sub-Adviser the authority to vote proxies relating to portfolio securities and provide guidelines to ensure that proxies are voted in the best interest of the Funds’ shareholders. The Sub-Adviser will put the interests of the Funds’ shareholders above all others when voting proxies. If a conflict of interest should arise between the interests of the Sub-Adviser and the interests of the Funds’ shareholders, the Sub-Adviser will vote the proxies in the shareholders’ best interests. Any such conflict of interest will be reported to the Board of Trustees at the next meeting of the Trustees.

A copy of the proxy voting procedures for the Funds is available at no charge upon request by calling (800) 638-3060 or at the SEC’s website at www.sec.gov. Also, a report filed on Form N-PX is available, upon request, at no charge that details the proxy votes made by each Fund for the previous 12-month period ended June 30. These reports are available by calling (800) 638-3060, visiting the Funds’ website at https://fpa.com, and will also be made available on the SEC’s website at www.sec.gov.

PART  C: OTHER INFORMATION

FPA Queens Road Small Cap Value Fund

FPA Queens Road Value Fund

ITEM 28.	EXHIBITS.

(a)(1)	Agreement and Declaration of Trust of Investment Managers Series Trust III is incorporated herein by reference to Post-Effective Amendment No. 24 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission (the “Commission”) on July 13, 1998.

(a)(1)(i)	Amendment No. 1 to the Agreement and Declaration of Trust is incorporated herein by reference to Exhibit (a)(1)(i) to Post-Effective Amendment No. 127 to Registrant’s Registration Statement on Form N-1A filed with the Commission on November 19, 2024.

(a)(1)(ii)	Amendment No. 2 to the Agreement and Declaration of Trust is incorporated herein by reference to Exhibit (a)(1)(ii) to Post-Effective Amendment No. 127 to Registrant’s Registration Statement on Form N-1A filed with the Commission on November 19, 2024.

(a)(1)(iii)	Amendment No. 3 to the Agreement and Declaration of Trust is incorporated herein by reference to Exhibit (a)(1)(iii) to Post-Effective Amendment No. 127 to Registrant’s Registration Statement on Form N-1A filed with the Commission on November 19, 2024.

(a)(1)(iv)	Amendment No. 4 to the Agreement and Declaration of Trust is incorporated herein by reference to Exhibit (a)(1)(i) to Post-Effective Amendment No. 113 to the Registrant’s Registration Statement on Form N-1A filed with the Commission on January 26, 2024.

(a)(2)	Certificate of Trust is incorporated herein by reference to Post-Effective Amendment No. 24 to the Registrant’s Registration Statement on Form N-1A filed with the Commission on July 13, 1998.

(a)(3)	Certificate of Amendment to Certificate of Trust is incorporated herein by reference to Post-Effective Amendment No. 24 to the Registrant’s Registration Statement on Form N-1A filed with the Commission on July 13, 1998.

(a)(4)	Certificate of Amendment to Certificate of Trust is incorporated herein by reference to Post-Effective Amendment No. 52 to the Registrant’s Registration Statement on Form N-1A filed with the Commission on August 1, 2003.

(a)(5)	Certificate of Amendment to the Certificate of Trust is incorporated herein by reference to Exhibit (a)(5) to Post-Effective Amendment No. 113 to the Registrant’s Registration Statement on Form N-1A filed with the Commission on January 26, 2024.

(b)(1)	By-Laws are incorporated herein by reference to Post-Effective Amendment No. 24 to the Registrant’s Registration Statement on Form N-1A filed with the Commission on July 13, 1998.

(b)(2)	Amendment to By-Laws dated December 10, 1998 are incorporated herein by reference to Post-Effective Amendment No. 27 to the Registrant’s Registration Statement on Form N-1A filed with the Commission on February 8, 1999.

(b)(3)	Amendment to By-Laws dated February 6, 2006 are incorporated herein by reference to Post-Effective Amendment No. 55 to the Registrant’s Registration Statement on Form N-1A filed with the Commission on August 1, 2006.

(b)(4)	Amendment to By-Laws dated August 7, 2006 are incorporated herein by reference to Post-Effective Amendment No. 56 to the Registrant’s Registration Statement on Form N-1A filed with the Commission on August 1, 2007.

(b)(5)	Amendment to By-Laws is incorporated herein by reference to Exhibit (b)(5) to Post-Effective Amendment No. 113 to the Registrant’s Registration Statement on Form N-1A filed with the Commission on January 26, 2024.

(c)	Not applicable.

(d)(1)	Investment Advisory Agreement between Registrant and First Pacific Advisors, LP for FPA Queens Road Small Cap Value Fund and FPA Queens Road Value Fund is incorporated herein by reference to Exhibit (d)(4) to Post-Effective Amendment No. 106 to the Registrant’s Registration Statement on Form N-1A filed on June 30, 2023.

(d)(2)	Investment Sub-Advisory Agreement among Registrant, First Pacific Advisors, LP and Bragg Financial Advisors, Inc. for FPA Queens Road Small Cap Value Fund and FPA Queens Road Value Fund is incorporated herein by reference to Exhibit (d)(6) to Post-Effective Amendment No. 106 to the Registrant’s Registration Statement on Form N-1A filed on June 30, 2023.

(d)(3)	Form of Expense Limitation Agreement between Registrant and First Pacific Advisors, LP for FPA Queens Road Value Fund – filed herewith.

(e)(1)	Distribution Agreement between Registrant and UMB Distribution Services, LLC dated as of September 28, 2012 is incorporated herein by reference to Post-Effective Amendment No. 67 to the Registrant’s Registration Statement on Form N-1A filed with the Commission on April 30, 2013.

(e)(2)	Amendment to Distribution Agreement between Registrant and UMB Distribution Services, LLC Fund is incorporated herein by reference to Post-Effective Amendment No. 84 to the Registrant’s Registration Statement on Form N-1A filed with the Commission on December 31, 2018.

(e)(3)	Amendment Agreement to the Distribution Agreement between Registrant and UMB Distribution Services, LLC and the Transfer Agency Agreement between the Registrant and UMB Fund Services, Inc. is incorporated herein by reference to Exhibit (e)(3) to Post-Effective Amendment No. 106 to the Registrant’s Registration Statement on Form N-1A filed on June 30, 2023.

(e)(4)	Form of Amendment to the Distribution Agreement between Registrant and UMB Distribution Services, LLC is incorporated herein by reference to Exhibit (e)(2) to Post-Effective Amendment No. 127 to the Registrant’s Registration Statement on Form N-1A filed with the Commission on November 19, 2024.

(e)(5)	Form of Novation to the Distribution Agreement between Registrant and Distribution Services, LLC is incorporated herein by reference to Exhibit (e)(5) to Post-Effective Amendment No. 128 to the Registrant’s Registration Statement on Form N-1A filed with the Commission on January 27, 2025.

(f)	Not applicable.

(g)	Form of Custody Agreement between Registrant and UMB Bank, N.A. is incorporated herein by reference to Exhibit (g)(4) to Post-Effective Amendment No. 106 to the Registrant’s Registration Statement on Form N-1A filed on June 30, 2023.

(h)(1)(a)	Transfer Agency Agreement between Registrant and UMB Fund Services, Inc. is incorporated herein by reference to Post-Effective Amendment No. 75 to the Registrant’s Registration Statement of Form N-1A filed with the Commission on April 30, 2015.

(h)(1)(b)	Amendment to Transfer Agency Agreement between Registrant and UMB Fund Services, LLC Fund is incorporated herein by reference to Post-Effective Amendment No. 84 to the Registrant’s Registration Statement on Form N-1A filed with the Commission on December 31, 2018.

(h)(2)(a)	Co-Administration Agreement among Registrant and UMB Fund Services, Inc. and Mutual Fund Administration LLC is incorporated herein by reference to Exhibit (h)(2) to Post-Effective Amendment No. 113 to the Registrant’s Registration Statement on Form N-1A filed with the Commission on January 26, 2024.

(h)(2)(b)	Amended and Restated Schedule A to Co-Administration Agreement among Registrant, UMBFS and MFAC is incorporated herein by reference to Exhibit (h)(3) to Post-Effective Amendment No. 113 to the Registrant’s Registration Statement on Form N-1A filed with the Commission on January 26, 2024.

(h)(3)	Form of Fund Accounting Agreement between Registrant and UMB Fund Services, Inc. is incorporated herein by reference to Exhibit (h)(5) to Post-Effective Amendment No. 106 to the Registrant’s Registration Statement on Form N-1A filed on June 30, 2023.

(h)(4)	Shareholder Service Plan is incorporated herein by reference to Exhibit (h)(4) to Post-Effective Amendment No. 122 to the Registrant’s Registration Statement on Form N-1A filed on September 27, 2024.

(i)	Opinion and Consent of Legal Counsel is incorporated herein by reference to Exhibit (i) to Post-Effective Amendment No. 107 to the Registrant’s Registration Statement on Form N-1A filed on September 28, 2023.

(j)	Consent of Independent Registered Public Accounting Firm – filed herewith.

(k)	Not applicable.

(l)	Not applicable.

(m)	Rule 12b-1 Plan – Not applicable.

(n)	Multiple Share Class Plan for the Registrant adopted pursuant to rule 18f-3 under the Investment Company Act of 1940 is incorporated herein by reference to Exhibit (n) to Post-Effective Amendment No. 122 to the Registrant’s Registration Statement on Form N-1A filed on September 27, 2024.

(o)	Reserved.

(p)(1)	Code of Ethics of Registrant is incorporated herein by reference to Exhibit (p)(1) to Post-Effective Amendment No. 122 to Registrant’s Registration Statement on Form N-1A filed with the Commission on September 27, 2024.

(p)(2)	Code of Ethics of First Pacific Advisors, LP is incorporated herein by reference to Post-Effective Amendment No. 118 to the Registrant’s Registration Statement on Form N-1A filed with the Commission on April 29, 2024.

(p)(3)	Code of Ethics of Bragg Financial Advisors, Inc. is incorporated herein by reference to Exhibit (p)(3) to Post-Effective Amendment No. 122 to Registrant’s Registration Statement on Form N-1A filed with the Commission on September 27, 2024.

(q)	Powers of Attorney is incorporated herein by reference to Exhibit (q) to Post-Effective Amendment No. 147 to Registrant’s Registration Statement on Form N-1A filed with the Commission on April 24, 2026.

ITEM 29.	PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE FUNDS.

Not applicable.

ITEM 30.	INDEMNIFICATION.

Reference is made to Article  VI of Registrant’s Declaration of Trust, which is incorporated herein by reference. Registrant hereby also makes the undertaking consistent with Rule  484 under the Securities Act of 1933, as amended. Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Pursuant to the Distribution Agreement between Registrant and Distribution Services, LLC (“Provider”), Registrant shall indemnify, defend and hold Provider, and each of its present or former directors, members, officers, employees, representatives and any person who controls or previously controlled Provider within the meaning of Section  15 of the Securities Act (“Provider Indemnitees”), free and harmless from and against: (1)  any and all losses, claims, demands, liabilities, damages, charges, payments, costs and expenses (including the costs of investigating or defending any alleged losses, claims, demands, liabilities, damages, charges, payments, fines, penalties, costs or expenses and any counsel fees incurred in connection therewith) of any and every nature (“Losses”) which Provider and each of the Provider Indemnitees may incur under the Securities Act, the Securities Exchange Act of 1934 and the Investment Company Act of 1940 and any other statute (including Blue Sky laws) or any rule  or regulation thereunder, or under common law or otherwise arising out of or based upon any untrue statement, or alleged untrue statement, of a material fact contained in the Registration Statement or any Prospectus, an annual or interim report to shareholders or sales literature, or any amendments or supplements thereto, or arising out of or based upon any omission, or alleged omission, to state therein a material fact required to be stated therein or necessary to make the statements therein not misleading; provided, however, that Registrant’s obligation to indemnify Provider and any of the foregoing Provider Indemnitees shall not be deemed to cover any Losses arising out of any untrue statement or alleged untrue statement or omission or alleged omission made therein in reliance upon and in conformity with information relating to Provider and furnished to Registrant or its counsel by Provider in writing for the purpose of, and used in, the preparation thereof; or (2)  any and all Losses which Provider and each of the Provider Indemnitees may incur in connection with this Agreement, Provider’s performance hereunder, or Provider’s acting in accordance with instructions from Registrant or its representatives, except to the extent the Losses result from Provider’s breach of this Agreement or from Provider’s willful misfeasance, bad faith or gross negligence in the performance of its duties, or by reason of its reckless disregard of its obligations and duties under this Agreement.

ITEM 31.	BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.

With respect to the Adviser, the response to this Item is incorporated by reference to the Adviser’s Uniform Application for Investment Adviser Registration (Form  ADV) on file with the Securities and Exchange Commission (“SEC”). The Adviser’s Form  ADV may be obtained, free of charge, at the SEC’s website at www.adviserinfo.sec.gov.

ITEM 32.	PRINCIPAL UNDERWRITER.

(a)        Distribution Services, LLC, the principal underwriter for Registrant, acts as a principal underwriter for the Registrant and the following investment companies:

1.	AOG Institutional Fund
2.	Arca U.S. Treasury Fund
3.	Aspiriant Capital Appreciation Fund
4.	Aspiriant Real Assets Fund
5.	Aspiriant Trust
6.	Callodine Specialty Income Fund
7.	EP Emerging Markets Fund, Series of Investment Managers Series Trust
8.	EuroPac Gold Fund, Series of Investment Managers Series Trust
9.	EuroPac International Bond Fund, Series of Investment Managers Series Trust
10.	EuroPac International Dividend Income Fund, Series of Investment Managers Series Trust
11.	EuroPac International Value Fund, Series of Investment Managers Series Trust
12.	E-Valuator Funds Trust
13.	Felicitas Private Markets Fund
14.	FlowStone Opportunity Fund
15.	Green Century Funds
16.	Hamilton Lane Credit Income Fund
17.	Hamilton Lane Private Assets Fund
18.	Hamilton Lane Private Infrastructure Fund
19.	Hamilton Lane Private Secondary Fund
20.	Hamilton Lane Venture Capital and Growth Fund
21.	Investment Managers Series Trust III
22.	MA Specialty Credit Income Fund
23.	Monachil Credit Income Fund
24.	Pender Real Estate Credit Fund
25.	Pursuit Asset-Based Income Fund
26.	Sound Point Alternative Income Fund
27.	StepStone Private Credit Income Fund
28.	StepStone Private Equity Strategies Fund
29.	StepStone Private Infrastructure Fund
30.	StepStone Private Markets
31.	StepStone Private Venture and Growth Fund
32.	The Marsico Investment Fund
33.	Thirdline Real Estate Income
34.	Variant Alternative Income Fund
35.	Variant Alternative Lending Fund
36.	Variant Impact Fund

(b)        The following information is furnished with respect to each director and officer of Distribution Services, LLC.

Name	Address	Position with Underwriter	Position with Registrant
Teresa Cowan	190 Middle Street, Suite 301, Portland, ME 04101	President	None
Chris Lanza	190 Middle Street, Suite 301, Portland, ME 04101	Vice President	None
Kate Macchia	190 Middle Street, Suite 301, Portland, ME 04101	Vice President	None
Gordon B. Taylor	190 Middle Street, Suite 301, Portland, ME 04101	Vice President and Chief Compliance Officer	None
Gabriel E. Edelman	190 Middle Street, Suite 301, Portland, ME 04101	Secretary	None
Susan L. LaFond	190 Middle Street, Suite 301, Portland, ME 04101	Treasurer	None
Weston Sommers	190 Middle Street, Suite 301, Portland, ME 04101	Financial and Operations Principal and Chief Financial Officer	None

(c)          Not applicable.

ITEM 33. LOCATION OF BOOKS AND RECORDS.

The account books and other documents required to be maintained by Registrant pursuant to Section  31(a)  of the Investment Company Act of 1940 and the Rules  thereunder will be maintained at the offices of:

(a)	First Pacific Advisors, LP, 2101 E. El Segundo Blvd., Suite 301, El Segundo, CA 90245 (records as investment adviser);

(b)	Bragg Financial Advisors, Inc., 1031 South Caldwell Street, Suite 200, Charlotte, North Carolina 28203 (records as investment sub-adviser to FPA Queens Road Small Cap Value Fund and FPA Queens Road Value Fund);

(c)	Mutual Fund Administration LLC, 2220 E. Route 66, Suite 226, Glendora, CA 91740 (records as co-administrator);

(d)	UMB Fund Services, Inc., 235 West Galena Street, Milwaukee, WI 53212 (records as co-administrator, transfer agent and shareholder service agent); and

(e)	Distribution Services, LLC, 190 Middle Street, Suite 301, Portland, ME 04101 (records relating to its function as distributor).

ITEM 34. MANAGEMENT SERVICES.

There is no management-related service contract under which services are provided to Registrant which is not discussed in Parts A or B hereof.

ITEM 35. UNDERTAKINGS.

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Milwaukee and State of Wisconsin, on the 28th day of September, 2026.

INVESTMENT MANAGERS SERIES TRUST III

By:	/s/Maureen Quill
Maureen Quill
President and Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed on 28th day of September, 2026, by the following persons in the capacities set forth below.

Signatures	Title

/s/ Maureen Quill	Trustee, President & Principal Executive Officer
Maureen Quill

†	Trustee
Sandra Brown

†	Trustee
Robert F. Goldrich

†	Trustee
John P. Zader

/s/ Rita Dam	Treasurer, Principal Accounting Officer & Principal
Rita Dam	Financial Officer

† By:	/s/Rita Dam
Rita Dam
Attorney-in-fact, pursuant to power of attorney previously filed with Post-Effective Amendment No. 147 filed on April 24, 2026.

Exhibit Index

Form of Expense Limitation Agreement	EX-99.28(d)(3)
Consent of Independent Registered Public Accounting Firm	EX-99.28(j)
101.SCH XBRL Taxonomy Extension Schema Document
101.CAL XBRL Taxonomy Extension Calculation Linkbase Document
101.DEF XBRL Taxonomy Extension Definition Linkbase Document
101.LAB XBRL Taxonomy Extension Label Linkbase
101.PRE XBRL Taxonomy Extension Presentation Linkbase Document